UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03416

The Calvert Fund

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert High Yield Bond Fund

Class A CYBAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.01%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ Fund selections within certain sectors ― especially the retail, health care, and paper sectors ― detracted from performance relative to the Index

↓ Fund allocations to certain credit ratings hurt results, particularly a modest position in lower-rated bonds. Selections among CCC-rated bonds also detracted

↓ Fund selections by duration segment detracted from Index-relative returns, especially investments in high yield bonds with durations of less than two years

↓ Allocations by duration segment hurt results, particularly underweight positions in bonds with durations between two and five years, and greater than 10 years

↑ Fund allocations to certain sectors contributed to performance relative to the Index during the period

↑ The Fund’s underweight position in the energy sector was especially helpful to performance. Overweight positions in health care and retail also contributed

↑ Fund selections within certain credit ratings aided Index-relative performance, especially investments in lower-rated bonds during the period

↑ An overweight position in CCC-rated bonds, and an underweight position in BB-rated bonds contributed to returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Index
9/14	$9,675	$10,000	$10,000
10/14	$9,669	$10,098	$10,114
11/14	$9,579	$10,152	$10,042
12/14	$9,414	$10,134	$9,894
1/15	$9,441	$10,327	$9,962
2/15	$9,582	$10,267	$10,199
3/15	$9,576	$10,309	$10,145
4/15	$9,686	$10,297	$10,267
5/15	$9,728	$10,279	$10,297
6/15	$9,611	$10,164	$10,140
7/15	$9,615	$10,224	$10,078
8/15	$9,505	$10,194	$9,900
9/15	$9,285	$10,233	$9,643
10/15	$9,490	$10,266	$9,906
11/15	$9,238	$10,229	$9,684
12/15	$9,183	$10,178	$9,434
1/16	$9,118	$10,290	$9,285
2/16	$9,113	$10,363	$9,328
3/16	$9,419	$10,490	$9,740
4/16	$9,622	$10,562	$10,130
5/16	$9,702	$10,570	$10,203
6/16	$9,748	$10,756	$10,313
7/16	$9,963	$10,844	$10,574
8/16	$10,112	$10,856	$10,809
9/16	$10,160	$10,859	$10,879
10/16	$10,195	$10,787	$10,913
11/16	$10,163	$10,544	$10,870
12/16	$10,257	$10,576	$11,084
1/17	$10,341	$10,613	$11,233
2/17	$10,438	$10,695	$11,408
3/17	$10,420	$10,691	$11,384
4/17	$10,520	$10,780	$11,513
5/17	$10,587	$10,863	$11,616
6/17	$10,657	$10,854	$11,628
7/17	$10,725	$10,908	$11,762
8/17	$10,718	$11,002	$11,759
9/17	$10,793	$10,963	$11,865
10/17	$10,819	$10,976	$11,911
11/17	$10,827	$10,960	$11,879
12/17	$10,849	$11,008	$11,913
1/18	$10,886	$10,902	$11,990
2/18	$10,807	$10,799	$11,878
3/18	$10,748	$10,853	$11,805
4/18	$10,742	$10,781	$11,883
5/18	$10,692	$10,840	$11,882
6/18	$10,678	$10,824	$11,923
7/18	$10,779	$10,847	$12,056
8/18	$10,858	$10,900	$12,143
9/18	$10,901	$10,853	$12,214
10/18	$10,761	$10,763	$12,014
11/18	$10,704	$10,811	$11,905
12/18	$10,540	$10,980	$11,644
1/19	$10,907	$11,132	$12,178
2/19	$11,057	$11,144	$12,384
3/19	$11,139	$11,345	$12,505
4/19	$11,267	$11,361	$12,680
5/19	$11,212	$11,535	$12,519
6/19	$11,420	$11,698	$12,826
7/19	$11,492	$11,733	$12,892
8/19	$11,565	$11,998	$12,942
9/19	$11,631	$11,946	$12,983
10/19	$11,672	$11,985	$13,013
11/19	$11,707	$11,982	$13,049
12/19	$11,862	$12,000	$13,322
1/20	$11,866	$12,216	$13,322
2/20	$11,752	$12,399	$13,116
3/20	$10,654	$12,156	$11,573
4/20	$11,017	$12,400	$12,013
5/20	$11,397	$12,516	$12,563
6/20	$11,434	$12,620	$12,685
7/20	$11,938	$12,842	$13,291
8/20	$11,991	$12,768	$13,422
9/20	$11,899	$12,745	$13,282
10/20	$11,963	$12,699	$13,344
11/20	$12,323	$12,865	$13,878
12/20	$12,471	$12,909	$14,143
1/21	$12,505	$12,828	$14,197
2/21	$12,497	$12,663	$14,247
3/21	$12,504	$12,515	$14,271
4/21	$12,613	$12,621	$14,428
5/21	$12,623	$12,669	$14,469
6/21	$12,779	$12,761	$14,667
7/21	$12,802	$12,889	$14,719
8/21	$12,849	$12,881	$14,799
9/21	$12,820	$12,771	$14,804
10/21	$12,776	$12,760	$14,778
11/21	$12,667	$12,776	$14,627
12/21	$12,893	$12,767	$14,902
1/22	$12,546	$12,487	$14,492
2/22	$12,393	$12,317	$14,362
3/22	$12,276	$11,986	$14,229
4/22	$11,836	$11,539	$13,711
5/22	$11,836	$11,603	$13,746
6/22	$11,148	$11,371	$12,810
7/22	$11,811	$11,657	$13,582
8/22	$11,519	$11,354	$13,256
9/22	$11,065	$10,865	$12,723
10/22	$11,350	$10,745	$13,086
11/22	$11,555	$11,146	$13,330
12/22	$11,477	$11,108	$13,230
1/23	$11,876	$11,453	$13,747
2/23	$11,689	$11,171	$13,569
3/23	$11,865	$11,434	$13,722
4/23	$11,958	$11,503	$13,855
5/23	$11,814	$11,384	$13,723
6/23	$11,967	$11,366	$13,946
7/23	$12,108	$11,378	$14,145
8/23	$12,116	$11,309	$14,185
9/23	$11,977	$11,040	$14,020
10/23	$11,837	$10,874	$13,847
11/23	$12,320	$11,363	$14,477
12/23	$12,714	$11,794	$15,011
1/24	$12,722	$11,766	$15,013
2/24	$12,720	$11,625	$15,058
3/24	$12,887	$11,739	$15,237
4/24	$12,792	$11,465	$15,085
5/24	$12,947	$11,655	$15,256
6/24	$13,082	$11,761	$15,403
7/24	$13,261	$12,028	$15,705
8/24	$13,452	$12,205	$15,955
9/24	$13,570	$12,373	$16,216

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	13.27%	3.12%	3.44%
Class A with 3.25% Maximum Sales Charge	9.57%	2.45%	3.10%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
ICE BofA U.S. High Yield Index	15.66%	4.54%	4.95%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$471,015,351
# of Portfolio Holdings	320
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,004,323

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Senior Floating-Rate Loans	8.3%
Short-Term Investments	10.0%
Corporate Bonds	80.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

BBB
3.7%
BB
43.8%
B
38.0%
CCC or Lower
13.2%
Not Rated
1.3%

Value	Value
Not Rated	1.3%
CCC or Lower	13.2%
B	38.0%
BB	43.8%
BBB	3.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CYBAX-TSR-AR

Calvert High Yield Bond Fund

Class C CHBCX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$187	1.76%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ Fund selections within certain sectors ― especially the retail, health care, and paper sectors ― detracted from performance relative to the Index

↓ Fund allocations to certain credit ratings hurt results, particularly a modest position in lower-rated bonds. Selections among CCC-rated bonds also detracted

↓ Fund selections by duration segment detracted from Index-relative returns, especially investments in high yield bonds with durations of less than two years

↓ Allocations by duration segment hurt results, particularly underweight positions in bonds with durations between two and five years, and greater than 10 years

↑ Fund allocations to certain sectors contributed to performance relative to the Index during the period

↑ The Fund’s underweight position in the energy sector was especially helpful to performance. Overweight positions in health care and retail also contributed

↑ Fund selections within certain credit ratings aided Index-relative performance, especially investments in lower-rated bonds during the period

↑ An overweight position in CCC-rated bonds, and an underweight position in BB-rated bonds contributed to returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Index
9/14	$10,000	$10,000	$10,000
10/14	$9,985	$10,098	$10,114
11/14	$9,886	$10,152	$10,042
12/14	$9,703	$10,134	$9,894
1/15	$9,723	$10,327	$9,962
2/15	$9,863	$10,267	$10,199
3/15	$9,850	$10,309	$10,145
4/15	$9,953	$10,297	$10,267
5/15	$9,988	$10,279	$10,297
6/15	$9,861	$10,164	$10,140
7/15	$9,854	$10,224	$10,078
8/15	$9,734	$10,194	$9,900
9/15	$9,503	$10,233	$9,643
10/15	$9,702	$10,266	$9,906
11/15	$9,436	$10,229	$9,684
12/15	$9,373	$10,178	$9,434
1/16	$9,300	$10,290	$9,285
2/16	$9,289	$10,363	$9,328
3/16	$9,594	$10,490	$9,740
4/16	$9,796	$10,562	$10,130
5/16	$9,870	$10,570	$10,203
6/16	$9,913	$10,756	$10,313
7/16	$10,123	$10,844	$10,574
8/16	$10,269	$10,856	$10,809
9/16	$10,311	$10,859	$10,879
10/16	$10,340	$10,787	$10,913
11/16	$10,301	$10,544	$10,870
12/16	$10,392	$10,576	$11,084
1/17	$10,466	$10,613	$11,233
2/17	$10,560	$10,695	$11,408
3/17	$10,535	$10,691	$11,384
4/17	$10,629	$10,780	$11,513
5/17	$10,689	$10,863	$11,616
6/17	$10,756	$10,854	$11,628
7/17	$10,816	$10,908	$11,762
8/17	$10,803	$11,002	$11,759
9/17	$10,871	$10,963	$11,865
10/17	$10,891	$10,976	$11,911
11/17	$10,895	$10,960	$11,879
12/17	$10,907	$11,008	$11,913
1/18	$10,936	$10,902	$11,990
2/18	$10,855	$10,799	$11,878
3/18	$10,787	$10,853	$11,805
4/18	$10,774	$10,781	$11,883
5/18	$10,717	$10,840	$11,882
6/18	$10,697	$10,824	$11,923
7/18	$10,790	$10,847	$12,056
8/18	$10,864	$10,900	$12,143
9/18	$10,900	$10,853	$12,214
10/18	$10,751	$10,763	$12,014
11/18	$10,688	$10,811	$11,905
12/18	$10,517	$10,980	$11,644
1/19	$10,878	$11,132	$12,178
2/19	$11,021	$11,144	$12,384
3/19	$11,094	$11,345	$12,505
4/19	$11,218	$11,361	$12,680
5/19	$11,153	$11,535	$12,519
6/19	$11,355	$11,698	$12,826
7/19	$11,419	$11,733	$12,892
8/19	$11,483	$11,998	$12,942
9/19	$11,541	$11,946	$12,983
10/19	$11,575	$11,985	$13,013
11/19	$11,599	$11,982	$13,049
12/19	$11,748	$12,000	$13,322
1/20	$11,745	$12,216	$13,322
2/20	$11,627	$12,399	$13,116
3/20	$10,534	$12,156	$11,573
4/20	$10,886	$12,400	$12,013
5/20	$11,254	$12,516	$12,563
6/20	$11,284	$12,620	$12,685
7/20	$11,775	$12,842	$13,291
8/20	$11,819	$12,768	$13,422
9/20	$11,724	$12,745	$13,282
10/20	$11,779	$12,699	$13,344
11/20	$12,125	$12,865	$13,878
12/20	$12,261	$12,909	$14,143
1/21	$12,287	$12,828	$14,197
2/21	$12,273	$12,663	$14,247
3/21	$12,272	$12,515	$14,271
4/21	$12,371	$12,621	$14,428
5/21	$12,373	$12,669	$14,469
6/21	$12,517	$12,761	$14,667
7/21	$12,532	$12,889	$14,719
8/21	$12,570	$12,881	$14,799
9/21	$12,530	$12,771	$14,804
10/21	$12,480	$12,760	$14,778
11/21	$12,368	$12,776	$14,627
12/21	$12,583	$12,767	$14,902
1/22	$12,233	$12,487	$14,492
2/22	$12,080	$12,317	$14,362
3/22	$11,956	$11,986	$14,229
4/22	$11,523	$11,539	$13,711
5/22	$11,512	$11,603	$13,746
6/22	$10,837	$11,371	$12,810
7/22	$11,474	$11,657	$13,582
8/22	$11,184	$11,354	$13,256
9/22	$10,735	$10,865	$12,723
10/22	$11,010	$10,745	$13,086
11/22	$11,195	$11,146	$13,330
12/22	$11,119	$11,108	$13,230
1/23	$11,493	$11,453	$13,747
2/23	$11,309	$11,171	$13,569
3/23	$11,475	$11,434	$13,722
4/23	$11,552	$11,503	$13,855
5/23	$11,409	$11,384	$13,723
6/23	$11,548	$11,366	$13,946
7/23	$11,675	$11,378	$14,145
8/23	$11,676	$11,309	$14,185
9/23	$11,538	$11,040	$14,020
10/23	$11,394	$10,874	$13,847
11/23	$11,850	$11,363	$14,477
12/23	$12,221	$11,794	$15,011
1/24	$12,222	$11,766	$15,013
2/24	$12,213	$11,625	$15,058
3/24	$12,364	$11,739	$15,237
4/24	$12,268	$11,465	$15,085
5/24	$12,407	$11,655	$15,256
6/24	$12,528	$11,761	$15,403
7/24	$12,689	$12,028	$15,705
8/24	$12,867	$12,205	$15,955
9/24	$13,163	$12,373	$16,216

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C	12.40%	2.36%	2.78%
Class C with 1% Maximum Deferred Sales Charge	11.40%	2.36%	2.78%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
ICE BofA U.S. High Yield Index	15.66%	4.54%	4.95%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$471,015,351
# of Portfolio Holdings	320
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,004,323

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Senior Floating-Rate Loans	8.3%
Short-Term Investments	10.0%
Corporate Bonds	80.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.3%
CCC or Lower	13.2%
B	38.0%
BB	43.8%
BBB	3.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CHBCX-TSR-AR

Calvert High Yield Bond Fund

Class I CYBIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.76%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ Fund selections within certain sectors ― especially the retail, health care, and paper sectors ― detracted from performance relative to the Index

↓ Fund allocations to certain credit ratings hurt results, particularly a modest position in lower-rated bonds. Selections among CCC-rated bonds also detracted

↓ Fund selections by duration segment detracted from Index-relative returns, especially investments in high yield bonds with durations of less than two years

↓ Allocations by duration segment hurt results, particularly underweight positions in bonds with durations between two and five years, and greater than 10 years

↑ Fund allocations to certain sectors contributed to performance relative to the Index during the period

↑ The Fund’s underweight position in the energy sector was especially helpful to performance. Overweight positions in health care and retail also contributed

↑ Fund selections within certain credit ratings aided Index-relative performance, especially investments in lower-rated bonds during the period

↑ An overweight position in CCC-rated bonds, and an underweight position in BB-rated bonds contributed to returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$999,601	$1,009,792	$1,011,384
11/14	$990,862	$1,015,242	$1,004,155
12/14	$973,794	$1,013,408	$989,350
1/15	$976,961	$1,032,698	$996,174
2/15	$991,928	$1,026,679	$1,019,940
3/15	$991,620	$1,030,917	$1,014,522
4/15	$1,002,974	$1,029,721	$1,026,686
5/15	$1,007,664	$1,027,919	$1,029,727
6/15	$995,932	$1,016,447	$1,014,020
7/15	$996,678	$1,022,366	$1,007,777
8/15	$985,386	$1,019,354	$990,029
9/15	$962,906	$1,023,344	$964,346
10/15	$984,365	$1,026,615	$990,634
11/15	$958,519	$1,022,871	$968,394
12/15	$953,071	$1,017,761	$943,415
1/16	$946,879	$1,028,996	$928,493
2/16	$946,612	$1,036,306	$932,811
3/16	$978,266	$1,049,006	$974,045
4/16	$999,887	$1,056,153	$1,012,966
5/16	$1,008,287	$1,056,978	$1,020,275
6/16	$1,013,353	$1,075,586	$1,031,334
7/16	$1,036,377	$1,084,449	$1,057,383
8/16	$1,051,970	$1,085,619	$1,080,935
9/16	$1,057,372	$1,085,877	$1,087,928
10/16	$1,061,386	$1,078,673	$1,091,328
11/16	$1,058,235	$1,054,427	$1,087,024
12/16	$1,068,409	$1,057,560	$1,108,405
1/17	$1,077,255	$1,061,291	$1,123,289
2/17	$1,087,791	$1,069,479	$1,140,818
3/17	$1,085,767	$1,069,121	$1,138,424
4/17	$1,096,687	$1,077,992	$1,151,323
5/17	$1,104,078	$1,086,309	$1,161,607
6/17	$1,111,876	$1,085,388	$1,162,833
7/17	$1,119,311	$1,090,794	$1,176,245
8/17	$1,118,558	$1,100,205	$1,175,940
9/17	$1,126,784	$1,096,333	$1,186,505
10/17	$1,129,755	$1,097,650	$1,191,084
11/17	$1,131,280	$1,095,989	$1,187,888
12/17	$1,133,423	$1,100,820	$1,191,350
1/18	$1,137,609	$1,090,227	$1,198,989
2/18	$1,129,896	$1,079,889	$1,187,810
3/18	$1,123,911	$1,085,336	$1,180,478
4/18	$1,123,498	$1,078,094	$1,188,330
5/18	$1,118,922	$1,083,973	$1,188,150
6/18	$1,117,603	$1,082,401	$1,192,253
7/18	$1,128,548	$1,084,667	$1,205,576
8/18	$1,137,300	$1,090,010	$1,214,307
9/18	$1,142,045	$1,085,340	$1,221,363
10/18	$1,127,402	$1,076,261	$1,201,362
11/18	$1,122,048	$1,081,101	$1,190,460
12/18	$1,104,822	$1,098,015	$1,164,367
1/19	$1,144,060	$1,113,155	$1,217,845
2/19	$1,159,811	$1,114,368	$1,238,409
3/19	$1,168,609	$1,134,491	$1,250,543
4/19	$1,182,479	$1,136,079	$1,268,039
5/19	$1,176,794	$1,153,482	$1,251,921
6/19	$1,199,107	$1,169,797	$1,282,619
7/19	$1,206,553	$1,173,279	$1,289,187
8/19	$1,213,968	$1,199,827	$1,294,218
9/19	$1,221,209	$1,194,629	$1,298,321
10/19	$1,226,138	$1,198,489	$1,301,335
11/19	$1,229,506	$1,198,249	$1,304,889
12/19	$1,246,277	$1,200,035	$1,332,167
1/20	$1,246,900	$1,221,573	$1,332,224
2/20	$1,235,815	$1,239,864	$1,311,576
3/20	$1,120,299	$1,215,645	$1,157,350
4/20	$1,158,714	$1,239,996	$1,201,333
5/20	$1,199,034	$1,251,577	$1,256,278
6/20	$1,203,192	$1,262,020	$1,268,523
7/20	$1,256,712	$1,284,189	$1,329,133
8/20	$1,262,491	$1,276,784	$1,342,213
9/20	$1,252,870	$1,274,483	$1,328,221
10/20	$1,259,959	$1,269,928	$1,334,431
11/20	$1,298,038	$1,286,499	$1,387,845
12/20	$1,314,103	$1,290,942	$1,414,316
1/21	$1,317,910	$1,282,828	$1,419,729
2/21	$1,317,329	$1,266,275	$1,424,676
3/21	$1,318,241	$1,251,539	$1,427,102
4/21	$1,330,106	$1,262,063	$1,442,756
5/21	$1,331,459	$1,266,877	$1,446,920
6/21	$1,347,923	$1,276,113	$1,466,689
7/21	$1,351,053	$1,288,927	$1,471,910
8/21	$1,355,822	$1,288,066	$1,479,938
9/21	$1,352,905	$1,277,067	$1,480,434
10/21	$1,348,907	$1,276,023	$1,477,801
11/21	$1,337,465	$1,277,564	$1,462,656
12/21	$1,361,923	$1,276,703	$1,490,174
1/22	$1,325,444	$1,248,712	$1,449,210
2/22	$1,309,711	$1,231,687	$1,436,198
3/22	$1,297,392	$1,198,643	$1,422,909
4/22	$1,251,473	$1,153,936	$1,371,149
5/22	$1,251,633	$1,160,286	$1,374,582
6/22	$1,179,021	$1,137,100	$1,281,019
7/22	$1,249,305	$1,165,689	$1,358,173
8/22	$1,218,660	$1,135,386	$1,325,649
9/22	$1,170,682	$1,086,469	$1,272,333
10/22	$1,201,412	$1,074,548	$1,308,552
11/22	$1,223,127	$1,114,614	$1,333,048
12/22	$1,215,447	$1,110,828	$1,323,008
1/23	$1,257,950	$1,145,286	$1,374,732
2/23	$1,238,035	$1,117,145	$1,356,942
3/23	$1,257,101	$1,143,352	$1,372,216
4/23	$1,267,266	$1,150,337	$1,385,461
5/23	$1,252,542	$1,138,410	$1,372,306
6/23	$1,268,672	$1,136,641	$1,394,644
7/23	$1,284,022	$1,137,771	$1,414,504
8/23	$1,285,081	$1,130,920	$1,418,540
9/23	$1,270,831	$1,103,953	$1,402,042
10/23	$1,255,964	$1,087,351	$1,384,689
11/23	$1,307,572	$1,136,287	$1,447,668
12/23	$1,349,633	$1,179,403	$1,501,055
1/24	$1,350,675	$1,176,580	$1,501,333
2/24	$1,351,206	$1,162,474	$1,505,779
3/24	$1,368,803	$1,173,887	$1,523,716
4/24	$1,359,358	$1,146,456	$1,508,478
5/24	$1,375,674	$1,165,459	$1,525,594
6/24	$1,390,422	$1,176,114	$1,540,322
7/24	$1,409,306	$1,202,809	$1,570,548
8/24	$1,430,100	$1,220,515	$1,595,530
9/24	$1,442,855	$1,237,255	$1,621,603

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	13.53%	3.39%	3.73%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
ICE BofA U.S. High Yield Index	15.66%	4.54%	4.95%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$471,015,351
# of Portfolio Holdings	320
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,004,323

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Senior Floating-Rate Loans	8.3%
Short-Term Investments	10.0%
Corporate Bonds	80.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.3%
CCC or Lower	13.2%
B	38.0%
BB	43.8%
BBB	3.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CYBIX-TSR-AR

Calvert High Yield Bond Fund

Class R6 CYBRX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert High Yield Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$73	0.68%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA U.S. High Yield Index (the Index):

↓ Fund selections within certain sectors ― especially the retail, health care, and paper sectors ― detracted from performance relative to the Index

↓ Fund allocations to certain credit ratings hurt results, particularly a modest position in lower-rated bonds. Selections among CCC-rated bonds also detracted

↓ Fund selections by duration segment detracted from Index-relative returns, especially investments in high yield bonds with durations of less than two years

↓ Allocations by duration segment hurt results, particularly underweight positions in bonds with durations between two and five years, and greater than 10 years

↑ Fund allocations to certain sectors contributed to performance relative to the Index during the period

↑ The Fund’s underweight position in the energy sector was especially helpful to performance. Overweight positions in health care and retail also contributed

↑ Fund selections within certain credit ratings aided Index-relative performance, especially investments in lower-rated bonds during the period

↑ An overweight position in CCC-rated bonds, and an underweight position in BB-rated bonds contributed to returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	ICE BofA U.S. High Yield Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$4,998,006	$5,048,962	$5,056,920
11/14	$4,954,310	$5,076,209	$5,020,775
12/14	$4,868,972	$5,067,038	$4,946,752
1/15	$4,884,804	$5,163,490	$4,980,868
2/15	$4,959,638	$5,133,397	$5,099,701
3/15	$4,958,102	$5,154,585	$5,072,612
4/15	$4,958,102	$5,148,604	$5,133,430
5/15	$4,958,102	$5,139,597	$5,148,636
6/15	$4,958,102	$5,082,236	$5,070,101
7/15	$4,958,102	$5,111,830	$5,038,887
8/15	$4,958,102	$5,096,768	$4,950,145
9/15	$4,958,102	$5,116,718	$4,821,731
10/15	$4,958,102	$5,133,074	$4,953,170
11/15	$4,958,102	$5,114,355	$4,841,972
12/15	$4,958,102	$5,088,805	$4,717,075
1/16	$4,958,102	$5,144,980	$4,642,466
2/16	$4,958,102	$5,181,528	$4,664,057
3/16	$4,958,102	$5,245,029	$4,870,227
4/16	$4,958,102	$5,280,765	$5,064,830
5/16	$4,958,102	$5,284,889	$5,101,376
6/16	$4,958,102	$5,377,929	$5,156,668
7/16	$4,958,102	$5,422,245	$5,286,913
8/16	$4,958,102	$5,428,094	$5,404,675
9/16	$4,958,102	$5,429,384	$5,439,641
10/16	$4,958,102	$5,393,365	$5,456,640
11/16	$4,958,102	$5,272,137	$5,435,120
12/16	$4,958,102	$5,287,798	$5,542,027
1/17	$4,958,102	$5,306,454	$5,616,447
2/17	$4,958,102	$5,347,397	$5,704,090
3/17	$4,958,102	$5,345,606	$5,692,122
4/17	$4,958,102	$5,389,960	$5,756,616
5/17	$4,958,102	$5,431,545	$5,808,034
6/17	$4,958,102	$5,426,940	$5,814,164
7/17	$4,958,102	$5,453,971	$5,881,226
8/17	$4,958,102	$5,501,026	$5,879,702
9/17	$4,958,102	$5,481,666	$5,932,526
10/17	$4,958,102	$5,488,248	$5,955,419
11/17	$4,958,102	$5,479,943	$5,939,439
12/17	$4,958,102	$5,504,100	$5,956,750
1/18	$4,958,102	$5,451,135	$5,994,944
2/18	$4,958,102	$5,399,447	$5,939,052
3/18	$4,958,102	$5,426,680	$5,902,388
4/18	$4,958,102	$5,390,471	$5,941,648
5/18	$4,958,102	$5,419,867	$5,940,751
6/18	$4,958,102	$5,412,007	$5,961,266
7/18	$4,958,102	$5,423,333	$6,027,880
8/18	$4,958,102	$5,450,052	$6,071,534
9/18	$4,958,102	$5,426,699	$6,106,816
10/18	$4,958,102	$5,381,303	$6,006,808
11/18	$4,958,102	$5,405,504	$5,952,300
12/18	$4,958,102	$5,490,077	$5,821,833
1/19	$5,134,187	$5,565,773	$6,089,227
2/19	$5,202,590	$5,571,839	$6,192,043
3/19	$5,242,330	$5,672,454	$6,252,715
4/19	$5,304,688	$5,680,394	$6,340,193
5/19	$5,279,603	$5,767,409	$6,259,605
6/19	$5,379,987	$5,848,985	$6,413,097
7/19	$5,413,825	$5,866,395	$6,445,935
8/19	$5,449,859	$5,999,137	$6,471,089
9/19	$5,482,367	$5,973,146	$6,491,604
10/19	$5,504,933	$5,992,444	$6,506,677
11/19	$5,520,355	$5,991,246	$6,524,446
12/19	$5,595,943	$6,000,174	$6,660,835
1/20	$5,600,952	$6,107,865	$6,661,118
2/20	$5,549,533	$6,199,319	$6,557,878
3/20	$5,031,302	$6,078,224	$5,786,749
4/20	$5,204,068	$6,199,980	$6,006,667
5/20	$5,385,286	$6,257,887	$6,281,390
6/20	$5,404,306	$6,310,102	$6,342,614
7/20	$5,644,831	$6,420,945	$6,645,667
8/20	$5,671,134	$6,383,919	$6,711,063
9/20	$5,628,282	$6,372,414	$6,641,104
10/20	$5,660,514	$6,349,638	$6,672,157
11/20	$5,832,841	$6,432,497	$6,939,225
12/20	$5,904,989	$6,454,709	$7,071,579
1/21	$5,922,360	$6,414,139	$7,098,645
2/21	$5,920,340	$6,331,377	$7,123,379
3/21	$5,924,722	$6,257,696	$7,135,508
4/21	$5,978,492	$6,310,316	$7,213,778
5/21	$5,985,014	$6,334,386	$7,234,600
6/21	$6,059,283	$6,380,565	$7,333,447
7/21	$6,073,934	$6,444,633	$7,359,550
8/21	$6,095,877	$6,440,332	$7,399,688
9/21	$6,083,157	$6,385,334	$7,402,170
10/21	$6,065,549	$6,380,115	$7,389,003
11/21	$6,014,456	$6,387,822	$7,313,281
12/21	$6,124,746	$6,383,515	$7,450,869
1/22	$5,961,105	$6,243,562	$7,246,049
2/22	$5,890,712	$6,158,437	$7,180,988
3/22	$5,836,090	$5,993,214	$7,114,544
4/22	$5,630,007	$5,769,682	$6,855,744
5/22	$5,631,140	$5,801,428	$6,872,909
6/22	$5,304,999	$5,685,501	$6,405,093
7/22	$5,621,479	$5,828,446	$6,790,867
8/22	$5,484,233	$5,676,928	$6,628,243
9/22	$5,268,845	$5,432,344	$6,361,666
10/22	$5,407,397	$5,372,739	$6,542,762
11/22	$5,505,455	$5,573,070	$6,665,238
12/22	$5,471,277	$5,554,141	$6,615,039
1/23	$5,662,911	$5,726,432	$6,873,659
2/23	$5,576,048	$5,585,724	$6,784,709
3/23	$5,662,247	$5,716,761	$6,861,082
4/23	$5,705,952	$5,751,684	$6,927,304
5/23	$5,640,071	$5,692,052	$6,861,530
6/23	$5,713,043	$5,683,206	$6,973,219
7/23	$5,782,798	$5,688,856	$7,072,519
8/23	$5,787,989	$5,654,598	$7,092,699
9/23	$5,724,234	$5,519,764	$7,010,209
10/23	$5,657,789	$5,436,756	$6,923,444
11/23	$5,890,567	$5,681,437	$7,238,338
12/23	$6,080,405	$5,897,014	$7,505,274
1/24	$6,085,538	$5,882,902	$7,506,666
2/24	$6,088,347	$5,812,368	$7,528,894
3/24	$6,168,039	$5,869,437	$7,618,581
4/24	$6,125,862	$5,732,278	$7,542,392
5/24	$6,199,803	$5,827,297	$7,627,972
6/24	$6,266,685	$5,880,568	$7,701,608
7/24	$6,352,228	$6,014,044	$7,852,741
8/24	$6,446,390	$6,102,576	$7,977,648
9/24	$7,249,408	$6,186,276	$8,108,016

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	13.62%	3.47%	3.78%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
ICE BofA U.S. High Yield Index	15.66%	4.54%	4.95%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/19 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$471,015,351
# of Portfolio Holdings	320
Portfolio Turnover Rate	41%
Total Advisory Fees Paid	$2,004,323

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.2%
Senior Floating-Rate Loans	8.3%
Short-Term Investments	10.0%
Corporate Bonds	80.5%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	1.3%
CCC or Lower	13.2%
B	38.0%
BB	43.8%
BBB	3.7%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CYBRX-TSR-AR

Calvert Income Fund

Class A CFICX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.92%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Credit Index (the Index):

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ The Fund’s sector allocations also contributed to Index-relative returns ― especially an out-of-Index position in commercial mortgage-backed securities

↑ An underweight position in poor-performing government-related securities contributed to returns relative to the Index during the period

↑ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― contributed to Index-relative returns

↓ The Fund’s underweight duration detracted from performance relative to the Index during the period

↓ Out-of-Index positions in bank loans and U.S. Treasurys detracted from performance relative to the Index during the period

↓ An out-of-Index position in agency mortgage-backed securities, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit Index
9/14	$9,675	$10,000	$10,000
10/14	$9,722	$10,098	$10,106
11/14	$9,777	$10,152	$10,175
12/14	$9,741	$10,134	$10,176
1/15	$9,974	$10,327	$10,464
2/15	$9,910	$10,267	$10,360
3/15	$9,949	$10,309	$10,396
4/15	$9,881	$10,297	$10,335
5/15	$9,836	$10,279	$10,275
6/15	$9,677	$10,164	$10,096
7/15	$9,724	$10,224	$10,160
8/15	$9,658	$10,194	$10,099
9/15	$9,672	$10,233	$10,150
10/15	$9,705	$10,266	$10,198
11/15	$9,685	$10,229	$10,175
12/15	$9,624	$10,178	$10,097
1/16	$9,656	$10,290	$10,150
2/16	$9,712	$10,363	$10,235
3/16	$9,917	$10,490	$10,493
4/16	$10,036	$10,562	$10,621
5/16	$10,056	$10,570	$10,617
6/16	$10,278	$10,756	$10,859
7/16	$10,452	$10,844	$11,001
8/16	$10,480	$10,856	$11,022
9/16	$10,471	$10,859	$10,992
10/16	$10,385	$10,787	$10,898
11/16	$10,117	$10,544	$10,601
12/16	$10,163	$10,576	$10,666
1/17	$10,216	$10,613	$10,702
2/17	$10,327	$10,695	$10,820
3/17	$10,322	$10,691	$10,804
4/17	$10,427	$10,780	$10,912
5/17	$10,537	$10,863	$11,029
6/17	$10,614	$10,854	$11,058
7/17	$10,672	$10,908	$11,139
8/17	$10,730	$11,002	$11,232
9/17	$10,717	$10,963	$11,207
10/17	$10,758	$10,976	$11,245
11/17	$10,755	$10,960	$11,235
12/17	$10,831	$11,008	$11,325
1/18	$10,761	$10,902	$11,219
2/18	$10,616	$10,799	$11,050
3/18	$10,638	$10,853	$11,084
4/18	$10,535	$10,781	$10,983
5/18	$10,560	$10,840	$11,038
6/18	$10,528	$10,824	$10,986
7/18	$10,611	$10,847	$11,065
8/18	$10,644	$10,900	$11,122
9/18	$10,632	$10,853	$11,084
10/18	$10,479	$10,763	$10,929
11/18	$10,445	$10,811	$10,922
12/18	$10,468	$10,980	$11,086
1/19	$10,746	$11,132	$11,325
2/19	$10,840	$11,144	$11,350
3/19	$11,068	$11,345	$11,626
4/19	$11,155	$11,361	$11,683
5/19	$11,304	$11,535	$11,855
6/19	$11,507	$11,698	$12,123
7/19	$11,587	$11,733	$12,185
8/19	$11,908	$11,998	$12,566
9/19	$11,850	$11,946	$12,484
10/19	$11,930	$11,985	$12,555
11/19	$11,965	$11,982	$12,579
12/19	$12,011	$12,000	$12,615
1/20	$12,300	$12,216	$12,910
2/20	$12,426	$12,399	$13,086
3/20	$11,137	$12,156	$12,218
4/20	$11,534	$12,400	$12,778
5/20	$11,723	$12,516	$12,985
6/20	$12,065	$12,620	$13,223
7/20	$12,394	$12,842	$13,630
8/20	$12,399	$12,768	$13,458
9/20	$12,422	$12,745	$13,421
10/20	$12,444	$12,699	$13,391
11/20	$12,879	$12,865	$13,732
12/20	$13,002	$12,909	$13,795
1/21	$12,964	$12,828	$13,631
2/21	$12,825	$12,663	$13,394
3/21	$12,709	$12,515	$13,181
4/21	$12,854	$12,621	$13,321
5/21	$12,938	$12,669	$13,417
6/21	$13,148	$12,761	$13,619
7/21	$13,314	$12,889	$13,796
8/21	$13,309	$12,881	$13,762
9/21	$13,218	$12,771	$13,615
10/21	$13,237	$12,760	$13,645
11/21	$13,203	$12,776	$13,656
12/21	$13,223	$12,767	$13,646
1/22	$12,866	$12,487	$13,208
2/22	$12,618	$12,317	$12,959
3/22	$12,305	$11,986	$12,633
4/22	$11,761	$11,539	$11,971
5/22	$11,760	$11,603	$12,077
6/22	$11,350	$11,371	$11,762
7/22	$11,714	$11,657	$12,119
8/22	$11,437	$11,354	$11,776
9/22	$10,898	$10,865	$11,180
10/22	$10,775	$10,745	$11,064
11/22	$11,192	$11,146	$11,614
12/22	$11,165	$11,108	$11,564
1/23	$11,682	$11,453	$12,005
2/23	$11,430	$11,171	$11,644
3/23	$11,567	$11,434	$11,963
4/23	$11,580	$11,503	$12,057
5/23	$11,466	$11,384	$11,889
6/23	$11,543	$11,366	$11,926
7/23	$11,560	$11,378	$11,962
8/23	$11,507	$11,309	$11,876
9/23	$11,240	$11,040	$11,567
10/23	$11,036	$10,874	$11,361
11/23	$11,609	$11,363	$12,006
12/23	$12,118	$11,794	$12,510
1/24	$12,154	$11,766	$12,488
2/24	$12,031	$11,625	$12,307
3/24	$12,190	$11,739	$12,459
4/24	$11,925	$11,465	$12,149
5/24	$12,154	$11,655	$12,370
6/24	$12,258	$11,761	$12,452
7/24	$12,545	$12,028	$12,745
8/24	$12,742	$12,205	$12,943
9/24	$12,931	$12,373	$13,164

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	15.06%	1.76%	2.94%
Class A with 3.25% Maximum Sales Charge	11.35%	1.10%	2.60%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Credit Index	13.81%	1.07%	2.78%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$952,588,778
# of Portfolio Holdings	339
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$3,242,516

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
U.S. Treasury Obligations	1.2%
Mutual Funds	1.4%
Senior Floating-Rate Loans	2.4%
Commercial Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	4.9%
Asset-Backed Securities	8.3%
Short-Term Investments	10.5%
U.S. Government Agency Mortgage-Backed Securities	14.2%
Corporate Bonds	52.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

AAA
19.4%
AA
6.6%
A
12.9%
BBB
43.7%
BB
9.2%
B
5.0%
CCC or Lower
1.6%
Not Rated
7.4%
Cash & Equivalents
(5.8%)

Value	Value
Cash & Equivalents	(5.8%)
Not Rated	7.4%
CCC or Lower	1.6%
B	5.0%
BB	9.2%
BBB	43.7%
A	12.9%
AA	6.6%
AAA	19.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CFICX-TSR-AR

Calvert Income Fund

Class C CIFCX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.67%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Credit Index (the Index):

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ The Fund’s sector allocations also contributed to Index-relative returns ― especially an out-of-Index position in commercial mortgage-backed securities

↑ An underweight position in poor-performing government-related securities contributed to returns relative to the Index during the period

↑ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― contributed to Index-relative returns

↓ The Fund’s underweight duration detracted from performance relative to the Index during the period

↓ Out-of-Index positions in bank loans and U.S. Treasurys detracted from performance relative to the Index during the period

↓ An out-of-Index position in agency mortgage-backed securities, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit Index
9/14	$10,000	$10,000	$10,000
10/14	$10,049	$10,098	$10,106
11/14	$10,100	$10,152	$10,175
12/14	$10,057	$10,134	$10,176
1/15	$10,291	$10,327	$10,464
2/15	$10,220	$10,267	$10,360
3/15	$10,255	$10,309	$10,396
4/15	$10,179	$10,297	$10,335
5/15	$10,127	$10,279	$10,275
6/15	$9,957	$10,164	$10,096
7/15	$9,993	$10,224	$10,160
8/15	$9,924	$10,194	$10,099
9/15	$9,933	$10,233	$10,150
10/15	$9,960	$10,266	$10,198
11/15	$9,934	$10,229	$10,175
12/15	$9,865	$10,178	$10,097
1/16	$9,891	$10,290	$10,150
2/16	$9,943	$10,363	$10,235
3/16	$10,146	$10,490	$10,493
4/16	$10,262	$10,562	$10,621
5/16	$10,276	$10,570	$10,617
6/16	$10,496	$10,756	$10,859
7/16	$10,667	$10,844	$11,001
8/16	$10,688	$10,856	$11,022
9/16	$10,671	$10,859	$10,992
10/16	$10,577	$10,787	$10,898
11/16	$10,298	$10,544	$10,601
12/16	$10,338	$10,576	$10,666
1/17	$10,384	$10,613	$10,702
2/17	$10,491	$10,695	$10,820
3/17	$10,480	$10,691	$10,804
4/17	$10,579	$10,780	$10,912
5/17	$10,684	$10,863	$11,029
6/17	$10,754	$10,854	$11,058
7/17	$10,805	$10,908	$11,139
8/17	$10,856	$11,002	$11,232
9/17	$10,836	$10,963	$11,207
10/17	$10,872	$10,976	$11,245
11/17	$10,860	$10,960	$11,235
12/17	$10,931	$11,008	$11,325
1/18	$10,853	$10,902	$11,219
2/18	$10,707	$10,799	$11,050
3/18	$10,717	$10,853	$11,084
4/18	$10,605	$10,781	$10,983
5/18	$10,624	$10,840	$11,038
6/18	$10,584	$10,824	$10,986
7/18	$10,661	$10,847	$11,065
8/18	$10,693	$10,900	$11,122
9/18	$10,669	$10,853	$11,084
10/18	$10,508	$10,763	$10,929
11/18	$10,467	$10,811	$10,922
12/18	$10,485	$10,980	$11,086
1/19	$10,757	$11,132	$11,325
2/19	$10,844	$11,144	$11,350
3/19	$11,067	$11,345	$11,626
4/19	$11,140	$11,361	$11,683
5/19	$11,288	$11,535	$11,855
6/19	$11,484	$11,698	$12,123
7/19	$11,557	$11,733	$12,185
8/19	$11,869	$11,998	$12,566
9/19	$11,804	$11,946	$12,484
10/19	$11,877	$11,985	$12,555
11/19	$11,904	$11,982	$12,579
12/19	$11,936	$12,000	$12,615
1/20	$12,222	$12,216	$12,910
2/20	$12,340	$12,399	$13,086
3/20	$11,052	$12,156	$12,218
4/20	$11,439	$12,400	$12,778
5/20	$11,613	$12,516	$12,985
6/20	$11,945	$12,620	$13,223
7/20	$12,270	$12,842	$13,630
8/20	$12,267	$12,768	$13,458
9/20	$12,283	$12,745	$13,421
10/20	$12,290	$12,699	$13,391
11/20	$12,711	$12,865	$13,732
12/20	$12,832	$12,909	$13,795
1/21	$12,779	$12,828	$13,631
2/21	$12,634	$12,663	$13,394
3/21	$12,519	$12,515	$13,181
4/21	$12,654	$12,621	$13,321
5/21	$12,721	$12,669	$13,417
6/21	$12,921	$12,761	$13,619
7/21	$13,082	$12,889	$13,796
8/21	$13,069	$12,881	$13,762
9/21	$12,965	$12,771	$13,615
10/21	$12,975	$12,760	$13,645
11/21	$12,941	$12,776	$13,656
12/21	$12,952	$12,767	$13,646
1/22	$12,594	$12,487	$13,208
2/22	$12,344	$12,317	$12,959
3/22	$12,023	$11,986	$12,633
4/22	$11,491	$11,539	$11,971
5/22	$11,475	$11,603	$12,077
6/22	$11,074	$11,371	$11,762
7/22	$11,423	$11,657	$12,119
8/22	$11,138	$11,354	$11,776
9/22	$10,605	$10,865	$11,180
10/22	$10,487	$10,745	$11,064
11/22	$10,886	$11,146	$11,614
12/22	$10,852	$11,108	$11,564
1/23	$11,349	$11,453	$12,005
2/23	$11,089	$11,171	$11,644
3/23	$11,215	$11,434	$11,963
4/23	$11,229	$11,503	$12,057
5/23	$11,111	$11,384	$11,889
6/23	$11,172	$11,366	$11,926
7/23	$11,188	$11,378	$11,962
8/23	$11,130	$11,309	$11,876
9/23	$10,864	$11,040	$11,567
10/23	$10,660	$10,874	$11,361
11/23	$11,207	$11,363	$12,006
12/23	$11,684	$11,794	$12,510
1/24	$11,719	$11,766	$12,488
2/24	$11,593	$11,625	$12,307
3/24	$11,739	$11,739	$12,459
4/24	$11,469	$11,465	$12,149
5/24	$11,690	$11,655	$12,370
6/24	$11,783	$11,761	$12,452
7/24	$12,044	$12,028	$12,745
8/24	$12,233	$12,205	$12,943
9/24	$12,584	$12,373	$13,164

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C	14.21%	1.00%	2.32%
Class C with 1% Maximum Deferred Sales Charge	13.21%	1.00%	2.32%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Credit Index	13.81%	1.07%	2.78%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$952,588,778
# of Portfolio Holdings	339
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$3,242,516

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
U.S. Treasury Obligations	1.2%
Mutual Funds	1.4%
Senior Floating-Rate Loans	2.4%
Commercial Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	4.9%
Asset-Backed Securities	8.3%
Short-Term Investments	10.5%
U.S. Government Agency Mortgage-Backed Securities	14.2%
Corporate Bonds	52.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(5.8%)
Not Rated	7.4%
CCC or Lower	1.6%
B	5.0%
BB	9.2%
BBB	43.7%
A	12.9%
AA	6.6%
AAA	19.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CIFCX-TSR-AR

Calvert Income Fund

Class I CINCX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.67%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Credit Index (the Index):

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ The Fund’s sector allocations also contributed to Index-relative returns ― especially an out-of-Index position in commercial mortgage-backed securities

↑ An underweight position in poor-performing government-related securities contributed to returns relative to the Index during the period

↑ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― contributed to Index-relative returns

↓ The Fund’s underweight duration detracted from performance relative to the Index during the period

↓ Out-of-Index positions in bank loans and U.S. Treasurys detracted from performance relative to the Index during the period

↓ An out-of-Index position in agency mortgage-backed securities, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,006,025	$1,009,792	$1,010,646
11/14	$1,012,177	$1,015,242	$1,017,511
12/14	$1,008,965	$1,013,408	$1,017,581
1/15	$1,033,595	$1,032,698	$1,046,387
2/15	$1,027,528	$1,026,679	$1,035,982
3/15	$1,032,092	$1,030,917	$1,039,585
4/15	$1,025,453	$1,029,721	$1,033,498
5/15	$1,021,284	$1,027,919	$1,027,539
6/15	$1,005,338	$1,016,447	$1,009,612
7/15	$1,010,786	$1,022,366	$1,015,966
8/15	$1,004,963	$1,019,354	$1,009,913
9/15	$1,006,889	$1,023,344	$1,014,979
10/15	$1,010,873	$1,026,615	$1,019,752
11/15	$1,008,654	$1,022,871	$1,017,526
12/15	$1,003,354	$1,017,761	$1,009,734
1/16	$1,007,003	$1,028,996	$1,015,023
2/16	$1,012,553	$1,036,306	$1,023,503
3/16	$1,034,866	$1,049,006	$1,049,304
4/16	$1,047,651	$1,056,153	$1,062,117
5/16	$1,049,410	$1,056,978	$1,061,656
6/16	$1,073,530	$1,075,586	$1,085,857
7/16	$1,091,359	$1,084,449	$1,100,083
8/16	$1,095,239	$1,085,619	$1,102,250
9/16	$1,094,521	$1,085,877	$1,099,218
10/16	$1,085,263	$1,078,673	$1,089,833
11/16	$1,058,329	$1,054,427	$1,060,115
12/16	$1,062,908	$1,057,560	$1,066,568
1/17	$1,068,743	$1,061,291	$1,070,156
2/17	$1,081,308	$1,069,479	$1,082,037
3/17	$1,081,214	$1,069,121	$1,080,401
4/17	$1,091,829	$1,077,992	$1,091,204
5/17	$1,104,360	$1,086,309	$1,102,937
6/17	$1,112,101	$1,085,388	$1,105,820
7/17	$1,119,281	$1,090,794	$1,113,913
8/17	$1,125,716	$1,100,205	$1,123,233
9/17	$1,124,689	$1,096,333	$1,120,730
10/17	$1,129,227	$1,097,650	$1,124,525
11/17	$1,129,115	$1,095,989	$1,123,509
12/17	$1,137,372	$1,100,820	$1,132,459
1/18	$1,130,998	$1,090,227	$1,121,946
2/18	$1,116,014	$1,079,889	$1,104,951
3/18	$1,118,562	$1,085,336	$1,108,354
4/18	$1,107,936	$1,078,094	$1,098,250
5/18	$1,110,170	$1,083,973	$1,103,792
6/18	$1,107,676	$1,082,401	$1,098,636
7/18	$1,116,662	$1,084,667	$1,106,517
8/18	$1,120,360	$1,090,010	$1,112,159
9/18	$1,119,338	$1,085,340	$1,108,411
10/18	$1,103,475	$1,076,261	$1,092,891
11/18	$1,100,086	$1,081,101	$1,092,150
12/18	$1,103,402	$1,098,015	$1,108,569
1/19	$1,132,674	$1,113,155	$1,132,528
2/19	$1,142,750	$1,114,368	$1,134,964
3/19	$1,167,040	$1,134,491	$1,162,606
4/19	$1,176,386	$1,136,079	$1,168,313
5/19	$1,192,274	$1,153,482	$1,185,475
6/19	$1,213,951	$1,169,797	$1,212,260
7/19	$1,222,591	$1,173,279	$1,218,514
8/19	$1,257,386	$1,199,827	$1,256,612
9/19	$1,251,544	$1,194,629	$1,248,398
10/19	$1,260,306	$1,198,489	$1,255,510
11/19	$1,264,173	$1,198,249	$1,257,890
12/19	$1,268,636	$1,200,035	$1,261,509
1/20	$1,300,080	$1,221,573	$1,291,020
2/20	$1,313,619	$1,239,864	$1,308,577
3/20	$1,177,256	$1,215,645	$1,221,849
4/20	$1,219,325	$1,239,996	$1,277,764
5/20	$1,239,584	$1,251,577	$1,298,535
6/20	$1,275,950	$1,262,020	$1,322,261
7/20	$1,310,866	$1,284,189	$1,363,038
8/20	$1,311,696	$1,276,784	$1,345,772
9/20	$1,314,476	$1,274,483	$1,342,078
10/20	$1,317,032	$1,269,928	$1,339,108
11/20	$1,363,292	$1,286,499	$1,373,200
12/20	$1,377,292	$1,290,942	$1,379,471
1/21	$1,372,866	$1,282,828	$1,363,055
2/21	$1,358,375	$1,266,275	$1,339,404
3/21	$1,346,410	$1,251,539	$1,318,071
4/21	$1,362,773	$1,262,063	$1,332,074
5/21	$1,371,249	$1,266,877	$1,341,684
6/21	$1,393,776	$1,276,113	$1,361,862
7/21	$1,411,571	$1,288,927	$1,379,558
8/21	$1,412,093	$1,288,066	$1,376,242
9/21	$1,402,048	$1,277,067	$1,361,518
10/21	$1,404,377	$1,276,023	$1,364,489
11/21	$1,401,034	$1,277,564	$1,365,636
12/21	$1,403,473	$1,276,703	$1,364,565
1/22	$1,365,971	$1,248,712	$1,320,796
2/22	$1,339,906	$1,231,687	$1,295,866
3/22	$1,306,323	$1,198,643	$1,263,302
4/22	$1,249,746	$1,153,936	$1,197,095
5/22	$1,249,035	$1,160,286	$1,207,700
6/22	$1,206,606	$1,137,100	$1,176,165
7/22	$1,245,522	$1,165,689	$1,211,880
8/22	$1,215,602	$1,135,386	$1,177,619
9/22	$1,158,652	$1,086,469	$1,117,962
10/22	$1,145,932	$1,074,548	$1,106,423
11/22	$1,190,439	$1,114,614	$1,161,386
12/22	$1,187,761	$1,110,828	$1,156,377
1/23	$1,243,810	$1,145,286	$1,200,481
2/23	$1,216,409	$1,117,145	$1,164,358
3/23	$1,231,230	$1,143,352	$1,196,275
4/23	$1,233,771	$1,150,337	$1,205,677
5/23	$1,221,895	$1,138,410	$1,188,889
6/23	$1,229,549	$1,136,641	$1,192,567
7/23	$1,232,405	$1,137,771	$1,196,216
8/23	$1,227,080	$1,130,920	$1,187,597
9/23	$1,198,074	$1,103,953	$1,156,701
10/23	$1,176,632	$1,087,351	$1,136,143
11/23	$1,238,722	$1,136,287	$1,200,622
12/23	$1,292,338	$1,179,403	$1,250,986
1/24	$1,297,284	$1,176,580	$1,248,750
2/24	$1,283,558	$1,162,474	$1,230,739
3/24	$1,301,634	$1,173,887	$1,245,866
4/24	$1,272,809	$1,146,456	$1,214,871
5/24	$1,298,376	$1,165,459	$1,237,021
6/24	$1,309,783	$1,176,114	$1,245,249
7/24	$1,339,811	$1,202,809	$1,274,485
8/24	$1,361,990	$1,220,515	$1,294,292
9/24	$1,382,625	$1,237,255	$1,316,385

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	15.40%	2.01%	3.29%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Credit Index	13.81%	1.07%	2.78%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$952,588,778
# of Portfolio Holdings	339
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$3,242,516

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
U.S. Treasury Obligations	1.2%
Mutual Funds	1.4%
Senior Floating-Rate Loans	2.4%
Commercial Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	4.9%
Asset-Backed Securities	8.3%
Short-Term Investments	10.5%
U.S. Government Agency Mortgage-Backed Securities	14.2%
Corporate Bonds	52.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(5.8%)
Not Rated	7.4%
CCC or Lower	1.6%
B	5.0%
BB	9.2%
BBB	43.7%
A	12.9%
AA	6.6%
AAA	19.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CINCX-TSR-AR

Calvert Income Fund

Class R6 CINRX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.61%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Credit Index (the Index):

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ The Fund’s sector allocations also contributed to Index-relative returns ― especially an out-of-Index position in commercial mortgage-backed securities

↑ An underweight position in poor-performing government-related securities contributed to returns relative to the Index during the period

↑ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― contributed to Index-relative returns

↓ The Fund’s underweight duration detracted from performance relative to the Index during the period

↓ Out-of-Index positions in bank loans and U.S. Treasurys detracted from performance relative to the Index during the period

↓ An out-of-Index position in agency mortgage-backed securities, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Credit Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,030,135	$5,048,962	$5,053,230
11/14	$5,060,822	$5,076,209	$5,087,554
12/14	$5,044,799	$5,067,038	$5,087,904
1/15	$5,167,943	$5,163,490	$5,231,935
2/15	$5,137,652	$5,133,397	$5,179,909
3/15	$5,160,471	$5,154,585	$5,197,926
4/15	$5,127,342	$5,148,604	$5,167,488
5/15	$5,106,530	$5,139,597	$5,137,695
6/15	$5,026,817	$5,082,236	$5,048,059
7/15	$5,054,026	$5,111,830	$5,079,828
8/15	$5,024,915	$5,096,768	$5,049,564
9/15	$5,034,532	$5,116,718	$5,074,897
10/15	$5,054,421	$5,133,074	$5,098,760
11/15	$5,043,301	$5,114,355	$5,087,629
12/15	$5,016,815	$5,088,805	$5,048,671
1/16	$5,035,067	$5,144,980	$5,075,114
2/16	$5,062,809	$5,181,528	$5,117,516
3/16	$5,174,354	$5,245,029	$5,246,520
4/16	$5,238,275	$5,280,765	$5,310,587
5/16	$5,247,085	$5,284,889	$5,308,281
6/16	$5,367,718	$5,377,929	$5,429,283
7/16	$5,456,822	$5,422,245	$5,500,413
8/16	$5,476,307	$5,428,094	$5,511,248
9/16	$5,472,665	$5,429,384	$5,496,088
10/16	$5,426,376	$5,393,365	$5,449,166
11/16	$5,291,743	$5,272,137	$5,300,577
12/16	$5,314,624	$5,287,798	$5,332,838
1/17	$5,343,793	$5,306,454	$5,350,780
2/17	$5,406,649	$5,347,397	$5,410,186
3/17	$5,406,223	$5,345,606	$5,402,004
4/17	$5,459,335	$5,389,960	$5,456,021
5/17	$5,522,032	$5,431,545	$5,514,686
6/17	$5,560,735	$5,426,940	$5,529,100
7/17	$5,596,578	$5,453,971	$5,569,563
8/17	$5,628,724	$5,501,026	$5,616,164
9/17	$5,623,590	$5,481,666	$5,603,648
10/17	$5,646,287	$5,488,248	$5,622,623
11/17	$5,645,757	$5,479,943	$5,617,544
12/17	$5,687,068	$5,504,100	$5,662,295
1/18	$5,655,196	$5,451,135	$5,609,730
2/18	$5,580,253	$5,399,447	$5,524,757
3/18	$5,592,981	$5,426,680	$5,541,772
4/18	$5,539,864	$5,390,471	$5,491,251
5/18	$5,551,070	$5,419,867	$5,518,960
6/18	$5,538,564	$5,412,007	$5,493,180
7/18	$5,583,535	$5,423,333	$5,532,583
8/18	$5,602,018	$5,450,052	$5,560,797
9/18	$5,596,861	$5,426,699	$5,542,055
10/18	$5,517,610	$5,381,303	$5,464,454
11/18	$5,500,675	$5,405,504	$5,460,752
12/18	$5,517,250	$5,490,077	$5,542,843
1/19	$5,663,619	$5,565,773	$5,662,638
2/19	$5,714,005	$5,571,839	$5,674,818
3/19	$5,835,458	$5,672,454	$5,813,028
4/19	$5,882,190	$5,680,394	$5,841,563
5/19	$5,961,634	$5,767,409	$5,927,374
6/19	$6,070,026	$5,848,985	$6,061,301
7/19	$6,113,227	$5,866,395	$6,092,570
8/19	$6,287,212	$5,999,137	$6,283,058
9/19	$6,258,001	$5,973,146	$6,241,990
10/19	$6,301,810	$5,992,444	$6,277,548
11/19	$6,321,144	$5,991,246	$6,289,451
12/19	$6,343,465	$6,000,174	$6,307,546
1/20	$6,500,691	$6,107,865	$6,455,100
2/20	$6,568,388	$6,199,319	$6,542,886
3/20	$5,886,542	$6,078,224	$6,109,243
4/20	$6,096,897	$6,199,980	$6,388,820
5/20	$6,198,197	$6,257,887	$6,492,676
6/20	$6,380,032	$6,310,102	$6,611,305
7/20	$6,554,620	$6,420,945	$6,815,190
8/20	$6,558,770	$6,383,919	$6,728,858
9/20	$6,572,701	$6,372,414	$6,710,388
10/20	$6,585,530	$6,349,638	$6,695,541
11/20	$6,816,842	$6,432,497	$6,866,000
12/20	$6,886,825	$6,454,709	$6,897,356
1/21	$6,864,631	$6,414,139	$6,815,275
2/21	$6,792,152	$6,331,377	$6,697,020
3/21	$6,732,399	$6,257,696	$6,590,354
4/21	$6,814,177	$6,310,316	$6,660,369
5/21	$6,856,466	$6,334,386	$6,708,418
6/21	$6,969,156	$6,380,565	$6,809,308
7/21	$7,058,203	$6,444,633	$6,897,789
8/21	$7,060,813	$6,440,332	$6,881,208
9/21	$7,010,584	$6,385,334	$6,807,589
10/21	$7,022,230	$6,380,115	$6,822,446
11/21	$7,005,515	$6,387,822	$6,828,182
12/21	$7,017,712	$6,383,515	$6,822,824
1/22	$6,830,194	$6,243,562	$6,603,981
2/22	$6,699,859	$6,158,437	$6,479,332
3/22	$6,531,936	$5,993,214	$6,316,508
4/22	$6,249,036	$5,769,682	$5,985,473
5/22	$6,245,481	$5,801,428	$6,038,500
6/22	$6,033,326	$5,685,501	$5,880,825
7/22	$6,227,915	$5,828,446	$6,059,400
8/22	$6,078,308	$5,676,928	$5,888,097
9/22	$5,793,547	$5,432,344	$5,589,810
10/22	$5,729,943	$5,372,739	$5,532,116
11/22	$5,952,490	$5,573,070	$5,806,930
12/22	$5,939,096	$5,554,141	$5,781,885
1/23	$6,219,355	$5,726,432	$6,002,404
2/23	$6,083,064	$5,585,724	$5,821,792
3/23	$6,157,106	$5,716,761	$5,981,375
4/23	$6,170,131	$5,751,684	$6,028,386
5/23	$6,111,055	$5,692,052	$5,944,445
6/23	$6,149,633	$5,683,206	$5,962,834
7/23	$6,164,227	$5,688,856	$5,981,080
8/23	$6,137,855	$5,654,598	$5,937,987
9/23	$5,992,890	$5,519,764	$5,783,507
10/23	$5,885,527	$5,436,756	$5,680,714
11/23	$6,196,385	$5,681,437	$6,003,109
12/23	$6,465,042	$5,897,014	$6,254,928
1/24	$6,490,125	$5,882,902	$6,243,750
2/24	$6,426,098	$5,812,368	$6,153,694
3/24	$6,512,530	$5,869,437	$6,229,332
4/24	$6,368,639	$5,732,278	$6,074,354
5/24	$6,496,927	$5,827,297	$6,185,106
6/24	$6,554,352	$5,880,568	$6,226,247
7/24	$6,704,978	$6,014,044	$6,372,423
8/24	$6,816,324	$6,102,576	$6,471,460
9/24	$6,919,506	$6,186,276	$6,581,927

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class R6	15.46%	2.03%	3.30%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg U.S. Credit Index	13.81%	1.07%	2.78%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$952,588,778
# of Portfolio Holdings	339
Portfolio Turnover Rate	296%
Total Advisory Fees Paid	$3,242,516

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
U.S. Treasury Obligations	1.2%
Mutual Funds	1.4%
Senior Floating-Rate Loans	2.4%
Commercial Mortgage-Backed Securities	3.5%
Collateralized Mortgage Obligations	4.9%
Asset-Backed Securities	8.3%
Short-Term Investments	10.5%
U.S. Government Agency Mortgage-Backed Securities	14.2%
Corporate Bonds	52.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(5.8%)
Not Rated	7.4%
CCC or Lower	1.6%
B	5.0%
BB	9.2%
BBB	43.7%
A	12.9%
AA	6.6%
AAA	19.4%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CINRX-TSR-AR

Calvert Core Bond Fund

Class A CLDAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.74%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↓ The Fund’s slightly shorter-than-Index duration detracted from performance relative to the Index during the period

↓ Selections in U.S. Treasurys, commercial mortgage-backed securities, and government-related securities detracted from Index-relative performance

↓ An underweight position in agency mortgage-backed securities further detracted from returns relative to the Index during the period

↓ An overweight position in asset-backed securities hampered Index-relative returns during the period

↑ The Fund’s use of U.S. Treasury futures contracts to help manage interest rate movements during the period aided performance relative to the Index

↑ Security selections ― especially in investment-grade corporate securities and asset-backed securities ― contributed to Index-relative performance

↑ The Fund’s underweight exposure to U.S. Treasurys contributed to returns relative to the Index during the period

↑ Overweight positions in commercial mortgage-backed securities, which benefited from interest rate cuts, and investment-grade corporate bonds helped returns

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$9,675	$10,000	$10,000
10/14	$9,832	$10,098	$10,098
11/14	$9,953	$10,152	$10,170
12/14	$10,118	$10,134	$10,179
1/15	$10,640	$10,327	$10,393
2/15	$10,373	$10,267	$10,295
3/15	$10,422	$10,309	$10,343
4/15	$10,193	$10,297	$10,306
5/15	$10,051	$10,279	$10,281
6/15	$9,712	$10,164	$10,169
7/15	$9,859	$10,224	$10,240
8/15	$9,760	$10,194	$10,225
9/15	$9,796	$10,233	$10,294
10/15	$9,836	$10,266	$10,296
11/15	$9,775	$10,229	$10,269
12/15	$9,722	$10,178	$10,235
1/16	$9,889	$10,290	$10,376
2/16	$10,046	$10,363	$10,450
3/16	$10,311	$10,490	$10,546
4/16	$10,427	$10,562	$10,586
5/16	$10,450	$10,570	$10,589
6/16	$10,868	$10,756	$10,779
7/16	$11,139	$10,844	$10,847
8/16	$11,140	$10,856	$10,835
9/16	$11,069	$10,859	$10,829
10/16	$10,827	$10,787	$10,746
11/16	$10,319	$10,544	$10,492
12/16	$10,381	$10,576	$10,506
1/17	$10,405	$10,613	$10,527
2/17	$10,595	$10,695	$10,598
3/17	$10,553	$10,691	$10,592
4/17	$10,705	$10,780	$10,674
5/17	$10,907	$10,863	$10,756
6/17	$11,013	$10,854	$10,745
7/17	$11,066	$10,908	$10,792
8/17	$11,210	$11,002	$10,888
9/17	$11,139	$10,963	$10,836
10/17	$11,176	$10,976	$10,843
11/17	$11,194	$10,960	$10,829
12/17	$11,365	$11,008	$10,879
1/18	$11,211	$10,902	$10,753
2/18	$10,927	$10,799	$10,651
3/18	$10,998	$10,853	$10,720
4/18	$10,812	$10,781	$10,640
5/18	$10,860	$10,840	$10,716
6/18	$10,796	$10,824	$10,703
7/18	$10,872	$10,847	$10,705
8/18	$10,927	$10,900	$10,774
9/18	$10,824	$10,853	$10,705
10/18	$10,509	$10,763	$10,620
11/18	$10,491	$10,811	$10,683
12/18	$10,713	$10,980	$10,880
1/19	$11,034	$11,132	$10,995
2/19	$11,060	$11,144	$10,989
3/19	$11,517	$11,345	$11,200
4/19	$11,570	$11,361	$11,203
5/19	$11,912	$11,535	$11,402
6/19	$12,234	$11,698	$11,545
7/19	$12,348	$11,733	$11,570
8/19	$13,044	$11,998	$11,870
9/19	$12,859	$11,946	$11,807
10/19	$12,931	$11,985	$11,842
11/19	$12,976	$11,982	$11,836
12/19	$12,937	$12,000	$11,828
1/20	$13,507	$12,216	$12,056
2/20	$13,815	$12,399	$12,273
3/20	$12,710	$12,156	$12,200
4/20	$13,461	$12,400	$12,417
5/20	$13,578	$12,516	$12,475
6/20	$13,976	$12,620	$12,554
7/20	$14,644	$12,842	$12,741
8/20	$14,305	$12,768	$12,638
9/20	$14,299	$12,745	$12,632
10/20	$14,177	$12,699	$12,575
11/20	$14,754	$12,865	$12,698
12/20	$14,820	$12,909	$12,716
1/21	$14,572	$12,828	$12,625
2/21	$14,414	$12,663	$12,443
3/21	$14,277	$12,515	$12,287
4/21	$14,387	$12,621	$12,384
5/21	$14,432	$12,669	$12,425
6/21	$14,535	$12,761	$12,512
7/21	$14,676	$12,889	$12,652
8/21	$14,653	$12,881	$12,628
9/21	$14,555	$12,771	$12,518
10/21	$14,532	$12,760	$12,515
11/21	$14,511	$12,776	$12,552
12/21	$14,479	$12,767	$12,520
1/22	$14,165	$12,487	$12,250
2/22	$13,970	$12,317	$12,114
3/22	$13,578	$11,986	$11,777
4/22	$13,122	$11,539	$11,330
5/22	$13,171	$11,603	$11,403
6/22	$12,957	$11,371	$11,224
7/22	$13,225	$11,657	$11,498
8/22	$12,909	$11,354	$11,174
9/22	$12,404	$10,865	$10,691
10/22	$12,225	$10,745	$10,552
11/22	$12,630	$11,146	$10,940
12/22	$12,576	$11,108	$10,891
1/23	$12,988	$11,453	$11,226
2/23	$12,702	$11,171	$10,936
3/23	$12,991	$11,434	$11,214
4/23	$13,070	$11,503	$11,282
5/23	$12,915	$11,384	$11,159
6/23	$12,865	$11,366	$11,119
7/23	$12,868	$11,378	$11,111
8/23	$12,799	$11,309	$11,040
9/23	$12,498	$11,040	$10,760
10/23	$12,314	$10,874	$10,590
11/23	$12,840	$11,363	$11,069
12/23	$13,304	$11,794	$11,493
1/24	$13,326	$11,766	$11,462
2/24	$13,116	$11,625	$11,300
3/24	$13,230	$11,739	$11,404
4/24	$12,909	$11,465	$11,116
5/24	$13,136	$11,655	$11,304
6/24	$13,253	$11,761	$11,411
7/24	$13,552	$12,028	$11,678
8/24	$13,749	$12,205	$11,846
9/24	$13,928	$12,373	$12,004

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class A	11.45%	1.61%	3.71%
Class A with 3.25% Maximum Sales Charge	7.82%	0.94%	3.37%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Footnote	Description
Footnote[1]	Performance prior to February 1, 2021 reflects the Fund's performance under its former investment objective and principal investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,095,033,286
# of Portfolio Holdings	370
Portfolio Turnover Rate	376%
Total Advisory Fees Paid	$1,867,148

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	9.9%
Asset-Backed Securities	12.0%
Short-Term Investments	13.2%
U.S. Treasury Obligations	16.3%
U.S. Government Agency Mortgage-Backed Securities	23.1%
Corporate Bonds	23.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

AAA
67.1%
AA
7.0%
A
14.3%
BBB
16.3%
BB
0.3%
Not Rated
0.9%
Cash and Equivalents
(5.9%)

Value	Value
Cash and Equivalents	(5.9%)
Not Rated	0.9%
BB	0.3%
BBB	16.3%
A	14.3%
AA	7.0%
AAA	67.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CLDAX-TSR-AR

Calvert Core Bond Fund

Class I CLDIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.49%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ The Fund’s use of U.S. Treasury futures contracts to help manage interest rate movements during the period aided performance relative to the Index

↑ Security selections ― especially in investment-grade corporate securities and asset-backed securities ― contributed to Index-relative performance

↑ The Fund’s underweight exposure to U.S. Treasurys contributed to returns relative to the Index during the period

↑ Overweight positions in commercial mortgage-backed securities, which benefited from interest rate cuts, and investment-grade corporate bonds helped returns

↓ The Fund’s slightly shorter-than-Index duration detracted from performance relative to the Index during the period

↓ Selections in U.S. Treasurys, commercial mortgage-backed securities, and government-related securities detracted from Index-relative performance

↓ An underweight position in agency mortgage-backed securities further detracted from returns relative to the Index during the period

↓ An overweight position in asset-backed securities hampered Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,016,250	$1,009,792	$1,009,828
11/14	$1,028,693	$1,015,242	$1,016,991
12/14	$1,045,809	$1,013,408	$1,017,942
1/15	$1,099,767	$1,032,698	$1,039,288
2/15	$1,072,705	$1,026,679	$1,029,516
3/15	$1,076,398	$1,030,917	$1,034,297
4/15	$1,054,972	$1,029,721	$1,030,585
5/15	$1,040,399	$1,027,919	$1,028,104
6/15	$1,006,386	$1,016,447	$1,016,893
7/15	$1,022,137	$1,022,366	$1,023,962
8/15	$1,012,452	$1,019,354	$1,022,492
9/15	$1,016,197	$1,023,344	$1,029,408
10/15	$1,020,942	$1,026,615	$1,029,579
11/15	$1,015,875	$1,022,871	$1,026,859
12/15	$1,010,853	$1,017,761	$1,023,541
1/16	$1,028,772	$1,028,996	$1,037,626
2/16	$1,045,557	$1,036,306	$1,044,987
3/16	$1,073,685	$1,049,006	$1,054,574
4/16	$1,086,163	$1,056,153	$1,058,622
5/16	$1,089,067	$1,056,978	$1,058,894
6/16	$1,133,114	$1,075,586	$1,077,920
7/16	$1,161,169	$1,084,449	$1,084,735
8/16	$1,162,398	$1,085,619	$1,083,494
9/16	$1,154,889	$1,085,877	$1,082,859
10/16	$1,130,148	$1,078,673	$1,074,577
11/16	$1,077,648	$1,054,427	$1,049,159
12/16	$1,084,627	$1,057,560	$1,050,639
1/17	$1,087,546	$1,061,291	$1,052,700
2/17	$1,108,426	$1,069,479	$1,059,775
3/17	$1,104,482	$1,069,121	$1,059,220
4/17	$1,120,772	$1,077,992	$1,067,394
5/17	$1,141,708	$1,086,309	$1,075,610
6/17	$1,153,856	$1,085,388	$1,074,527
7/17	$1,159,218	$1,090,794	$1,079,151
8/17	$1,175,362	$1,100,205	$1,088,831
9/17	$1,168,369	$1,096,333	$1,083,645
10/17	$1,171,821	$1,097,650	$1,084,272
11/17	$1,174,019	$1,095,989	$1,082,881
12/17	$1,192,201	$1,100,820	$1,087,851
1/18	$1,177,030	$1,090,227	$1,075,322
2/18	$1,146,760	$1,079,889	$1,065,128
3/18	$1,155,124	$1,085,336	$1,071,959
4/18	$1,135,820	$1,078,094	$1,063,986
5/18	$1,141,174	$1,083,973	$1,071,580
6/18	$1,134,722	$1,082,401	$1,070,262
7/18	$1,142,879	$1,084,667	$1,070,516
8/18	$1,149,621	$1,090,010	$1,077,405
9/18	$1,138,314	$1,085,340	$1,070,467
10/18	$1,106,135	$1,076,261	$1,062,007
11/18	$1,104,567	$1,081,101	$1,068,347
12/18	$1,128,777	$1,098,015	$1,087,974
1/19	$1,162,029	$1,113,155	$1,099,528
2/19	$1,165,770	$1,114,368	$1,098,891
3/19	$1,214,045	$1,134,491	$1,119,992
4/19	$1,219,912	$1,136,079	$1,120,278
5/19	$1,255,470	$1,153,482	$1,140,165
6/19	$1,290,339	$1,169,797	$1,154,483
7/19	$1,301,852	$1,173,279	$1,157,023
8/19	$1,375,462	$1,199,827	$1,187,003
9/19	$1,356,210	$1,194,629	$1,180,681
10/19	$1,364,161	$1,198,489	$1,184,238
11/19	$1,369,135	$1,198,249	$1,183,635
12/19	$1,365,325	$1,200,035	$1,182,810
1/20	$1,425,752	$1,221,573	$1,205,572
2/20	$1,458,449	$1,239,864	$1,227,271
3/20	$1,342,199	$1,215,645	$1,220,049
4/20	$1,421,714	$1,239,996	$1,241,736
5/20	$1,434,431	$1,251,577	$1,247,518
6/20	$1,476,658	$1,262,020	$1,255,376
7/20	$1,547,508	$1,284,189	$1,274,128
8/20	$1,512,865	$1,276,784	$1,263,843
9/20	$1,512,523	$1,274,483	$1,263,150
10/20	$1,499,972	$1,269,928	$1,257,510
11/20	$1,561,213	$1,286,499	$1,269,849
12/20	$1,568,496	$1,290,942	$1,271,599
1/21	$1,542,624	$1,282,828	$1,262,482
2/21	$1,525,437	$1,266,275	$1,244,251
3/21	$1,511,327	$1,251,539	$1,228,714
4/21	$1,524,062	$1,262,063	$1,238,421
5/21	$1,528,305	$1,266,877	$1,242,467
6/21	$1,540,344	$1,276,113	$1,251,197
7/21	$1,555,535	$1,288,927	$1,265,186
8/21	$1,553,510	$1,288,066	$1,262,777
9/21	$1,542,662	$1,277,067	$1,251,844
10/21	$1,541,398	$1,276,023	$1,251,499
11/21	$1,539,519	$1,277,564	$1,255,202
12/21	$1,535,675	$1,276,703	$1,251,990
1/22	$1,503,593	$1,248,712	$1,225,017
2/22	$1,483,147	$1,231,687	$1,211,350
3/22	$1,441,908	$1,198,643	$1,177,697
4/22	$1,393,833	$1,153,936	$1,133,006
5/22	$1,398,586	$1,160,286	$1,140,311
6/22	$1,376,952	$1,137,100	$1,122,422
7/22	$1,404,875	$1,165,689	$1,149,848
8/22	$1,371,629	$1,135,386	$1,117,357
9/22	$1,318,255	$1,086,469	$1,069,080
10/22	$1,299,561	$1,074,548	$1,055,233
11/22	$1,342,904	$1,114,614	$1,094,040
12/22	$1,337,402	$1,110,828	$1,089,105
1/23	$1,382,307	$1,145,286	$1,122,610
2/23	$1,351,393	$1,117,145	$1,093,584
3/23	$1,383,170	$1,143,352	$1,121,364
4/23	$1,391,006	$1,150,337	$1,128,160
5/23	$1,374,862	$1,138,410	$1,115,876
6/23	$1,369,885	$1,136,641	$1,111,896
7/23	$1,370,471	$1,137,771	$1,111,121
8/23	$1,363,351	$1,130,920	$1,104,024
9/23	$1,332,579	$1,103,953	$1,075,969
10/23	$1,312,328	$1,087,351	$1,058,989
11/23	$1,368,674	$1,136,287	$1,106,947
12/23	$1,418,303	$1,179,403	$1,149,319
1/24	$1,421,007	$1,176,580	$1,146,163
2/24	$1,398,866	$1,162,474	$1,129,970
3/24	$1,412,271	$1,173,887	$1,140,404
4/24	$1,378,279	$1,146,456	$1,111,599
5/24	$1,401,902	$1,165,459	$1,130,444
6/24	$1,414,710	$1,176,114	$1,141,147
7/24	$1,446,833	$1,202,809	$1,167,800
8/24	$1,468,184	$1,220,515	$1,184,582
9/24	$1,487,730	$1,237,255	$1,200,442

Average Annual Total Returns (%)Footnote Reference1 ,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class I	11.64%	1.87%	4.05%
Bloomberg U.S. Universal IndexFootnote Reference3	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Footnote	Description
Footnote[1]	Performance prior to February 1, 2021 reflects the Fund's performance under its former investment objective and principal investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Class I performance prior to 1/30/15 is linked to Class A. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[3]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,095,033,286
# of Portfolio Holdings	370
Portfolio Turnover Rate	376%
Total Advisory Fees Paid	$1,867,148

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	9.9%
Asset-Backed Securities	12.0%
Short-Term Investments	13.2%
U.S. Treasury Obligations	16.3%
U.S. Government Agency Mortgage-Backed Securities	23.1%
Corporate Bonds	23.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	(5.9%)
Not Rated	0.9%
BB	0.3%
BBB	16.3%
A	14.3%
AA	7.0%
AAA	67.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CLDIX-TSR-AR

Calvert Core Bond Fund

Class R6 CLDRX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Core Bond Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$49	0.46%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ The Fund’s use of U.S. Treasury futures contracts to help manage interest rate movements during the period aided performance relative to the Index

↑ Security selections ― especially in investment-grade corporate securities and asset-backed securities ― contributed to Index-relative performance

↑ The Fund’s underweight exposure to U.S. Treasurys contributed to returns relative to the Index during the period

↑ Overweight positions in commercial mortgage-backed securities, which benefited from interest rate cuts, and investment-grade corporate bonds helped returns

↓ The Fund’s slightly shorter-than-Index duration detracted from performance relative to the Index during the period

↓ Selections in U.S. Treasurys, commercial mortgage-backed securities, and government-related securities detracted from Index-relative performance

↓ An underweight position in agency mortgage-backed securities further detracted from returns relative to the Index during the period

↓ An overweight position in asset-backed securities hampered Index-relative returns during the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,081,252	$5,048,962	$5,049,138
11/14	$5,143,467	$5,076,209	$5,084,956
12/14	$5,229,043	$5,067,038	$5,089,712
1/15	$5,498,835	$5,163,490	$5,196,439
2/15	$5,363,527	$5,133,397	$5,147,580
3/15	$5,381,988	$5,154,585	$5,171,483
4/15	$5,274,862	$5,148,604	$5,152,927
5/15	$5,201,994	$5,139,597	$5,140,518
6/15	$5,031,928	$5,082,236	$5,084,467
7/15	$5,110,687	$5,111,830	$5,119,810
8/15	$5,062,261	$5,096,768	$5,112,458
9/15	$5,080,987	$5,116,718	$5,147,040
10/15	$5,104,711	$5,133,074	$5,147,895
11/15	$5,079,373	$5,114,355	$5,134,295
12/15	$5,054,265	$5,088,805	$5,117,703
1/16	$5,143,861	$5,144,980	$5,188,129
2/16	$5,227,786	$5,181,528	$5,224,933
3/16	$5,368,424	$5,245,029	$5,272,871
4/16	$5,430,817	$5,280,765	$5,293,111
5/16	$5,445,335	$5,284,889	$5,294,468
6/16	$5,665,572	$5,377,929	$5,389,599
7/16	$5,805,846	$5,422,245	$5,423,673
8/16	$5,811,992	$5,428,094	$5,417,471
9/16	$5,774,446	$5,429,384	$5,414,297
10/16	$5,650,739	$5,393,365	$5,372,883
11/16	$5,388,242	$5,272,137	$5,245,795
12/16	$5,423,136	$5,287,798	$5,253,193
1/17	$5,437,730	$5,306,454	$5,263,501
2/17	$5,542,129	$5,347,397	$5,298,877
3/17	$5,522,411	$5,345,606	$5,296,098
4/17	$5,603,860	$5,389,960	$5,336,968
5/17	$5,708,540	$5,431,545	$5,378,048
6/17	$5,769,280	$5,426,940	$5,372,635
7/17	$5,796,090	$5,453,971	$5,395,754
8/17	$5,876,811	$5,501,026	$5,444,153
9/17	$5,841,846	$5,481,666	$5,418,223
10/17	$5,859,107	$5,488,248	$5,421,362
11/17	$5,870,096	$5,479,943	$5,414,403
12/17	$5,961,006	$5,504,100	$5,439,253
1/18	$5,885,151	$5,451,135	$5,376,610
2/18	$5,733,802	$5,399,447	$5,325,642
3/18	$5,775,618	$5,426,680	$5,359,795
4/18	$5,679,099	$5,390,471	$5,319,932
5/18	$5,705,871	$5,419,867	$5,357,900
6/18	$5,673,612	$5,412,007	$5,351,310
7/18	$5,714,393	$5,423,333	$5,352,582
8/18	$5,748,104	$5,450,052	$5,387,024
9/18	$5,691,568	$5,426,699	$5,352,334
10/18	$5,530,674	$5,381,303	$5,310,037
11/18	$5,522,835	$5,405,504	$5,341,736
12/18	$5,643,886	$5,490,077	$5,439,871
1/19	$5,810,144	$5,565,773	$5,497,639
2/19	$5,828,848	$5,571,839	$5,494,454
3/19	$6,070,223	$5,672,454	$5,599,958
4/19	$6,099,560	$5,680,394	$5,601,391
5/19	$6,277,348	$5,767,409	$5,700,825
6/19	$6,451,693	$5,848,985	$5,772,417
7/19	$6,509,258	$5,866,395	$5,785,114
8/19	$6,877,308	$5,999,137	$5,935,016
9/19	$6,781,050	$5,973,146	$5,903,406
10/19	$6,820,804	$5,992,444	$5,921,188
11/19	$6,845,676	$5,991,246	$5,918,173
12/19	$6,826,626	$6,000,174	$5,914,048
1/20	$7,128,762	$6,107,865	$6,027,861
2/20	$7,292,246	$6,199,319	$6,136,354
3/20	$6,710,993	$6,078,224	$6,100,243
4/20	$7,108,571	$6,199,980	$6,208,682
5/20	$7,172,157	$6,257,887	$6,237,589
6/20	$7,383,290	$6,310,102	$6,276,880
7/20	$7,737,538	$6,420,945	$6,370,638
8/20	$7,564,327	$6,383,919	$6,319,215
9/20	$7,562,616	$6,372,414	$6,315,751
10/20	$7,499,860	$6,349,638	$6,287,550
11/20	$7,806,066	$6,432,497	$6,349,245
12/20	$7,842,481	$6,454,709	$6,357,994
1/21	$7,713,120	$6,414,139	$6,312,408
2/21	$7,627,186	$6,331,377	$6,221,254
3/21	$7,556,633	$6,257,696	$6,143,571
4/21	$7,620,308	$6,310,316	$6,192,105
5/21	$7,641,526	$6,334,386	$6,212,335
6/21	$7,701,719	$6,380,565	$6,255,983
7/21	$7,777,676	$6,444,633	$6,325,931
8/21	$7,767,550	$6,440,332	$6,313,887
9/21	$7,713,312	$6,385,334	$6,259,222
10/21	$7,706,991	$6,380,115	$6,257,496
11/21	$7,697,594	$6,387,822	$6,276,009
12/21	$7,678,376	$6,383,515	$6,259,950
1/22	$7,517,963	$6,243,562	$6,125,085
2/22	$7,415,733	$6,158,437	$6,056,752
3/22	$7,209,540	$5,993,214	$5,888,485
4/22	$6,969,164	$5,769,682	$5,665,028
5/22	$6,992,931	$5,801,428	$5,701,554
6/22	$6,884,762	$5,685,501	$5,612,108
7/22	$7,024,375	$5,828,446	$5,749,238
8/22	$6,858,144	$5,676,928	$5,586,784
9/22	$6,591,277	$5,432,344	$5,345,399
10/22	$6,497,805	$5,372,739	$5,276,164
11/22	$6,714,522	$5,573,070	$5,470,198
12/22	$6,687,009	$5,554,141	$5,445,523
1/23	$6,911,534	$5,726,432	$5,613,049
2/23	$6,756,965	$5,585,724	$5,467,922
3/23	$6,915,848	$5,716,761	$5,606,821
4/23	$6,955,028	$5,751,684	$5,640,802
5/23	$6,874,311	$5,692,052	$5,579,381
6/23	$6,849,426	$5,683,206	$5,559,482
7/23	$6,848,127	$5,688,856	$5,555,606
8/23	$6,817,046	$5,654,598	$5,520,121
9/23	$6,658,957	$5,519,764	$5,379,845
10/23	$6,562,229	$5,436,756	$5,294,945
11/23	$6,844,148	$5,681,437	$5,534,733
12/23	$7,092,482	$5,897,014	$5,746,597
1/24	$7,106,180	$5,882,902	$5,730,816
2/24	$6,995,623	$5,812,368	$5,649,850
3/24	$7,058,350	$5,869,437	$5,702,020
4/24	$6,888,510	$5,732,278	$5,557,996
5/24	$7,011,319	$5,827,297	$5,652,222
6/24	$7,075,546	$5,880,568	$5,705,733
7/24	$7,236,380	$6,014,044	$5,839,002
8/24	$7,338,782	$6,102,576	$5,922,908
9/24	$7,439,926	$6,186,276	$6,002,211

Average Annual Total Returns (%)Footnote Reference1 ,Footnote Reference2

Fund	1 Year	5 Years	10 Years
Class R6	11.68%	1.86%	4.05%
Bloomberg U.S. Universal IndexFootnote Reference3	12.08%	0.70%	2.15%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Footnote	Description
Footnote[1]	Performance prior to February 1, 2021 reflects the Fund's performance under its former investment objective and principal investment strategies. Please see the Fund's prospectus for further information.
Footnote[2]	Class R6 performance prior to 6/30/23 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[3]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,095,033,286
# of Portfolio Holdings	370
Portfolio Turnover Rate	376%
Total Advisory Fees Paid	$1,867,148

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.0%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	9.9%
Asset-Backed Securities	12.0%
Short-Term Investments	13.2%
U.S. Treasury Obligations	16.3%
U.S. Government Agency Mortgage-Backed Securities	23.1%
Corporate Bonds	23.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash and Equivalents	(5.9%)
Not Rated	0.9%
BB	0.3%
BBB	16.3%
A	14.3%
AA	7.0%
AAA	67.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CLDRX-TSR-AR

Calvert Mortgage Access Fund

Class A CMMAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$165	1.56%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities Index (the Index):

↓ The Fund’s use of interest-rate hedges ― such as through U.S. Treasury futures ― detracted from Index-relative performance during the period

↓ An overweight position in higher coupon-rated specified pools of mortgage-backed securities hurt Index-relative returns during the period

↓ An underweight exposure to lower coupon-rated mortgage-backed securities traded in the “To Be Announced” ― or TBA ― market detracted from Index-relative performance during the period

↑ An allocation to non-agency mortgage-backed securities ― particularly MBS for borrowers not qualified for traditional government mortgage programs ― contributed to performance relative to the Index during the period

↑ An allocation to loans issued by the Federal Agricultural Mortgage Corp. (Farmer Mac), which lends to small family farms, contributed to relative returns

↑ An allocation to fixed-rate collateralized mortgage obligations aided Fund performance as a result of price appreciation and higher coupon income

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securties Index
5/22	$9,694	$10,055	$10,111
6/22	$9,684	$9,854	$9,949
7/22	$9,741	$10,102	$10,269
8/22	$9,698	$9,839	$9,917
9/22	$9,446	$9,415	$9,416
10/22	$9,403	$9,312	$9,282
11/22	$9,647	$9,659	$9,661
12/22	$9,658	$9,626	$9,618
1/23	$9,876	$9,925	$9,935
2/23	$9,750	$9,681	$9,673
3/23	$9,995	$9,908	$9,861
4/23	$10,039	$9,969	$9,912
5/23	$9,962	$9,865	$9,839
6/23	$9,915	$9,850	$9,797
7/23	$9,919	$9,860	$9,790
8/23	$9,903	$9,801	$9,710
9/23	$9,704	$9,567	$9,400
10/23	$9,524	$9,423	$9,206
11/23	$9,984	$9,847	$9,686
12/23	$10,309	$10,221	$10,103
1/24	$10,334	$10,196	$10,057
2/24	$10,087	$10,074	$9,893
3/24	$10,175	$10,173	$9,998
4/24	$9,883	$9,935	$9,695
5/24	$10,142	$10,100	$9,889
6/24	$10,285	$10,192	$10,005
7/24	$10,580	$10,424	$10,268
8/24	$10,777	$10,577	$10,434
9/24	$10,865	$10,722	$10,558

Average Annual Total Returns (%)

Fund	1 Year	Since 4/29/22 (Inception)
Class A	12.02%	4.92%
Class A with 3.25% Maximum Sales Charge	8.34%	3.48%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	2.92%
Bloomberg U.S. Mortgage Backed Securties Index	12.32%	2.26%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$60,780,562
# of Portfolio Holdings	180
Portfolio Turnover Rate	379%
Total Advisory Fees Paid	$57,550

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Government National Mortgage Association Participation Agreements	2.2%
Collateralized Mortgage Obligations	43.1%
U.S. Government Agency Mortgage-Backed Securities	54.5%

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	3.9%
BB	0.3%
BBB	4.7%
A	7.0%
AA	1.8%
AAA	82.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CMMAX-TSR-AR

Calvert Mortgage Access Fund

Class C CMMCX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$244	2.31%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities Index (the Index):

↓ The Fund’s use of interest-rate hedges ― such as through U.S. Treasury futures ― detracted from Index-relative performance during the period

↓ An overweight position in higher coupon-rated specified pools of mortgage-backed securities hurt Index-relative returns during the period

↓ An underweight exposure to lower coupon-rated mortgage-backed securities traded in the “To Be Announced” ― or TBA ― market detracted from Index-relative performance during the period

↑ An allocation to non-agency mortgage-backed securities ― particularly MBS for borrowers not qualified for traditional government mortgage programs ― contributed to performance relative to the Index during the period

↑ An allocation to loans issued by the Federal Agricultural Mortgage Corp. (Farmer Mac), which lends to small family farms, contributed to relative returns

↑ An allocation to fixed-rate collateralized mortgage obligations aided Fund performance as a result of price appreciation and higher coupon income

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securties Index
5/22	$10,020	$10,055	$10,111
6/22	$9,994	$9,854	$9,949
7/22	$10,046	$10,102	$10,269
8/22	$9,996	$9,839	$9,917
9/22	$9,730	$9,415	$9,416
10/22	$9,679	$9,312	$9,282
11/22	$9,924	$9,659	$9,661
12/22	$9,929	$9,626	$9,618
1/23	$10,147	$9,925	$9,935
2/23	$10,012	$9,681	$9,673
3/23	$10,267	$9,908	$9,861
4/23	$10,296	$9,969	$9,912
5/23	$10,221	$9,865	$9,839
6/23	$10,156	$9,850	$9,797
7/23	$10,153	$9,860	$9,790
8/23	$10,131	$9,801	$9,710
9/23	$9,920	$9,567	$9,400
10/23	$9,741	$9,423	$9,206
11/23	$10,204	$9,847	$9,686
12/23	$10,530	$10,221	$10,103
1/24	$10,538	$10,196	$10,057
2/24	$10,280	$10,074	$9,893
3/24	$10,374	$10,173	$9,998
4/24	$10,060	$9,935	$9,695
5/24	$10,317	$10,100	$9,889
6/24	$10,456	$10,192	$10,005
7/24	$10,759	$10,424	$10,268
8/24	$10,953	$10,577	$10,434
9/24	$11,040	$10,722	$10,558

Average Annual Total Returns (%)

Fund	1 Year	Since 4/29/22 (Inception)
Class C	11.29%	4.17%
Class C with 1% Maximum Deferred Sales Charge	10.29%	4.17%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	2.92%
Bloomberg U.S. Mortgage Backed Securties Index	12.32%	2.26%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$60,780,562
# of Portfolio Holdings	180
Portfolio Turnover Rate	379%
Total Advisory Fees Paid	$57,550

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Government National Mortgage Association Participation Agreements	2.2%
Collateralized Mortgage Obligations	43.1%
U.S. Government Agency Mortgage-Backed Securities	54.5%

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	3.9%
BB	0.3%
BBB	4.7%
A	7.0%
AA	1.8%
AAA	82.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CMMCX-TSR-AR

Calvert Mortgage Access Fund

Class I CMMIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$139	1.31%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities Index (the Index):

↓ The Fund’s use of interest-rate hedges ― such as through U.S. Treasury futures ― detracted from Index-relative performance during the period

↓ An overweight position in higher coupon-rated specified pools of mortgage-backed securities hurt Index-relative returns during the period

↓ An underweight exposure to lower coupon-rated mortgage-backed securities traded in the “To Be Announced” ― or TBA ― market detracted from Index-relative performance during the period

↑ An allocation to non-agency mortgage-backed securities ― particularly MBS for borrowers not qualified for traditional government mortgage programs ― contributed to performance relative to the Index during the period

↑ An allocation to loans issued by the Federal Agricultural Mortgage Corp. (Farmer Mac), which lends to small family farms, contributed to relative returns

↑ An allocation to fixed-rate collateralized mortgage obligations aided Fund performance as a result of price appreciation and higher coupon income

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securties Index
6/22	$1,001,056	$985,410	$994,869
9/22	$977,010	$941,533	$941,647
12/22	$999,563	$962,642	$961,805
3/23	$1,036,148	$990,828	$986,102
6/23	$1,027,540	$985,012	$979,745
9/23	$1,006,238	$956,684	$940,025
12/23	$1,070,715	$1,022,069	$1,010,336
3/24	$1,057,461	$1,017,290	$999,781
6/24	$1,068,489	$1,019,219	$1,000,472
9/24	$1,131,025	$1,072,204	$1,055,792

Average Annual Total Returns (%)

Fund	1 Year	Since 4/29/22 (Inception)
Class I	12.40%	5.21%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	2.92%
Bloomberg U.S. Mortgage Backed Securties Index	12.32%	2.26%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$60,780,562
# of Portfolio Holdings	180
Portfolio Turnover Rate	379%
Total Advisory Fees Paid	$57,550

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Government National Mortgage Association Participation Agreements	2.2%
Collateralized Mortgage Obligations	43.1%
U.S. Government Agency Mortgage-Backed Securities	54.5%

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	3.9%
BB	0.3%
BBB	4.7%
A	7.0%
AA	1.8%
AAA	82.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CMMIX-TSR-AR

Calvert Mortgage Access Fund

Class R6 CMMRX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Mortgage Access Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$140	1.32%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Mortgage Backed Securities Index (the Index):

↓ The Fund’s use of interest-rate hedges ― such as through U.S. Treasury futures ― detracted from Index-relative performance during the period

↓ An overweight position in higher coupon-rated specified pools of mortgage-backed securities hurt Index-relative returns during the period

↓ An underweight exposure to lower coupon-rated mortgage-backed securities traded in the “To Be Announced” ― or TBA ― market detracted from Index-relative performance during the period

↑ An allocation to non-agency mortgage-backed securities ― particularly MBS for borrowers not qualified for traditional government mortgage programs ― contributed to performance relative to the Index during the period

↑ An allocation to loans issued by the Federal Agricultural Mortgage Corp. (Farmer Mac), which lends to small family farms, contributed to relative returns

↑ An allocation to fixed-rate collateralized mortgage obligations aided Fund performance as a result of price appreciation and higher coupon income

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Mortgage Backed Securties Index
5/22	$5,010,778	$5,027,511	$5,055,285
6/22	$5,008,438	$4,927,049	$4,974,343
7/22	$5,038,967	$5,050,925	$5,134,264
8/22	$5,018,025	$4,919,619	$4,958,695
9/22	$4,888,131	$4,707,664	$4,708,235
10/22	$4,867,177	$4,656,010	$4,641,163
11/22	$4,994,496	$4,829,616	$4,830,329
12/22	$5,000,975	$4,813,212	$4,809,024
1/23	$5,115,365	$4,962,520	$4,967,456
2/23	$5,050,894	$4,840,583	$4,836,288
3/23	$5,183,955	$4,954,139	$4,930,508
4/23	$5,202,726	$4,984,403	$4,956,024
5/23	$5,169,128	$4,932,726	$4,919,721
6/23	$5,140,857	$4,925,060	$4,898,723
7/23	$5,143,617	$4,929,956	$4,895,080
8/23	$5,136,731	$4,900,268	$4,854,809
9/23	$5,034,113	$4,783,421	$4,700,123
10/23	$4,947,128	$4,711,487	$4,603,012
11/23	$5,186,801	$4,923,527	$4,842,969
12/23	$5,356,682	$5,110,346	$5,051,682
1/24	$5,365,523	$5,098,116	$5,028,316
2/24	$5,238,160	$5,036,992	$4,946,512
3/24	$5,290,362	$5,086,448	$4,998,906
4/24	$5,134,486	$4,967,586	$4,847,664
5/24	$5,270,023	$5,049,929	$4,944,524
6/24	$5,345,523	$5,096,094	$5,002,359
7/24	$5,505,287	$5,211,764	$5,134,238
8/24	$5,608,823	$5,288,486	$5,217,085
9/24	$5,658,355	$5,361,020	$5,278,962

Average Annual Total Returns (%)

Fund	1 Year	Since 4/29/22 (Inception)
Class R6	12.40%	5.23%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	2.92%
Bloomberg U.S. Mortgage Backed Securties Index	12.32%	2.26%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$60,780,562
# of Portfolio Holdings	180
Portfolio Turnover Rate	379%
Total Advisory Fees Paid	$57,550

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Government National Mortgage Association Participation Agreements	2.2%
Collateralized Mortgage Obligations	43.1%
U.S. Government Agency Mortgage-Backed Securities	54.5%

Credit Quality (% of total investments)Footnote Referencea

Value	Value
B	3.9%
BB	0.3%
BBB	4.7%
A	7.0%
AA	1.8%
AAA	82.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

The net expense ratio increased from the prior fiscal year primarily due to an increase in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CMMRX-TSR-AR

Calvert Short Duration Income Fund

Class A CSDAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.76%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index):

↓ The Fund’s underweight duration detracted most from performance relative to the Index during the period

↓ An out-of-Index position in U.S. Treasurys, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns

↓ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― detracted slightly from Index-relative returns

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ An underweight position in government-related securities in addition to out-of-Index positions in commercial mortgage-backed securities and asset-backed securities contributed to performance relative to the Index during the period

↑ An out-of-Index position in non-agency mortgage-backed securities contributed to Index-relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg 1-5 Year U.S. Credit Index
9/14	$9,775	$10,000	$10,000
10/14	$9,778	$10,098	$10,044
11/14	$9,787	$10,152	$10,075
12/14	$9,744	$10,134	$10,033
1/15	$9,808	$10,327	$10,130
2/15	$9,823	$10,267	$10,111
3/15	$9,849	$10,309	$10,148
4/15	$9,863	$10,297	$10,165
5/15	$9,870	$10,279	$10,175
6/15	$9,824	$10,164	$10,137
7/15	$9,838	$10,224	$10,156
8/15	$9,810	$10,194	$10,141
9/15	$9,813	$10,233	$10,181
10/15	$9,828	$10,266	$10,187
11/15	$9,806	$10,229	$10,175
12/15	$9,768	$10,178	$10,139
1/16	$9,791	$10,290	$10,193
2/16	$9,791	$10,363	$10,204
3/16	$9,889	$10,490	$10,315
4/16	$9,963	$10,562	$10,362
5/16	$9,974	$10,570	$10,355
6/16	$10,061	$10,756	$10,450
7/16	$10,116	$10,844	$10,486
8/16	$10,133	$10,856	$10,484
9/16	$10,156	$10,859	$10,495
10/16	$10,146	$10,787	$10,487
11/16	$10,075	$10,544	$10,387
12/16	$10,085	$10,576	$10,401
1/17	$10,115	$10,613	$10,439
2/17	$10,149	$10,695	$10,484
3/17	$10,165	$10,691	$10,494
4/17	$10,200	$10,780	$10,543
5/17	$10,235	$10,863	$10,586
6/17	$10,242	$10,854	$10,583
7/17	$10,283	$10,908	$10,636
8/17	$10,304	$11,002	$10,672
9/17	$10,301	$10,963	$10,657
10/17	$10,308	$10,976	$10,665
11/17	$10,294	$10,960	$10,633
12/17	$10,303	$11,008	$10,643
1/18	$10,284	$10,902	$10,596
2/18	$10,263	$10,799	$10,559
3/18	$10,264	$10,853	$10,568
4/18	$10,258	$10,781	$10,554
5/18	$10,288	$10,840	$10,601
6/18	$10,290	$10,824	$10,596
7/18	$10,321	$10,847	$10,619
8/18	$10,353	$10,900	$10,672
9/18	$10,361	$10,853	$10,662
10/18	$10,334	$10,763	$10,654
11/18	$10,320	$10,811	$10,665
12/18	$10,308	$10,980	$10,761
1/19	$10,450	$11,132	$10,868
2/19	$10,515	$11,144	$10,905
3/19	$10,601	$11,345	$11,018
4/19	$10,655	$11,361	$11,054
5/19	$10,721	$11,535	$11,139
6/19	$10,787	$11,698	$11,245
7/19	$10,799	$11,733	$11,251
8/19	$10,876	$11,998	$11,375
9/19	$10,872	$11,946	$11,373
10/19	$10,917	$11,985	$11,425
11/19	$10,920	$11,982	$11,428
12/19	$10,949	$12,000	$11,469
1/20	$11,044	$12,216	$11,570
2/20	$11,106	$12,399	$11,665
3/20	$10,475	$12,156	$11,329
4/20	$10,638	$12,400	$11,602
5/20	$10,802	$12,516	$11,750
6/20	$11,006	$12,620	$11,854
7/20	$11,079	$12,842	$11,939
8/20	$11,159	$12,768	$11,962
9/20	$11,176	$12,745	$11,950
10/20	$11,215	$12,699	$11,966
11/20	$11,363	$12,865	$12,023
12/20	$11,442	$12,909	$12,064
1/21	$11,487	$12,828	$12,060
2/21	$11,490	$12,663	$12,030
3/21	$11,485	$12,515	$11,995
4/21	$11,529	$12,621	$12,043
5/21	$11,565	$12,669	$12,084
6/21	$11,574	$12,761	$12,069
7/21	$11,602	$12,889	$12,112
8/21	$11,601	$12,881	$12,106
9/21	$11,608	$12,771	$12,080
10/21	$11,565	$12,760	$12,018
11/21	$11,522	$12,776	$11,995
12/21	$11,542	$12,767	$11,997
1/22	$11,443	$12,487	$11,858
2/22	$11,358	$12,317	$11,773
3/22	$11,208	$11,986	$11,560
4/22	$11,089	$11,539	$11,408
5/22	$11,099	$11,603	$11,497
6/22	$10,923	$11,371	$11,357
7/22	$11,059	$11,657	$11,512
8/22	$10,989	$11,354	$11,367
9/22	$10,796	$10,865	$11,131
10/22	$10,779	$10,745	$11,099
11/22	$10,925	$11,146	$11,317
12/22	$10,964	$11,108	$11,330
1/23	$11,172	$11,453	$11,499
2/23	$11,109	$11,171	$11,363
3/23	$11,202	$11,434	$11,526
4/23	$11,266	$11,503	$11,601
5/23	$11,251	$11,384	$11,552
6/23	$11,265	$11,366	$11,517
7/23	$11,340	$11,378	$11,587
8/23	$11,378	$11,309	$11,603
9/23	$11,352	$11,040	$11,545
10/23	$11,349	$10,874	$11,538
11/23	$11,573	$11,363	$11,790
12/23	$11,768	$11,794	$12,003
1/24	$11,851	$11,766	$12,048
2/24	$11,812	$11,625	$11,987
3/24	$11,874	$11,739	$12,064
4/24	$11,828	$11,465	$11,983
5/24	$11,937	$11,655	$12,105
6/24	$12,008	$11,761	$12,178
7/24	$12,165	$12,028	$12,368
8/24	$12,284	$12,205	$12,503
9/24	$12,398	$12,373	$12,630

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	9.19%	2.65%	2.40%
Class A with 2.25% Maximum Sales Charge	6.72%	2.19%	2.17%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg 1-5 Year U.S. Credit Index	9.39%	2.12%	2.36%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,478,487,865
# of Portfolio Holdings	333
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$6,247,386

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	2.0%
Collateralized Mortgage Obligations	4.3%
U.S. Government Agency Mortgage-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	7.8%
Short-Term Investments	8.6%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	21.2%
Corporate Bonds	38.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

AAA
30.2%
AA
10.2%
A
22.2%
BBB
26.9%
BB
3.3%
B
1.2%
CCC
0.1%
Not Rated
3.8%
Cash
2.1%

Value	Value
Cash	2.1%
Not Rated	3.8%
CCC	0.1%
B	1.2%
BB	3.3%
BBB	26.9%
A	22.2%
AA	10.2%
AAA	30.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CSDAX-TSR-AR

Calvert Short Duration Income Fund

Class C CDICX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index):

↓ The Fund’s underweight duration detracted most from performance relative to the Index during the period

↓ An out-of-Index position in U.S. Treasurys, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns

↓ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― detracted slightly from Index-relative returns

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ An underweight position in government-related securities in addition to out-of-Index positions in commercial mortgage-backed securities and asset-backed securities contributed to performance relative to the Index during the period

↑ An out-of-Index position in non-agency mortgage-backed securities contributed to Index-relative performance during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class C	Bloomberg U.S. Universal Index	Bloomberg 1-5 Year U.S. Credit Index
9/14	$10,000	$10,000	$10,000
10/14	$9,996	$10,098	$10,044
11/14	$10,000	$10,152	$10,075
12/14	$9,955	$10,134	$10,033
1/15	$10,008	$10,327	$10,130
2/15	$10,024	$10,267	$10,111
3/15	$10,038	$10,309	$10,148
4/15	$10,047	$10,297	$10,165
5/15	$10,049	$10,279	$10,175
6/15	$9,993	$10,164	$10,137
7/15	$10,001	$10,224	$10,156
8/15	$9,966	$10,194	$10,141
9/15	$9,971	$10,233	$10,181
10/15	$9,979	$10,266	$10,187
11/15	$9,951	$10,229	$10,175
12/15	$9,900	$10,178	$10,139
1/16	$9,924	$10,290	$10,193
2/16	$9,912	$10,363	$10,204
3/16	$10,005	$10,490	$10,315
4/16	$10,075	$10,562	$10,362
5/16	$10,079	$10,570	$10,355
6/16	$10,162	$10,756	$10,450
7/16	$10,210	$10,844	$10,486
8/16	$10,221	$10,856	$10,484
9/16	$10,237	$10,859	$10,495
10/16	$10,221	$10,787	$10,487
11/16	$10,142	$10,544	$10,387
12/16	$10,146	$10,576	$10,401
1/17	$10,169	$10,613	$10,439
2/17	$10,199	$10,695	$10,484
3/17	$10,208	$10,691	$10,494
4/17	$10,237	$10,780	$10,543
5/17	$10,266	$10,863	$10,586
6/17	$10,266	$10,854	$10,583
7/17	$10,299	$10,908	$10,636
8/17	$10,313	$11,002	$10,672
9/17	$10,304	$10,963	$10,657
10/17	$10,305	$10,976	$10,665
11/17	$10,285	$10,960	$10,633
12/17	$10,288	$11,008	$10,643
1/18	$10,261	$10,902	$10,596
2/18	$10,234	$10,799	$10,559
3/18	$10,229	$10,853	$10,568
4/18	$10,217	$10,781	$10,554
5/18	$10,239	$10,840	$10,601
6/18	$10,236	$10,824	$10,596
7/18	$10,260	$10,847	$10,619
8/18	$10,285	$10,900	$10,672
9/18	$10,287	$10,853	$10,662
10/18	$10,254	$10,763	$10,654
11/18	$10,233	$10,811	$10,665
12/18	$10,217	$10,980	$10,761
1/19	$10,350	$11,132	$10,868
2/19	$10,409	$11,144	$10,905
3/19	$10,488	$11,345	$11,018
4/19	$10,534	$11,361	$11,054
5/19	$10,593	$11,535	$11,139
6/19	$10,652	$11,698	$11,245
7/19	$10,656	$11,733	$11,251
8/19	$10,726	$11,998	$11,375
9/19	$10,716	$11,946	$11,373
10/19	$10,753	$11,985	$11,425
11/19	$10,749	$11,982	$11,428
12/19	$10,771	$12,000	$11,469
1/20	$10,852	$12,216	$11,570
2/20	$10,913	$12,399	$11,665
3/20	$10,290	$12,156	$11,329
4/20	$10,445	$12,400	$11,602
5/20	$10,592	$12,516	$11,750
6/20	$10,786	$12,620	$11,854
7/20	$10,845	$12,842	$11,939
8/20	$10,923	$12,768	$11,962
9/20	$10,933	$12,745	$11,950
10/20	$10,964	$12,699	$11,966
11/20	$11,103	$12,865	$12,023
12/20	$11,174	$12,909	$12,064
1/21	$11,203	$12,828	$12,060
2/21	$11,207	$12,663	$12,030
3/21	$11,196	$12,515	$11,995
4/21	$11,231	$12,621	$12,043
5/21	$11,260	$12,669	$12,084
6/21	$11,261	$12,761	$12,069
7/21	$11,281	$12,889	$12,112
8/21	$11,273	$12,881	$12,106
9/21	$11,266	$12,771	$12,080
10/21	$11,224	$12,760	$12,018
11/21	$11,175	$12,776	$11,995
12/21	$11,187	$12,767	$11,997
1/22	$11,084	$12,487	$11,858
2/22	$10,995	$12,317	$11,773
3/22	$10,842	$11,986	$11,560
4/22	$10,719	$11,539	$11,408
5/22	$10,722	$11,603	$11,497
6/22	$10,545	$11,371	$11,357
7/22	$10,671	$11,657	$11,512
8/22	$10,595	$11,354	$11,367
9/22	$10,402	$10,865	$11,131
10/22	$10,379	$10,745	$11,099
11/22	$10,513	$11,146	$11,317
12/22	$10,551	$11,108	$11,330
1/23	$10,738	$11,453	$11,499
2/23	$10,672	$11,171	$11,363
3/23	$10,761	$11,434	$11,526
4/23	$10,809	$11,503	$11,601
5/23	$10,794	$11,384	$11,552
6/23	$10,801	$11,366	$11,517
7/23	$10,859	$11,378	$11,587
8/23	$10,889	$11,309	$11,603
9/23	$10,857	$11,040	$11,545
10/23	$10,847	$10,874	$11,538
11/23	$11,055	$11,363	$11,790
12/23	$11,235	$11,794	$12,003
1/24	$11,307	$11,766	$12,048
2/24	$11,270	$11,625	$11,987
3/24	$11,314	$11,739	$12,064
4/24	$11,263	$11,465	$11,983
5/24	$11,360	$11,655	$12,105
6/24	$11,421	$11,761	$12,178
7/24	$11,564	$12,028	$12,368
8/24	$11,670	$12,205	$12,503
9/24	$11,943	$12,373	$12,630

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class C	8.39%	1.89%	1.79%
Class C with 1% Maximum Deferred Sales Charge	7.39%	1.89%	1.79%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg 1-5 Year U.S. Credit Index	9.39%	2.12%	2.36%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,478,487,865
# of Portfolio Holdings	333
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$6,247,386

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	2.0%
Collateralized Mortgage Obligations	4.3%
U.S. Government Agency Mortgage-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	7.8%
Short-Term Investments	8.6%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	21.2%
Corporate Bonds	38.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	2.1%
Not Rated	3.8%
CCC	0.1%
B	1.2%
BB	3.3%
BBB	26.9%
A	22.2%
AA	10.2%
AAA	30.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CDICX-TSR-AR

Calvert Short Duration Income Fund

Class I CDSIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.51%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index):

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ An underweight position in government-related securities in addition to out-of-Index positions in commercial mortgage-backed securities and asset-backed securities contributed to performance relative to the Index during the period

↑ An out-of-Index position in non-agency mortgage-backed securities contributed to Index-relative performance during the period

↓ The Fund’s underweight duration detracted most from performance relative to the Index during the period

↓ An out-of-Index position in U.S. Treasurys, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns

↓ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― detracted slightly from Index-relative returns

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg 1-5 Year U.S. Credit Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,000,708	$1,009,792	$1,004,440
11/14	$1,002,164	$1,015,242	$1,007,513
12/14	$998,871	$1,013,408	$1,003,299
1/15	$1,005,869	$1,032,698	$1,012,998
2/15	$1,007,709	$1,026,679	$1,011,116
3/15	$1,010,862	$1,030,917	$1,014,811
4/15	$1,012,186	$1,029,721	$1,016,516
5/15	$1,013,446	$1,027,919	$1,017,466
6/15	$1,009,703	$1,016,447	$1,013,690
7/15	$1,011,001	$1,022,366	$1,015,647
8/15	$1,008,655	$1,019,354	$1,014,115
9/15	$1,010,188	$1,023,344	$1,018,111
10/15	$1,012,161	$1,026,615	$1,018,696
11/15	$1,010,444	$1,022,871	$1,017,505
12/15	$1,006,876	$1,017,761	$1,013,941
1/16	$1,009,655	$1,028,996	$1,019,277
2/16	$1,009,971	$1,036,306	$1,020,413
3/16	$1,020,401	$1,049,006	$1,031,527
4/16	$1,028,322	$1,056,153	$1,036,156
5/16	$1,029,805	$1,056,978	$1,035,525
6/16	$1,039,074	$1,075,586	$1,045,049
7/16	$1,044,994	$1,084,449	$1,048,554
8/16	$1,047,073	$1,085,619	$1,048,354
9/16	$1,049,683	$1,085,877	$1,049,505
10/16	$1,049,065	$1,078,673	$1,048,669
11/16	$1,042,070	$1,054,427	$1,038,714
12/16	$1,043,460	$1,057,560	$1,040,104
1/17	$1,046,823	$1,061,291	$1,043,932
2/17	$1,050,803	$1,069,479	$1,048,441
3/17	$1,052,798	$1,069,121	$1,049,372
4/17	$1,056,708	$1,077,992	$1,054,300
5/17	$1,060,703	$1,086,309	$1,058,554
6/17	$1,061,755	$1,085,388	$1,058,275
7/17	$1,066,262	$1,090,794	$1,063,611
8/17	$1,068,766	$1,100,205	$1,067,189
9/17	$1,068,777	$1,096,333	$1,065,668
10/17	$1,070,363	$1,097,650	$1,066,494
11/17	$1,068,586	$1,095,989	$1,063,252
12/17	$1,069,787	$1,100,820	$1,064,280
1/18	$1,068,668	$1,090,227	$1,059,612
2/18	$1,066,034	$1,079,889	$1,055,900
3/18	$1,067,004	$1,085,336	$1,056,770
4/18	$1,066,648	$1,078,094	$1,055,420
5/18	$1,069,957	$1,083,973	$1,060,139
6/18	$1,069,768	$1,082,401	$1,059,568
7/18	$1,073,873	$1,084,667	$1,061,863
8/18	$1,077,403	$1,090,010	$1,067,183
9/18	$1,078,456	$1,085,340	$1,066,227
10/18	$1,075,901	$1,076,261	$1,065,396
11/18	$1,074,674	$1,081,101	$1,066,520
12/18	$1,074,312	$1,098,015	$1,076,111
1/19	$1,089,173	$1,113,155	$1,086,831
2/19	$1,096,176	$1,114,368	$1,090,499
3/19	$1,105,371	$1,134,491	$1,101,841
4/19	$1,111,153	$1,136,079	$1,105,420
5/19	$1,118,302	$1,153,482	$1,113,947
6/19	$1,125,359	$1,169,797	$1,124,502
7/19	$1,126,788	$1,173,279	$1,125,129
8/19	$1,135,074	$1,199,827	$1,137,522
9/19	$1,134,952	$1,194,629	$1,137,347
10/19	$1,139,794	$1,198,489	$1,142,472
11/19	$1,140,378	$1,198,249	$1,142,816
12/19	$1,143,614	$1,200,035	$1,146,894
1/20	$1,153,113	$1,221,573	$1,157,036
2/20	$1,160,480	$1,239,864	$1,166,487
3/20	$1,095,185	$1,215,645	$1,132,868
4/20	$1,112,418	$1,239,996	$1,160,177
5/20	$1,129,603	$1,251,577	$1,175,024
6/20	$1,151,058	$1,262,020	$1,185,364
7/20	$1,158,235	$1,284,189	$1,193,881
8/20	$1,167,457	$1,276,784	$1,196,177
9/20	$1,169,562	$1,274,483	$1,195,044
10/20	$1,173,825	$1,269,928	$1,196,625
11/20	$1,189,503	$1,286,499	$1,202,289
12/20	$1,198,051	$1,290,942	$1,206,386
1/21	$1,202,945	$1,282,828	$1,206,002
2/21	$1,204,240	$1,266,275	$1,203,025
3/21	$1,203,323	$1,251,539	$1,199,509
4/21	$1,208,108	$1,262,063	$1,204,284
5/21	$1,212,200	$1,266,877	$1,208,445
6/21	$1,213,300	$1,276,113	$1,206,853
7/21	$1,216,491	$1,288,927	$1,211,197
8/21	$1,216,722	$1,288,066	$1,210,557
9/21	$1,217,664	$1,277,067	$1,207,985
10/21	$1,213,457	$1,276,023	$1,201,762
11/21	$1,210,016	$1,277,564	$1,199,540
12/21	$1,211,616	$1,276,703	$1,199,725
1/22	$1,201,528	$1,248,712	$1,185,829
2/22	$1,192,902	$1,231,687	$1,177,251
3/22	$1,176,843	$1,198,643	$1,155,988
4/22	$1,165,349	$1,153,936	$1,140,799
5/22	$1,165,905	$1,160,286	$1,149,722
6/22	$1,148,585	$1,137,100	$1,135,737
7/22	$1,162,314	$1,165,689	$1,151,162
8/22	$1,155,211	$1,135,386	$1,136,677
9/22	$1,135,305	$1,086,469	$1,113,137
10/22	$1,133,773	$1,074,548	$1,109,905
11/22	$1,149,285	$1,114,614	$1,131,737
12/22	$1,154,410	$1,110,828	$1,132,983
1/23	$1,176,389	$1,145,286	$1,149,883
2/23	$1,169,363	$1,117,145	$1,136,271
3/23	$1,180,110	$1,143,352	$1,152,641
4/23	$1,186,325	$1,150,337	$1,160,136
5/23	$1,185,706	$1,138,410	$1,155,250
6/23	$1,187,440	$1,136,641	$1,151,713
7/23	$1,194,818	$1,137,771	$1,158,671
8/23	$1,199,111	$1,130,920	$1,160,278
9/23	$1,196,626	$1,103,953	$1,154,546
10/23	$1,196,655	$1,087,351	$1,153,848
11/23	$1,220,353	$1,136,287	$1,178,973
12/23	$1,241,907	$1,179,403	$1,200,255
1/24	$1,250,074	$1,176,580	$1,204,794
2/24	$1,247,089	$1,162,474	$1,198,674
3/24	$1,253,825	$1,173,887	$1,206,423
4/24	$1,248,498	$1,146,456	$1,198,333
5/24	$1,260,210	$1,165,459	$1,210,534
6/24	$1,267,943	$1,176,114	$1,217,847
7/24	$1,284,799	$1,202,809	$1,236,752
8/24	$1,297,564	$1,220,515	$1,250,288
9/24	$1,310,275	$1,237,255	$1,262,978

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	9.50%	2.91%	2.74%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg 1-5 Year U.S. Credit Index	9.39%	2.12%	2.36%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,478,487,865
# of Portfolio Holdings	333
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$6,247,386

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	2.0%
Collateralized Mortgage Obligations	4.3%
U.S. Government Agency Mortgage-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	7.8%
Short-Term Investments	8.6%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	21.2%
Corporate Bonds	38.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	2.1%
Not Rated	3.8%
CCC	0.1%
B	1.2%
BB	3.3%
BBB	26.9%
A	22.2%
AA	10.2%
AAA	30.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CDSIX-TSR-AR

Calvert Short Duration Income Fund

Class R6 CDSRX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Short Duration Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.44%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 1-5 Year U.S. Credit Index (the Index):

↑ Security selections by Fund management ― especially in investment-grade corporate securities ― contributed most to performance relative to the Index

↑ An underweight position in government-related securities in addition to out-of-Index positions in commercial mortgage-backed securities and asset-backed securities contributed to performance relative to the Index during the period

↑ An out-of-Index position in non-agency mortgage-backed securities contributed to Index-relative performance during the period

↓ The Fund’s underweight duration detracted most from performance relative to the Index during the period

↓ An out-of-Index position in U.S. Treasurys, and an underweight position in investment-grade corporate bonds detracted from Index-relative returns

↓ The use of U.S. Treasury futures contracts ― intended to modify the Fund’s duration ― detracted slightly from Index-relative returns

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Bloomberg 1-5 Year U.S. Credit Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,003,510	$5,048,962	$5,022,200
11/14	$5,010,810	$5,076,209	$5,037,565
12/14	$4,994,384	$5,067,038	$5,016,494
1/15	$5,029,335	$5,163,490	$5,064,992
2/15	$5,038,557	$5,133,397	$5,055,580
3/15	$5,054,314	$5,154,585	$5,074,057
4/15	$5,060,983	$5,148,604	$5,082,578
5/15	$5,067,306	$5,139,597	$5,087,328
6/15	$5,048,584	$5,082,236	$5,068,450
7/15	$5,055,034	$5,111,830	$5,078,235
8/15	$5,043,291	$5,096,768	$5,070,577
9/15	$5,050,923	$5,116,718	$5,090,557
10/15	$5,060,846	$5,133,074	$5,093,481
11/15	$5,052,254	$5,114,355	$5,087,526
12/15	$5,034,427	$5,088,805	$5,069,705
1/16	$5,048,322	$5,144,980	$5,096,383
2/16	$5,049,893	$5,181,528	$5,102,066
3/16	$5,102,034	$5,245,029	$5,157,633
4/16	$5,141,675	$5,280,765	$5,180,782
5/16	$5,149,043	$5,284,889	$5,177,627
6/16	$5,195,392	$5,377,929	$5,225,244
7/16	$5,224,999	$5,422,245	$5,242,771
8/16	$5,235,327	$5,428,094	$5,241,770
9/16	$5,248,322	$5,429,384	$5,247,524
10/16	$5,245,189	$5,393,365	$5,243,346
11/16	$5,210,199	$5,272,137	$5,193,570
12/16	$5,217,160	$5,287,798	$5,200,518
1/17	$5,233,970	$5,306,454	$5,219,660
2/17	$5,253,816	$5,347,397	$5,242,204
3/17	$5,263,786	$5,345,606	$5,246,860
4/17	$5,283,350	$5,389,960	$5,271,500
5/17	$5,303,306	$5,431,545	$5,292,768
6/17	$5,308,510	$5,426,940	$5,291,376
7/17	$5,331,059	$5,453,971	$5,318,054
8/17	$5,343,637	$5,501,026	$5,335,945
9/17	$5,343,673	$5,481,666	$5,328,341
10/17	$5,351,599	$5,488,248	$5,332,468
11/17	$5,342,706	$5,479,943	$5,316,261
12/17	$5,348,664	$5,504,100	$5,321,400
1/18	$5,343,093	$5,451,135	$5,298,061
2/18	$5,329,896	$5,399,447	$5,279,501
3/18	$5,334,778	$5,426,680	$5,283,849
4/18	$5,333,017	$5,390,471	$5,277,101
5/18	$5,349,576	$5,419,867	$5,300,695
6/18	$5,348,604	$5,412,007	$5,297,842
7/18	$5,369,140	$5,423,333	$5,309,316
8/18	$5,386,824	$5,450,052	$5,335,915
9/18	$5,392,108	$5,426,699	$5,331,135
10/18	$5,379,320	$5,381,303	$5,326,980
11/18	$5,373,202	$5,405,504	$5,332,601
12/18	$5,371,393	$5,490,077	$5,380,557
1/19	$5,445,736	$5,565,773	$5,434,156
2/19	$5,477,554	$5,571,839	$5,452,493
3/19	$5,527,159	$5,672,454	$5,509,206
4/19	$5,556,300	$5,680,394	$5,527,102
5/19	$5,592,288	$5,767,409	$5,569,736
6/19	$5,627,818	$5,848,985	$5,622,511
7/19	$5,635,206	$5,866,395	$5,625,647
8/19	$5,675,592	$5,999,137	$5,687,612
9/19	$5,675,237	$5,973,146	$5,686,733
10/19	$5,699,698	$5,992,444	$5,712,361
11/19	$5,702,832	$5,991,246	$5,714,078
12/19	$5,719,247	$6,000,174	$5,734,471
1/20	$5,767,002	$6,107,865	$5,785,182
2/20	$5,804,076	$6,199,319	$5,832,434
3/20	$5,477,804	$6,078,224	$5,664,340
4/20	$5,564,224	$6,199,980	$5,800,886
5/20	$5,650,421	$6,257,887	$5,875,119
6/20	$5,757,976	$6,310,102	$5,926,821
7/20	$5,794,104	$6,420,945	$5,969,407
8/20	$5,840,521	$6,383,919	$5,980,887
9/20	$5,851,400	$6,372,414	$5,975,218
10/20	$5,872,877	$6,349,638	$5,983,123
11/20	$5,951,584	$6,432,497	$6,011,447
12/20	$5,994,675	$6,454,709	$6,031,931
1/21	$6,019,485	$6,414,139	$6,030,010
2/21	$6,022,592	$6,331,377	$6,015,123
3/21	$6,021,895	$6,257,696	$5,997,543
4/21	$6,046,180	$6,310,316	$6,021,420
5/21	$6,066,925	$6,334,386	$6,042,227
6/21	$6,072,686	$6,380,565	$6,034,267
7/21	$6,088,987	$6,444,633	$6,055,987
8/21	$6,090,491	$6,440,332	$6,052,783
9/21	$6,095,505	$6,385,334	$6,039,923
10/21	$6,074,723	$6,380,115	$6,008,811
11/21	$6,054,080	$6,387,822	$5,997,699
12/21	$6,066,044	$6,383,515	$5,998,627
1/22	$6,015,797	$6,243,562	$5,929,146
2/22	$5,972,844	$6,158,437	$5,886,255
3/22	$5,893,023	$5,993,214	$5,779,942
4/22	$5,835,763	$5,769,682	$5,703,997
5/22	$5,838,853	$5,801,428	$5,748,610
6/22	$5,752,402	$5,685,501	$5,678,684
7/22	$5,821,441	$5,828,446	$5,755,812
8/22	$5,786,199	$5,676,928	$5,683,384
9/22	$5,687,041	$5,432,344	$5,565,683
10/22	$5,679,658	$5,372,739	$5,549,526
11/22	$5,757,648	$5,573,070	$5,658,684
12/22	$5,783,613	$5,554,141	$5,664,913
1/23	$5,890,204	$5,726,432	$5,749,413
2/23	$5,859,122	$5,585,724	$5,681,354
3/23	$5,913,228	$5,716,761	$5,763,206
4/23	$5,944,642	$5,751,684	$5,800,679
5/23	$5,941,825	$5,692,052	$5,776,249
6/23	$5,950,783	$5,683,206	$5,758,564
7/23	$5,988,031	$5,688,856	$5,793,355
8/23	$6,009,832	$5,654,598	$5,801,388
9/23	$5,997,776	$5,519,764	$5,772,730
10/23	$5,998,212	$5,436,756	$5,769,240
11/23	$6,117,302	$5,681,437	$5,894,865
12/23	$6,225,672	$5,897,014	$6,001,277
1/24	$6,266,945	$5,882,902	$6,023,972
2/24	$6,252,305	$5,812,368	$5,993,371
3/24	$6,286,318	$5,869,437	$6,032,115
4/24	$6,259,896	$5,732,278	$5,991,665
5/24	$6,318,964	$5,827,297	$6,052,668
6/24	$6,358,069	$5,880,568	$6,089,235
7/24	$6,442,935	$6,014,044	$6,183,761
8/24	$6,507,298	$6,102,576	$6,251,439
9/24	$6,571,632	$6,186,276	$6,314,889

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	9.57%	2.97%	2.77%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
Bloomberg 1-5 Year U.S. Credit Index	9.39%	2.12%	2.36%
Footnote	Description
Footnote[1]	Class R6 performance prior to 2/1/19 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$2,478,487,865
# of Portfolio Holdings	333
Portfolio Turnover Rate	159%
Total Advisory Fees Paid	$6,247,386

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.3%
Senior Floating-Rate Loans	2.0%
Collateralized Mortgage Obligations	4.3%
U.S. Government Agency Mortgage-Backed Securities	5.0%
Commercial Mortgage-Backed Securities	7.8%
Short-Term Investments	8.6%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	21.2%
Corporate Bonds	38.8%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	2.1%
Not Rated	3.8%
CCC	0.1%
B	1.2%
BB	3.3%
BBB	26.9%
A	22.2%
AA	10.2%
AAA	30.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CDSRX-TSR-AR

Calvert Ultra-Short Duration Income Fund

Class A CULAX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index):

↑ The Fund’s sector allocations contributed most to performance relative to the Index during the period

↑ The Fund’s position in investment-grade corporate bonds contributed to performance relative to the Index during the period

↑ The Fund’s positions in asset-backed securities, commercial mortgage-backed securities, and high yield corporate securities contributed to performance relative to the Index during the period

↓ The Fund’s underweight measure of duration detracted most from performance relative to the Index during the period

↓ The Fund’s position in bank loans detracted from returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Class A	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
9/14	$10,000	$10,000	$10,000
10/14	$10,044	$10,098	$10,000
11/14	$10,034	$10,152	$10,001
12/14	$10,121	$10,134	$9,995
1/15	$10,297	$10,327	$10,005
2/15	$10,168	$10,267	$10,004
3/15	$10,202	$10,309	$10,006
4/15	$10,148	$10,297	$10,012
5/15	$10,037	$10,279	$10,014
6/15	$10,030	$10,164	$10,016
7/15	$10,030	$10,224	$10,018
8/15	$10,023	$10,194	$10,018
9/15	$10,003	$10,233	$10,027
10/15	$10,009	$10,266	$10,026
11/15	$10,023	$10,229	$10,014
12/15	$10,016	$10,178	$10,015
1/16	$10,012	$10,290	$10,034
2/16	$9,994	$10,363	$10,036
3/16	$10,035	$10,490	$10,049
4/16	$10,078	$10,562	$10,059
5/16	$10,100	$10,570	$10,055
6/16	$10,109	$10,756	$10,079
7/16	$10,140	$10,844	$10,079
8/16	$10,155	$10,856	$10,080
9/16	$10,172	$10,859	$10,086
10/16	$10,187	$10,787	$10,092
11/16	$10,191	$10,544	$10,088
12/16	$10,206	$10,576	$10,094
1/17	$10,216	$10,613	$10,109
2/17	$10,237	$10,695	$10,114
3/17	$10,241	$10,691	$10,110
4/17	$10,258	$10,780	$10,116
5/17	$10,267	$10,863	$10,120
6/17	$10,284	$10,854	$10,124
7/17	$10,294	$10,908	$10,139
8/17	$10,305	$11,002	$10,150
9/17	$10,316	$10,963	$10,154
10/17	$10,332	$10,976	$10,158
11/17	$10,339	$10,960	$10,158
12/17	$10,347	$11,008	$10,163
1/18	$10,359	$10,902	$10,173
2/18	$10,365	$10,799	$10,177
3/18	$10,367	$10,853	$10,193
4/18	$10,389	$10,781	$10,202
5/18	$10,408	$10,840	$10,223
6/18	$10,425	$10,824	$10,237
7/18	$10,445	$10,847	$10,253
8/18	$10,468	$10,900	$10,275
9/18	$10,486	$10,853	$10,284
10/18	$10,495	$10,763	$10,303
11/18	$10,485	$10,811	$10,326
12/18	$10,466	$10,980	$10,357
1/19	$10,526	$11,132	$10,387
2/19	$10,570	$11,144	$10,408
3/19	$10,605	$11,345	$10,441
4/19	$10,639	$11,361	$10,461
5/19	$10,662	$11,535	$10,491
6/19	$10,684	$11,698	$10,532
7/19	$10,707	$11,733	$10,542
8/19	$10,728	$11,998	$10,580
9/19	$10,744	$11,946	$10,593
10/19	$10,775	$11,985	$10,629
11/19	$10,793	$11,982	$10,637
12/19	$10,812	$12,000	$10,655
1/20	$10,830	$12,216	$10,679
2/20	$10,858	$12,399	$10,726
3/20	$10,342	$12,156	$10,817
4/20	$10,507	$12,400	$10,820
5/20	$10,616	$12,516	$10,819
6/20	$10,746	$12,620	$10,823
7/20	$10,722	$12,842	$10,827
8/20	$10,773	$12,768	$10,829
9/20	$10,781	$12,745	$10,831
10/20	$10,800	$12,699	$10,832
11/20	$10,852	$12,865	$10,835
12/20	$10,883	$12,909	$10,836
1/21	$10,902	$12,828	$10,840
2/21	$10,910	$12,663	$10,841
3/21	$10,906	$12,515	$10,844
4/21	$10,924	$12,621	$10,845
5/21	$10,930	$12,669	$10,847
6/21	$10,936	$12,761	$10,845
7/21	$10,941	$12,889	$10,848
8/21	$10,945	$12,881	$10,849
9/21	$10,949	$12,771	$10,849
10/21	$10,942	$12,760	$10,847
11/21	$10,925	$12,776	$10,844
12/21	$10,930	$12,767	$10,836
1/22	$10,902	$12,487	$10,812
2/22	$10,874	$12,317	$10,801
3/22	$10,835	$11,986	$10,769
4/22	$10,809	$11,539	$10,757
5/22	$10,797	$11,603	$10,779
6/22	$10,730	$11,371	$10,732
7/22	$10,780	$11,657	$10,749
8/22	$10,801	$11,354	$10,739
9/22	$10,778	$10,865	$10,711
10/22	$10,792	$10,745	$10,712
11/22	$10,844	$11,146	$10,746
12/22	$10,901	$11,108	$10,792
1/23	$11,005	$11,453	$10,832
2/23	$11,029	$11,171	$10,843
3/23	$11,045	$11,434	$10,925
4/23	$11,108	$11,503	$10,950
5/23	$11,138	$11,384	$10,962
6/23	$11,202	$11,366	$10,992
7/23	$11,257	$11,378	$11,045
8/23	$11,314	$11,309	$11,092
9/23	$11,359	$11,040	$11,134
10/23	$11,395	$10,874	$11,185
11/23	$11,477	$11,363	$11,255
12/23	$11,560	$11,794	$11,333
1/24	$11,620	$11,766	$11,377
2/24	$11,667	$11,625	$11,393
3/24	$11,727	$11,739	$11,440
4/24	$11,764	$11,465	$11,467
5/24	$11,826	$11,655	$11,523
6/24	$11,875	$11,761	$11,572
7/24	$11,950	$12,028	$11,651
8/24	$12,024	$12,205	$11,725
9/24	$12,085	$12,373	$11,801

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class A	6.38%	2.38%	1.91%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg 9-12 Months Short Treasury Index	5.99%	2.18%	1.67%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$774,228,934
# of Portfolio Holdings	202
Portfolio Turnover Rate	96%
Total Advisory Fees Paid	$1,817,398

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Senior Floating-Rate Loans	1.7%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	6.3%
Short-Term Investments	8.0%
U.S. Treasury Obligations	9.4%
Asset-Backed Securities	23.0%
Corporate Bonds	48.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

AAA
28.0%
AA
12.6%
A
21.3%
BBB
28.7%
BB
1.5%
Not Rated
0.7%
Cash
7.2%

Value	Value
Cash	7.2%
Not Rated	0.7%
BB	1.5%
BBB	28.7%
A	21.3%
AA	12.6%
AAA	28.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CULAX-TSR-AR

Calvert Ultra-Short Duration Income Fund

Class I CULIX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.47%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index):

↑ The Fund’s sector allocations contributed most to performance relative to the Index during the period

↑ The Fund’s position in investment-grade corporate bonds contributed to performance relative to the Index during the period

↑ The Fund’s positions in asset-backed securities, commercial mortgage-backed securities, and high yield corporate securities contributed to performance relative to the Index during the period

↓ The Fund’s underweight measure of duration detracted most from performance relative to the Index during the period

↓ The Fund’s position in bank loans detracted from returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $1,000,000 investment for the period indicated.

	Class I	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,000,121	$1,009,792	$1,000,026
11/14	$1,000,238	$1,015,242	$1,000,101
12/14	$1,000,341	$1,013,408	$999,526
1/15	$1,000,397	$1,032,698	$1,000,491
2/15	$1,003,182	$1,026,679	$1,000,427
3/15	$1,003,994	$1,030,917	$1,000,552
4/15	$1,005,582	$1,029,721	$1,001,203
5/15	$1,006,550	$1,027,919	$1,001,411
6/15	$1,005,936	$1,016,447	$1,001,624
7/15	$1,006,229	$1,022,366	$1,001,850
8/15	$1,005,909	$1,019,354	$1,001,764
9/15	$1,004,238	$1,023,344	$1,002,746
10/15	$1,005,200	$1,026,615	$1,002,615
11/15	$1,006,891	$1,022,871	$1,001,437
12/15	$1,006,567	$1,017,761	$1,001,519
1/16	$1,005,857	$1,028,996	$1,003,395
2/16	$1,005,074	$1,036,306	$1,003,613
3/16	$1,009,518	$1,049,006	$1,004,872
4/16	$1,014,157	$1,056,153	$1,005,893
5/16	$1,016,717	$1,056,978	$1,005,522
6/16	$1,017,959	$1,075,586	$1,007,885
7/16	$1,021,371	$1,084,449	$1,007,893
8/16	$1,023,261	$1,085,619	$1,007,967
9/16	$1,025,179	$1,085,877	$1,008,646
10/16	$1,027,073	$1,078,673	$1,009,231
11/16	$1,027,727	$1,054,427	$1,008,822
12/16	$1,028,914	$1,057,560	$1,009,420
1/17	$1,030,846	$1,061,291	$1,010,858
2/17	$1,033,197	$1,069,479	$1,011,357
3/17	$1,033,951	$1,069,121	$1,010,963
4/17	$1,035,936	$1,077,992	$1,011,625
5/17	$1,037,128	$1,086,309	$1,011,953
6/17	$1,038,466	$1,085,388	$1,012,417
7/17	$1,040,399	$1,090,794	$1,013,881
8/17	$1,041,741	$1,100,205	$1,014,996
9/17	$1,043,127	$1,096,333	$1,015,383
10/17	$1,044,942	$1,097,650	$1,015,790
11/17	$1,045,830	$1,095,989	$1,015,752
12/17	$1,046,971	$1,100,820	$1,016,330
1/18	$1,048,468	$1,090,227	$1,017,309
2/18	$1,048,572	$1,079,889	$1,017,686
3/18	$1,049,637	$1,085,336	$1,019,335
4/18	$1,052,153	$1,078,094	$1,020,225
5/18	$1,054,296	$1,083,973	$1,022,318
6/18	$1,056,170	$1,082,401	$1,023,703
7/18	$1,058,374	$1,084,667	$1,025,281
8/18	$1,060,794	$1,090,010	$1,027,480
9/18	$1,062,764	$1,085,340	$1,028,424
10/18	$1,064,171	$1,076,261	$1,030,337
11/18	$1,063,403	$1,081,101	$1,032,622
12/18	$1,061,704	$1,098,015	$1,035,687
1/19	$1,067,977	$1,113,155	$1,038,652
2/19	$1,072,704	$1,114,368	$1,040,804
3/19	$1,076,425	$1,134,491	$1,044,101
4/19	$1,080,091	$1,136,079	$1,046,097
5/19	$1,082,687	$1,153,482	$1,049,091
6/19	$1,085,188	$1,169,797	$1,053,202
7/19	$1,088,775	$1,173,279	$1,054,165
8/19	$1,090,077	$1,199,827	$1,057,979
9/19	$1,091,950	$1,194,629	$1,059,297
10/19	$1,095,288	$1,198,489	$1,062,928
11/19	$1,097,413	$1,198,249	$1,063,661
12/19	$1,099,534	$1,200,035	$1,065,544
1/20	$1,102,693	$1,221,573	$1,067,888
2/20	$1,104,650	$1,239,864	$1,072,592
3/20	$1,052,385	$1,215,645	$1,081,729
4/20	$1,069,408	$1,239,996	$1,082,000
5/20	$1,080,733	$1,251,577	$1,081,921
6/20	$1,094,184	$1,262,020	$1,082,280
7/20	$1,091,977	$1,284,189	$1,082,726
8/20	$1,097,420	$1,276,784	$1,082,882
9/20	$1,098,471	$1,274,483	$1,083,110
10/20	$1,100,616	$1,269,928	$1,083,157
11/20	$1,106,155	$1,286,499	$1,083,486
12/20	$1,109,495	$1,290,942	$1,083,581
1/21	$1,111,694	$1,282,828	$1,083,955
2/21	$1,112,737	$1,266,275	$1,084,092
3/21	$1,112,583	$1,251,539	$1,084,384
4/21	$1,114,589	$1,262,063	$1,084,497
5/21	$1,116,568	$1,266,877	$1,084,693
6/21	$1,116,284	$1,276,113	$1,084,547
7/21	$1,117,053	$1,288,927	$1,084,778
8/21	$1,117,710	$1,288,066	$1,084,907
9/21	$1,118,323	$1,277,067	$1,084,898
10/21	$1,117,896	$1,276,023	$1,084,719
11/21	$1,116,369	$1,277,564	$1,084,350
12/21	$1,117,107	$1,276,703	$1,083,569
1/22	$1,114,472	$1,248,712	$1,081,165
2/22	$1,112,944	$1,231,687	$1,080,129
3/22	$1,108,057	$1,198,643	$1,076,913
4/22	$1,105,682	$1,153,936	$1,075,683
5/22	$1,104,624	$1,160,286	$1,077,902
6/22	$1,098,077	$1,137,100	$1,073,163
7/22	$1,103,427	$1,165,689	$1,074,867
8/22	$1,106,873	$1,135,386	$1,073,907
9/22	$1,104,820	$1,086,469	$1,071,075
10/22	$1,105,269	$1,074,548	$1,071,234
11/22	$1,110,860	$1,114,614	$1,074,584
12/22	$1,116,884	$1,110,828	$1,079,184
1/23	$1,127,784	$1,145,286	$1,083,151
2/23	$1,130,503	$1,117,145	$1,084,331
3/23	$1,132,435	$1,143,352	$1,092,502
4/23	$1,139,064	$1,150,337	$1,094,973
5/23	$1,143,529	$1,138,410	$1,096,156
6/23	$1,149,180	$1,136,641	$1,099,235
7/23	$1,155,088	$1,137,771	$1,104,510
8/23	$1,161,141	$1,130,920	$1,109,243
9/23	$1,166,071	$1,103,953	$1,113,381
10/23	$1,171,131	$1,087,351	$1,118,501
11/23	$1,178,582	$1,136,287	$1,125,463
12/23	$1,187,361	$1,179,403	$1,133,298
1/24	$1,193,764	$1,176,580	$1,137,686
2/24	$1,198,858	$1,162,474	$1,139,284
3/24	$1,205,334	$1,173,887	$1,143,962
4/24	$1,209,348	$1,146,456	$1,146,706
5/24	$1,215,935	$1,165,459	$1,152,327
6/24	$1,221,268	$1,176,114	$1,157,229
7/24	$1,229,201	$1,202,809	$1,165,054
8/24	$1,237,118	$1,220,515	$1,172,497
9/24	$1,243,656	$1,237,255	$1,180,082

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Class I	6.65%	2.63%	2.20%
Bloomberg U.S. Universal IndexFootnote Reference1	12.08%	0.70%	2.15%
Bloomberg 9-12 Months Short Treasury Index	5.99%	2.18%	1.67%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$774,228,934
# of Portfolio Holdings	202
Portfolio Turnover Rate	96%
Total Advisory Fees Paid	$1,817,398

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Senior Floating-Rate Loans	1.7%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	6.3%
Short-Term Investments	8.0%
U.S. Treasury Obligations	9.4%
Asset-Backed Securities	23.0%
Corporate Bonds	48.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	7.2%
Not Rated	0.7%
BB	1.5%
BBB	28.7%
A	21.3%
AA	12.6%
AAA	28.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CULIX-TSR-AR

Calvert Ultra-Short Duration Income Fund

Class R6 CULRX

Annual Shareholder Report September 30, 2024

This annual shareholder report contains important information about the Calvert Ultra-Short Duration Income Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.43%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg 9-12 Months Short Treasury Index (the Index):

↑ The Fund’s sector allocations contributed most to performance relative to the Index during the period

↑ The Fund’s position in investment-grade corporate bonds contributed to performance relative to the Index during the period

↑ The Fund’s positions in asset-backed securities, commercial mortgage-backed securities, and high yield corporate securities contributed to performance relative to the Index during the period

↓ The Fund’s underweight measure of duration detracted most from performance relative to the Index during the period

↓ The Fund’s position in bank loans detracted from returns relative to the Index during the period

Fund Performance

Comparison of the change in value of a $5,000,000 investment for the period indicated.

	Class R6	Bloomberg U.S. Universal Index	Bloomberg 9-12 Months Short Treasury Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,000,574	$5,048,962	$5,000,130
11/14	$5,001,127	$5,076,209	$5,000,503
12/14	$5,001,655	$5,067,038	$4,997,630
1/15	$5,001,903	$5,163,490	$5,002,456
2/15	$5,015,841	$5,133,397	$5,002,137
3/15	$5,019,867	$5,154,585	$5,002,758
4/15	$5,027,773	$5,148,604	$5,006,014
5/15	$5,032,581	$5,139,597	$5,007,056
6/15	$5,029,478	$5,082,236	$5,008,118
7/15	$5,030,959	$5,111,830	$5,009,248
8/15	$5,029,325	$5,096,768	$5,008,822
9/15	$5,020,984	$5,116,718	$5,013,729
10/15	$5,025,803	$5,133,074	$5,013,075
11/15	$5,034,272	$5,114,355	$5,007,184
12/15	$5,032,659	$5,088,805	$5,007,597
1/16	$5,029,069	$5,144,980	$5,016,977
2/16	$5,025,164	$5,181,528	$5,018,064
3/16	$5,047,387	$5,245,029	$5,024,361
4/16	$5,070,537	$5,280,765	$5,029,467
5/16	$5,083,300	$5,284,889	$5,027,608
6/16	$5,089,520	$5,377,929	$5,039,426
7/16	$5,106,645	$5,422,245	$5,039,465
8/16	$5,116,062	$5,428,094	$5,039,835
9/16	$5,125,618	$5,429,384	$5,043,228
10/16	$5,135,106	$5,393,365	$5,046,154
11/16	$5,138,393	$5,272,137	$5,044,108
12/16	$5,144,349	$5,287,798	$5,047,099
1/17	$5,154,026	$5,306,454	$5,054,292
2/17	$5,165,800	$5,347,397	$5,056,784
3/17	$5,169,590	$5,345,606	$5,054,816
4/17	$5,179,539	$5,389,960	$5,058,124
5/17	$5,185,518	$5,431,545	$5,059,763
6/17	$5,192,230	$5,426,940	$5,062,084
7/17	$5,201,913	$5,453,971	$5,069,406
8/17	$5,208,648	$5,501,026	$5,074,978
9/17	$5,215,599	$5,481,666	$5,076,914
10/17	$5,224,750	$5,488,248	$5,078,948
11/17	$5,229,893	$5,479,943	$5,078,759
12/17	$5,235,615	$5,504,100	$5,081,651
1/18	$5,243,228	$5,451,135	$5,086,543
2/18	$5,247,230	$5,399,447	$5,088,428
3/18	$5,252,644	$5,426,680	$5,096,674
4/18	$5,262,050	$5,390,471	$5,101,126
5/18	$5,276,164	$5,419,867	$5,111,590
6/18	$5,283,855	$5,412,007	$5,118,513
7/18	$5,295,357	$5,423,333	$5,126,404
8/18	$5,307,730	$5,450,052	$5,137,400
9/18	$5,317,905	$5,426,699	$5,142,120
10/18	$5,318,335	$5,381,303	$5,151,685
11/18	$5,314,549	$5,405,504	$5,163,110
12/18	$5,306,230	$5,490,077	$5,178,437
1/19	$5,343,276	$5,565,773	$5,193,262
2/19	$5,367,086	$5,571,839	$5,204,022
3/19	$5,380,504	$5,672,454	$5,220,505
4/19	$5,404,431	$5,680,394	$5,230,487
5/19	$5,417,627	$5,767,409	$5,245,454
6/19	$5,424,892	$5,848,985	$5,266,012
7/19	$5,443,023	$5,866,395	$5,270,823
8/19	$5,449,722	$5,999,137	$5,289,893
9/19	$5,464,731	$5,973,146	$5,296,484
10/19	$5,476,149	$5,992,444	$5,314,640
11/19	$5,486,954	$5,991,246	$5,318,306
12/19	$5,497,730	$6,000,174	$5,327,720
1/20	$5,513,748	$6,107,865	$5,339,441
2/20	$5,523,756	$6,199,319	$5,362,959
3/20	$5,267,798	$6,078,224	$5,408,644
4/20	$5,353,188	$6,199,980	$5,410,000
5/20	$5,410,062	$6,257,887	$5,409,604
6/20	$5,471,988	$6,310,102	$5,411,402
7/20	$5,461,127	$6,420,945	$5,413,628
8/20	$5,488,565	$6,383,919	$5,414,411
9/20	$5,499,558	$6,372,414	$5,415,548
10/20	$5,510,461	$6,349,638	$5,415,787
11/20	$5,532,768	$6,432,497	$5,417,432
12/20	$5,549,648	$6,454,709	$5,417,907
1/21	$5,560,783	$6,414,139	$5,419,777
2/21	$5,566,143	$6,331,377	$5,420,460
3/21	$5,571,177	$6,257,696	$5,421,919
4/21	$5,575,827	$6,310,316	$5,422,485
5/21	$5,585,935	$6,334,386	$5,423,467
6/21	$5,590,287	$6,380,565	$5,422,736
7/21	$5,588,737	$6,444,633	$5,423,890
8/21	$5,592,247	$6,440,332	$5,424,533
9/21	$5,595,500	$6,385,334	$5,424,491
10/21	$5,593,549	$6,380,115	$5,423,593
11/21	$5,586,084	$6,387,822	$5,421,751
12/21	$5,589,973	$6,383,515	$5,417,843
1/22	$5,582,602	$6,243,562	$5,405,826
2/22	$5,569,459	$6,158,437	$5,400,645
3/22	$5,545,164	$5,993,214	$5,384,563
4/22	$5,533,443	$5,769,682	$5,378,414
5/22	$5,528,330	$5,801,428	$5,389,512
6/22	$5,495,681	$5,685,501	$5,365,816
7/22	$5,522,670	$5,828,446	$5,374,335
8/22	$5,540,095	$5,676,928	$5,369,536
9/22	$5,529,969	$5,432,344	$5,355,373
10/22	$5,538,124	$5,372,739	$5,356,169
11/22	$5,566,301	$5,573,070	$5,372,919
12/22	$5,596,668	$5,554,141	$5,395,919
1/23	$5,645,710	$5,726,432	$5,415,753
2/23	$5,665,289	$5,585,724	$5,421,655
3/23	$5,675,147	$5,716,761	$5,462,510
4/23	$5,702,729	$5,751,684	$5,474,864
5/23	$5,725,282	$5,692,052	$5,480,781
6/23	$5,753,782	$5,683,206	$5,496,173
7/23	$5,789,469	$5,688,856	$5,522,550
8/23	$5,814,041	$5,654,598	$5,546,214
9/23	$5,838,923	$5,519,764	$5,566,906
10/23	$5,864,470	$5,436,756	$5,592,506
11/23	$5,907,996	$5,681,437	$5,627,313
12/23	$5,946,166	$5,897,014	$5,666,488
1/24	$5,984,460	$5,882,902	$5,688,429
2/24	$6,010,184	$5,812,368	$5,696,420
3/24	$6,041,858	$5,869,437	$5,719,811
4/24	$6,062,169	$5,732,278	$5,733,531
5/24	$6,095,381	$5,827,297	$5,761,635
6/24	$6,122,320	$5,880,568	$5,786,147
7/24	$6,162,287	$6,014,044	$5,825,271
8/24	$6,195,950	$6,102,576	$5,862,485
9/24	$6,235,022	$6,186,276	$5,900,411

Average Annual Total Returns (%)Footnote Reference1

Fund	1 Year	5 Years	10 Years
Class R6	6.78%	2.67%	2.23%
Bloomberg U.S. Universal IndexFootnote Reference2	12.08%	0.70%	2.15%
Bloomberg 9-12 Months Short Treasury Index	5.99%	2.18%	1.67%
Footnote	Description
Footnote[1]	Class R6 performance prior to 10/3/17 is linked to Class I. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance presented in the Financial Highlights included in the financial statements is not linked.
Footnote[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php. Performance prior to December 31, 2016 is that of the Fund's former investment adviser.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$774,228,934
# of Portfolio Holdings	202
Portfolio Turnover Rate	96%
Total Advisory Fees Paid	$1,817,398

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	0.1%
Senior Floating-Rate Loans	1.7%
Collateralized Mortgage Obligations	3.1%
Commercial Mortgage-Backed Securities	6.3%
Short-Term Investments	8.0%
U.S. Treasury Obligations	9.4%
Asset-Backed Securities	23.0%
Corporate Bonds	48.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash	7.2%
Not Rated	0.7%
BB	1.5%
BBB	28.7%
A	21.3%
AA	12.6%
AAA	28.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report September 30, 2024

CULRX-TSR-AR

(b) Not applicable.

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-368-2745. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that Miles D. Harper III, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2023 and September 30, 2024 by its principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by its principal accountant during such periods.

Fiscal Years Ended	9/30/23	%*	9/30/24	%*
Audit Fees	$178,800	0%	$188,000	0%
Audit-Related Fees(1)	$0	0%	$0	0%
Tax Fees(2)	$0	0%	$0	0%
All Other Fees(3)	$0	0%	$0	0%

Total	$178,800	0%	$188,000	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).
(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e) The Audit Committee is required to pre-approve all audit and non-audit services provided to the registrant by the auditors, and to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant. In determining whether to pre-approve non-audit services, the Audit Committee considers whether the services are consistent with maintaining the independence of the auditors. The Committee may delegate its authority to pre-approve certain matters to one or more of its members. In this regard, the Committee has delegated authority jointly to the Audit Committee Chair together with another Committee member with respect to non-audit services not exceeding $25,000 in each instance. In addition, the Committee has pre-approved the retention of the auditors to provide tax-related services related to the tax treatment and tax accounting of newly acquired securities, upon request by the investment adviser in each instance.

(f) Not applicable.

(g) Aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant:

Fiscal Year ended 9/30/23		Fiscal Year ended 9/30/24
$	%*	$	%*
$0	0%	$18,490	0%

*	Percentage of fees approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Reg. S-X (statutory de minimis waiver of Committee’s requirement to pre-approve).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Core Bond Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
Core Bond Fund

Calvert
Core Bond Fund
September 30, 2024
Schedule of Investments

Asset-Backed Securities — 14.9%

Security	Principal Amount (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$3,310	$ 3,446,605
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	1,855	1,884,420
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	1,645	1,666,079
Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	1,674	1,690,700
Avis Budget Rental Car Funding AESOP LLC:
Series 2022-3A, Class A, 4.62%, 2/20/27(1)	643	643,314
Series 2024-3A, Class A, 5.23%, 12/20/30(1)	1,675	1,723,215
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%, 1/15/26	10	10,471
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	2,981	3,017,351
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	2,871	2,871,493
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	161	143,661
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	720	682,939
Conn's Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 1/16/29(1)	375	374,693
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	2,751	2,797,489
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,105	1,043,223
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	397	390,463
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	3,302	3,132,495
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	852	793,387
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	457,428
Domino's Pizza Master Issuer LLC:
Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	4,781	4,763,415
Series 2018-1A, Class A2I, 4.116%, 7/25/48(1)	1,023	1,015,589
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	631	625,876
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	2,619	2,560,872
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	2,031	2,041,837
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	1,690	1,706,875
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	3,525	3,566,456
Series 2024-2, Class A3, 5.61%, 4/20/28(1)	1,225	1,261,884
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	1,815	1,853,883
FHF Trust, Series 2021-1A, Class A, 1.27%, 3/15/27(1)	437	435,393
FMC GMSR Issuer Trust, Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	4,000	4,128,390
Security	Principal Amount (000's omitted)	Value
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	$417	$ 416,275
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	1,073	1,089,068
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	1,796	1,810,037
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	900	912,021
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	117	96,736
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	3,800	3,801,205
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	24	24,026
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	215	215,445
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	273	273,566
Series 2023-3A, Class A2, 6.09%, 6/15/26(1)	553	553,659
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	852	853,422
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	1,790	1,803,092
Lendbuzz Securitization Trust:
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	3,720	3,763,107
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	2,400	2,404,459
Marlette Funding Trust:
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	2,266	2,279,500
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	3,500	3,539,528
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	4,339	4,424,354
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	1,467	1,514,255
Mosaic Solar Loan Trust:
Series 2020-2A, Class C, 3.00%, 8/20/46(1)	661	611,178
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	850	358,935
Series 2023-2A, Class B, 2.09%, 4/22/47(1)	1,241	931,471
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	372	364,445
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	1,316	1,251,033
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	3,773	3,777,045
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	1,710	1,745,686
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	102	98,136
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29(1)	223	224,189
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	4,380	4,358,674
Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	21	21,010
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,569	1,523,295
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,155	1,121,126
Series 2022-3, Class B, 8.533%, 1/8/30(1)	746	747,656
Series 2024-1A, Class A, 6.334%, 4/8/31(1)	2,091	2,097,025

1
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	$4,726	$ 4,749,957
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	14	13,473
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	2,214	2,245,708
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	2,160	2,164,430
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	4,290	4,364,626
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	1,898	1,950,107
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	595	560,811
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	3,727	3,821,918
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	1,555	1,570,654
Reach ABS Trust, Series 2024-2A, Class A, 5.88%, 7/15/31(1)	2,958	2,977,156
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	3,548	3,537,565
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32(1)	4,750	4,920,020
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 10/15/24, 10/15/49(1)(2)	500	499,658
ServiceMaster Funding LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	323	285,803
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	2,488	2,561,960
Sierra Timeshare Receivables Funding LLC, Series 2024-1A, Class A, 5.15%, 1/20/43(1)	737	743,871
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	5	5,245
Stack Infrastructure Issuer LLC:
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	591	573,773
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	1,450	1,386,054
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	1,346	1,349,082
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	1,032	943,717
Series 2021-B, Class A, 1.62%, 7/20/48(1)	1,326	1,172,148
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	233	209,053
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	358	344,942
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	311	238,981
Sunnova Helios VII Issuer LLC, Series 2021-C, Class B, 2.33%, 10/20/48(1)	619	438,702
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	989	936,640
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,908	1,880,070
Security	Principal Amount (000's omitted)	Value
Sunnova Helios XII Issuer LLC: (continued)
Series 2023-B, Class B, 5.60%, 8/22/50(1)	$1,931	$ 1,856,883
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	1,368	1,413,662
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	2,256	1,862,138
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	146	126,475
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	572	553,079
Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.13%, 9/21/26(1)	2,154	2,175,420
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	2,240	2,262,667
Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(1)	2,135	2,153,894
Vantage Data Centers LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	140	132,907
Westlake Automobile Receivables Trust:
Series 2024-1A, Class B, 5.55%, 11/15/27(1)	1,622	1,646,094
Series 2024-1A, Class C, 5.65%, 2/15/29(1)	925	941,757
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)	2,032	2,048,258
Total Asset-Backed Securities (identified cost $161,931,460)		$163,353,913

Collateralized Mortgage Obligations — 1.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 6.28%, (30-day SOFR Average + 1.00%), 9/25/31(1)(3)	$150	$ 150,135
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	439	412,112
Champs Trust, Series 2024-2, Class A, 14.782%, 11/25/59(1)(4)	1,861	1,948,112
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(2)	618	631,595
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(2)	1,621	1,670,452
FARM Mortgage Trust, Series 2024-1, Class A1, 4.721%, 10/1/53(1)(4)	2,817	2,812,397
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	119	125,266
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA1, Class M1A, 6.28%, (30-day SOFR Average + 1.00%), 1/25/42(1)(3)	1,305	1,309,011
Series 2022-DNA2, Class M1A, 6.58%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	109	109,722
Series 2024-HQA1, Class A1, 6.53%, (30-day SOFR Average + 1.25%), 3/25/44(1)(3)	2,565	2,569,878

2
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R07, Class 1M1, 8.213%, (30-day SOFR Average + 2.95%), 6/25/42(1)(3)	$1,199	$ 1,238,091
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	464	491,699
Series 2023-84, Class MW, 6.00%, 6/20/53	492	521,879
PNMAC GMSR Issuer Trust:
Series 2022-GT1, Class A, 9.53%, (30-day SOFR Average + 4.25%), 5/25/27(1)(3)	500	508,162
Series 2024-GT1, Class A, 8.055%, (1 mo. SOFR + 3.20%), 3/25/29(1)(3)	1,725	1,748,285
Total Collateralized Mortgage Obligations (identified cost $15,938,580)		$ 16,246,796

Commercial Mortgage-Backed Securities — 12.3%

Security	Principal Amount (000's omitted)	Value
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.987%, (1 mo. SOFR + 1.89%), 7/15/41(1)(3)	$2,921	$ 2,926,815
BPR Trust:
Series 2022-OANA, Class A, 6.995%, (1 mo. SOFR + 1.898%), 4/15/37(1)(3)	6,874	6,905,449
Series 2022-SSP, Class A, 8.097%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	3,730	3,745,974
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.161%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	1,357	1,345,623
Series 2021-VOLT, Class C, 6.311%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	5,851	5,793,755
Series 2021-VOLT, Class D, 6.861%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	180	178,326
CAMB Commercial Mortgage Trust:
Series 2019-LIFE, Class B, 6.644%, (1 mo. SOFR + 1.547%), 12/15/37(1)(3)	1,852	1,850,570
Series 2019-LIFE, Class D, 7.144%, (1 mo. SOFR + 2.047%), 12/15/37(1)(3)	1,000	1,000,215
CENT Trust, Series 2023-CITY, Class A, 7.717%, (1 mo. SOFR + 2.62%), 9/15/38(1)(3)	1,110	1,114,446
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.292%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)	4,788	4,785,407
Series 2021-ESH, Class B, 6.592%, (1 mo. SOFR + 1.494%), 7/15/38(1)(3)	1,252	1,250,441
Series 2021-ESH, Class C, 6.912%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	2,168	2,165,786
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.759%, 3/25/29(4)	1,877	1,905,454
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KG08, Class A2, 4.134%, 5/25/33(4)	9,599	9,572,074
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.033%, 9/25/27(4)	2,652	2,575,962
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2018-M4, Class A2, 3.159%, 3/25/28(4)	$6,195	$ 6,015,912
Series 2018-M13, Class A2, 3.866%, 9/25/30(4)	674	661,330
Series 2019-M1, Class A2, 3.661%, 9/25/28(4)	11,340	11,172,428
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,644	5,279,387
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,000	3,702,110
Series 2023-M1S, Class A2, 4.651%, 4/25/33(4)	3,414	3,484,451
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,312	1,377,812
Great Wolf Trust, Series 2024-WOLF, Class A, 6.639%, (1 mo. SOFR + 1.542%), 3/15/39(1)(3)	5,061	5,060,420
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.544%, (1 mo. SOFR + 1.447%), 5/15/38(1)(3)	4,443	4,437,349
HILT Commercial Mortgage Trust, Series 2024-ORL, Class C, 7.537%, (1 mo. SOFR + 2.44%), 5/15/37(1)(3)	4,595	4,597,894
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.738%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)	4,340	4,339,883
Series 2024-DPLO, Class B, 7.088%, (1 mo. SOFR + 1.991%), 6/15/41(1)(3)	2,985	2,989,324
HYT Commercial Mortgage Trust:
Series-2024-RGCY, Class A, 6.938%, (1 mo. SOFR + 1.841%), 9/15/41(1)(3)	2,202	2,203,720
Series-2024-RGCY, Class C, 7.937%, (1 mo. SOFR + 2.84%), 9/15/41(1)(3)	1,717	1,719,955
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class C, 6.762%, (1 mo. SOFR + 1.664%), 4/15/38(1)(3)	1,500	1,493,591
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 7.023%, (1 mo. SOFR + 1.941%), 6/15/39(1)(3)	2,225	2,229,177
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, 7.387%, (1 mo. SOFR + 2.29%), 12/15/36(1)(3)	2,096	2,105,554
MHC Commercial Mortgage Trust:
Series 2021-MHC, Class A, 6.012%, (1 mo. SOFR + 0.915%), 4/15/38(1)(3)	3,389	3,381,722
Series 2021-MHC, Class B, 6.312%, (1 mo. SOFR + 1.215%), 4/15/38(1)(3)	872	870,269
NJ Trust, Series 2023-GSP, Class A, 6.697%, 1/6/29(1)(4)	2,200	2,336,308
NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.738%, (1 mo. SOFR + 1.641%), 3/15/39(1)(3)	3,275	3,281,780
NYC Trust, Series 2024-3ELV, Class A, 7.088%, (1 mo. SOFR + 1.991%), 8/15/29(1)(3)	3,454	3,476,172
ORL Trust, Series 2023-GLKS, Class A, 7.447%, (1 mo. SOFR + 2.35%), 10/19/36(1)(3)	1,229	1,236,292
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 6.488%, (1 mo. SOFR + 1.392%), 5/15/39(1)(3)	3,055	3,046,332
TX Trust, Series 2024-HOU, Class A, 6.688%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)	3,190	3,169,036

3
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(4)	$3,547	$ 3,776,364
Total Commercial Mortgage-Backed Securities (identified cost $133,090,443)		$ 134,560,869

Corporate Bonds — 29.0%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.0%(5)
South32 Treasury Ltd., 4.35%, 4/14/32(1)	$204	$ 193,741
		$ 193,741
Communications — 1.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	$7,035	$ 5,389,286
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	219	176,227
SES SA, 5.30%, 4/4/43(1)	130	100,385
T-Mobile USA, Inc., 4.85%, 1/15/29	4,600	4,698,065
Uber Technologies, Inc., 4.30%, 1/15/30	1,375	1,371,069
		$11,735,032
Consumer, Cyclical — 2.6%
Aptiv PLC/Aptiv Global Financing DAC:
4.65%, 9/13/29	$1,859	$1,851,197
5.15%, 9/13/34(6)	1,582	1,558,291
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	364	361,897
4.75%, 10/20/28(1)	1,201	1,199,933
Ford Motor Co., 3.25%, 2/12/32	1,178	1,003,596
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	1,410	1,409,778
5.303%, 9/6/29	1,449	1,442,939
7.122%, 11/7/33	1,070	1,157,161
7.20%, 6/10/30	944	1,017,550
7.35%, 11/4/27	487	517,254
7.35%, 3/6/30	2,056	2,227,341
General Motors Financial Co., Inc.:
4.30%, 4/6/29	366	358,403
5.80%, 1/7/29	961	999,863
5.85%, 4/6/30	1,655	1,725,374
5.95%, 4/4/34	646	668,823
Hyundai Capital America, 5.80%, 6/26/25(1)	1,688	1,700,620
Tapestry, Inc.:
7.00%, 11/27/26	245	253,575
7.35%, 11/27/28	2,012	2,115,199
Toyota Motor Credit Corp., 4.65%, 1/5/29	3,977	4,061,259
WarnerMedia Holdings, Inc., 4.279%, 3/15/32(6)	3,484	3,096,091
		$28,726,144
Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 1.4%
AbbVie, Inc., 5.50%, 3/15/64	$2,191	$ 2,341,382
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	1,501	1,461,231
Bristol-Myers Squibb Co., 5.65%, 2/22/64	3,887	4,122,480
Centene Corp., 2.50%, 3/1/31	2,744	2,360,871
Conservation Fund, 3.474%, 12/15/29	190	178,518
CVS Pass-Through Trust, 6.036%, 12/10/28	111	112,730
Ford Foundation, 2.415%, 6/1/50(6)	270	178,591
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	219,618
Kroger Co.:
4.90%, 9/15/31	1,982	1,995,483
5.00%, 9/15/34	1,288	1,299,246
Merck & Co., Inc., 2.45%, 6/24/50	591	380,052
Pfizer, Inc., 2.625%, 4/1/30	460	426,853
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	701	594,400
5.20%, 4/1/29(1)	150	150,575
		$15,822,030
Energy — 0.0%(5)
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	$544	$521,107
		$521,107
Financial — 17.4%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(7)	$1,300	$1,346,126
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(7)	1,681	1,799,496
Ally Financial, Inc.:
2.20%, 11/2/28	2,476	2,228,771
6.184% to 7/26/34, 7/26/35(7)	3,661	3,748,485
6.848% to 1/3/29, 1/3/30(7)	1,497	1,581,351
American National Group, Inc.:
5.75%, 10/1/29(8)	2,070	2,083,378
6.144%, 6/13/32(1)	250	248,848
Andrew W. Mellon Foundation, 0.947%, 8/1/27	300	277,587
Athene Global Funding, 4.86%, 8/27/26(1)	4,356	4,386,191
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(7)	1,000	947,530
4.175% to 3/24/27, 3/24/28(7)	200	198,136
5.294%, 8/18/27	400	409,281
5.439%, 7/15/31	1,400	1,464,702
5.538% to 3/14/29, 3/14/30(7)	1,600	1,655,027
6.35%, 3/14/34	1,600	1,714,057
Bank of America Corp.:
5.468% to 1/23/34, 1/23/35(7)	10,672	11,226,817
5.933% to 9/15/26, 9/15/27(7)	5,980	6,159,919
Bank of New York Mellon Corp., 6.474% to 10/25/33, 10/25/34(7)	1,724	1,949,166
BBVA Bancomer SA, 8.125% to 1/8/34, 1/8/39(1)(7)	1,895	2,010,004
BNP Paribas SA:
5.176% to 1/9/29, 1/9/30(1)(7)	3,975	4,079,850

4
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
BNP Paribas SA: (continued)
7.75% to 8/16/29(1)(7)(9)	$244	$ 257,650
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(7)	1,766	1,824,655
Brookfield Finance, Inc., 5.675%, 1/15/35	1,681	1,765,220
CaixaBank SA:
5.673% to 3/15/29, 3/15/30(1)(7)	830	862,212
6.84% to 9/13/33, 9/13/34(1)(7)	2,312	2,580,950
Capital One Financial Corp., 4.20%, 10/29/25	1,000	993,234
Charles Schwab Corp.:
2.45%, 3/3/27	1,060	1,018,165
6.136% to 8/24/33, 8/24/34(7)	3,120	3,412,159
CI Financial Corp., 3.20%, 12/17/30	2,926	2,480,464
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(7)	1,531	1,434,904
4.00% to 12/10/25(7)(9)	415	407,345
COPT Defense Properties LP, 2.90%, 12/1/33	1,167	978,060
Corebridge Global Funding, 5.20%, 1/12/29(1)	3,203	3,292,781
Credit Agricole SA, 6.316% to 10/3/28, 10/3/29(1)(7)	2,788	2,965,634
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(7)	1,980	2,030,200
Enact Holdings, Inc., 6.25%, 5/28/29	2,720	2,825,658
EPR Properties:
3.60%, 11/15/31	820	731,703
3.75%, 8/15/29	1,575	1,473,660
4.50%, 6/1/27	445	438,627
4.95%, 4/15/28	2,069	2,051,367
Essent Group Ltd., 6.25%, 7/1/29	2,460	2,567,592
Extra Space Storage LP:
2.55%, 6/1/31	1,375	1,197,941
5.35%, 1/15/35	2,480	2,535,295
5.90%, 1/15/31	1,350	1,432,776
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,569	2,258,875
6.75%, 3/15/54(1)	3,457	3,681,743
7.95%, 6/15/33(1)	344	392,886
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	6,884	7,049,924
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	441	427,366
3.75%, 9/15/30(1)(6)	1,300	1,174,873
ING Groep NV, 5.335% to 3/19/29, 3/19/30(7)	5,255	5,440,902
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	400	409,722
8.248% to 11/21/32, 11/21/33(1)(7)	3,224	3,745,306
Jefferies Financial Group, Inc., 6.20%, 4/14/34	2,271	2,432,139
JPMorgan Chase & Co.:
3.54% to 5/1/27, 5/1/28(7)	1,100	1,080,287
4.493% to 3/24/30, 3/24/31(7)	799	803,493
5.581% to 4/22/29, 4/22/30(7)	5,937	6,232,744
5.766% to 4/22/34, 4/22/35(7)	618	666,214
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
KeyBank NA, 5.00%, 1/26/33	$1,606	$ 1,592,000
KeyCorp, 6.277%, (SOFR + 1.25%), 5/23/25(3)	3,240	3,245,312
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	2,584	2,474,626
6.00%, 5/20/34(6)	1,558	1,629,325
Metropolitan Life Global Funding I, 4.85%, 1/8/29(1)	3,992	4,095,260
Nuveen LLC, 5.85%, 4/15/34(1)	2,447	2,592,632
PNC Financial Services Group, Inc.:
5.492% to 5/14/29, 5/14/30(7)	4,463	4,664,785
6.875% to 10/20/33, 10/20/34(7)	6,600	7,559,956
Principal Financial Group, Inc., 4.625%, 9/15/42	308	288,811
Societe Generale SA, 5.634% to 1/19/29, 1/19/30(1)(7)	4,657	4,774,012
Stifel Financial Corp., 4.00%, 5/15/30	438	420,957
Swedbank AB:
5.407%, 3/14/29(1)	1,012	1,048,838
6.136%, 9/12/26(1)	2,031	2,098,057
Synchrony Bank, 5.40%, 8/22/25	1,900	1,904,509
Synchrony Financial, 4.50%, 7/23/25	1,600	1,591,105
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(7)	373	343,158
5.625%, 2/15/28	611	614,518
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(7)	2,368	2,546,339
TPG Operating Group II LP, 5.875%, 3/5/34(6)	2,925	3,121,272
U.S. Bancorp:
5.678% to 1/23/34, 1/23/35(7)	5,794	6,144,079
5.85% to 10/21/32, 10/21/33(7)	2,269	2,421,112
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(7)	1,745	1,486,967
9.016% to 11/15/32, 11/15/33(1)(7)	424	536,102
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(7)	447	437,054
Ventas Realty LP, 5.625%, 7/1/34	2,927	3,081,789
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	2,419	2,472,010
		$190,054,033
Government - Multinational — 3.2%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29	$2,750	$2,803,082
4.25%, 3/13/34	4,115	4,232,191
European Investment Bank, 3.25%, 11/15/27	13,000	12,874,847
Inter-American Development Bank, 3.50%, 9/14/29	2,200	2,187,085
International Bank for Reconstruction & Development:
3.875%, 2/14/30	4,250	4,295,778
4.00%, 1/10/31	8,000	8,124,710
		$34,517,693
Industrial — 0.5%
Arrow Electronics, Inc., 5.15%, 8/21/29	$2,348	$2,385,616
BAE Systems PLC, 5.30%, 3/26/34(1)	1,177	1,224,569

5
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Industrial (continued)
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	$1,634	$ 1,728,046
		$ 5,338,231
Private Equity — 0.2%
Brookfield Finance, Inc., 5.968%, 3/4/54	$1,650	$ 1,793,410
		$ 1,793,410
Technology — 1.1%
Apple, Inc., 3.45%, 2/9/45	$936	$ 786,652
Concentrix Corp., 6.60%, 8/2/28(6)	5,377	5,611,973
Fiserv, Inc., 5.35%, 3/15/31	1,925	2,014,433
Kyndryl Holdings, Inc.:
3.15%, 10/15/31	500	439,626
6.35%, 2/20/34	2,040	2,181,784
Marvell Technology, Inc., 5.75%, 2/15/29(6)	745	782,035
		$11,816,503
Utilities — 1.5%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$4,595	$4,652,627
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/57	420	339,435
Engie SA, 5.625%, 4/10/34(1)	3,400	3,574,577
MidAmerican Energy Co., 5.35%, 1/15/34	294	312,262
New England Power Co., 5.936%, 11/25/52(1)	502	540,249
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/28	1,482	1,366,972
5.25%, 3/15/34	5,015	5,210,633
Northern States Power Co., 2.60%, 6/1/51	317	207,712
Terraform Global Operating LP, 6.125%, 3/1/26(1)	225	225,385
		$16,429,852
Total Corporate Bonds (identified cost $306,390,521)		$316,947,776

Exchange-Traded Funds — 0.2%

Security	Shares	Value
Fixed-Income Funds — 0.2%
Calvert Ultra-Short Investment Grade ETF(10)	50,000	$ 2,535,000
Total Exchange-Traded Funds (identified cost $2,543,000)		$ 2,535,000

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(11)(12)	$2,000	$ 2,027,580
Total High Social Impact Investments (identified cost $2,000,000)		$ 2,027,580

Sovereign Government Bonds — 0.7%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	$4,539	$ 4,728,546
Nederlandse Waterschapsbank NV, 1.00%, 5/28/30(1)	3,400	2,928,522
Total Sovereign Government Bonds (identified cost $7,389,724)		$ 7,657,068

Taxable Municipal Obligations — 0.2%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,090,531
		$ 1,090,531
Special Tax Revenue — 0.0%(5)
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.984%, 6/1/33	$155	$ 139,937
Social Bonds, 3.034%, 6/1/34	110	97,900
		$ 237,837
Water and Sewer — 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$537,223
		$537,223
Total Taxable Municipal Obligations (identified cost $2,215,096)		$1,865,591

6
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Schedule of Investments — continued

U.S. Government Agencies and Instrumentalities — 0.0%(5)

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 133,767
3.485%, 8/1/35	85	78,198
3.585%, 8/1/37	150	136,751
Total U.S. Government Agencies and Instrumentalities (identified cost $408,957)		$ 348,716

U.S. Government Agency Mortgage-Backed Securities — 28.7%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.00%, 4/1/51	$215	$ 194,402
5.00%, 2/1/53	1,553	1,554,847
5.50%, with various maturities to 2053	6,855	6,943,615
6.00%, with various maturities to 2053	9,177	9,391,726
6.50%, 8/1/53	3,578	3,698,537
Federal National Mortgage Association:
2.00%, 4/1/51	143	120,638
3.00%, 7/1/49	121	110,748
4.50%, with various maturities to 2052	3,983	3,919,219
5.00%, with various maturities to 2054	13,121	13,121,283
5.50%, with various maturities to 2053	4,314	4,367,701
7.00%, 6/1/53	382	404,602
Government National Mortgage Association II:
2.50%, with various maturities to 2051	514	448,092
5.50%, 6/20/53	1,638	1,683,053
6.00%, with various maturities to 2053	360	370,340
7.00%, 6/20/53	642	674,827
Uniform Mortgage-Backed Security:
4.50%, 30-Year, TBA(13)	39,431	38,776,543
5.00%, 30-Year, TBA(13)	102,668	102,604,245
5.50%, 30-Year, TBA(13)	124,556	126,030,239
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $314,551,971)		$314,414,657

U.S. Treasury Obligations — 20.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,850	$ 1,570,840
3.875%, 5/15/43	11,690	11,258,282
4.00%, 11/15/52	1,978	1,925,305
4.50%, 2/15/44	6,136	6,404,450
4.75%, 11/15/43	7,200	7,768,969
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
4.75%, 11/15/53	$6,408	$ 7,080,089
U.S. Treasury Notes:
3.50%, 1/31/28	7,893	7,876,813
3.625%, 3/31/28	8,275	8,293,102
3.625%, 5/31/28	8,427	8,441,813
3.875%, 12/31/27	3,950	3,988,497
4.00%, 2/29/28	4,765	4,830,798
4.00%, 2/15/34	6,126	6,232,726
4.125%, 7/31/28	7,425	7,570,600
4.125%, 3/31/29	14,966	15,308,581
4.25%, 2/28/29	1,600	1,644,750
4.50%, 11/15/33	8,820	9,316,469
4.875%, 11/30/25	63,650	64,356,117
4.875%, 4/30/26	14,034	14,275,757
5.00%, 10/31/25	33,575	33,950,096
Total U.S. Treasury Obligations (identified cost $218,329,599)		$222,094,054

Short-Term Investments — 16.4%
Affiliated Fund — 13.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(14)	145,437,143	$ 145,437,143
Total Affiliated Fund (identified cost $145,437,143)		$ 145,437,143
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(15)	7,093,390	$ 7,093,390
Total Securities Lending Collateral (identified cost $7,093,390)		$ 7,093,390

U.S. Treasury Obligations — 2.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/7/24	$13,685	$ 13,619,172

7
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Schedule of Investments — continued

U.S. Treasury Obligations (continued)
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 11/14/24	$13,608	$ 13,530,844
Total U.S. Treasury Obligations (identified cost $27,137,508)		$ 27,150,016
Total Short-Term Investments (identified cost $179,668,041)		$ 179,680,549
Total Investments — 124.4% (identified cost $1,344,457,392)		$1,361,732,569

Other Assets, Less Liabilities — (24.4)%	$ (266,699,283)
Net Assets — 100.0%	$1,095,033,286

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $352,437,423 or 32.2% of the Fund's net assets.
(2)	Step coupon security. Interest rate represents the rate in effect at September 30, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2024.
(5)	Amount is less than 0.05%.
(6)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $9,928,511.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	When-issued security.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Affiliated fund (see Note 8).
(11)	May be deemed to be an affiliated company (see Note 8).
(12)	Restricted security. Total market value of restricted securities amounts to $2,027,580, which represents 0.2% of the net assets of the Fund as of September 30, 2024.
(13)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(15)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	531	Long	12/31/24	$110,576,602	$197,990
U.S. 5-Year Treasury Note	1,122	Long	12/31/24	123,288,516	(31,775)
U.S. 10-Year Treasury Note	121	Long	12/19/24	13,828,031	24,899
U.S. Long Treasury Bond	539	Long	12/19/24	66,937,063	(235,144)
U.S. Ultra-Long Treasury Bond	80	Long	12/19/24	10,647,500	(40,039)
U.S. Ultra 10-Year Treasury Note	(20)	Short	12/19/24	(2,365,938)	11,580
					$(72,489)
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$2,000,000

8
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Schedule of Investments — continued

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
9
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,194,477,249) - including $9,928,511 of securities on loan	$1,211,732,846
Investments in securities of affiliated issuers, at value (identified cost $149,980,143)	149,999,723
Cash	111,534
Deposits at broker for futures contracts	4,819,241
Deposits for forward commitment securities	600,000
Receivable for investments sold	59,617,813
Receivable for capital shares sold	2,883,345
Interest receivable	8,196,873
Dividends and interest receivable - affiliated	369,707
Securities lending income receivable	3,563
Receivable from affiliates	205,194
Trustees' deferred compensation plan	64,935
Total assets	$1,438,604,774
Liabilities
Payable for variation margin on open futures contracts	$1,088,660
Payable for investments purchased	1,983,826
Payable for when-issued/forward commitment securities	330,830,198
Payable for capital shares redeemed	1,834,266
Distributions payable	9,022
Deposits for securities loaned	7,093,390
Payable to affiliates:
Investment advisory fee	257,304
Administrative fee	105,980
Distribution and service fees	19,749
Sub-transfer agency fee	3,911
Trustees' deferred compensation plan	64,935
Accrued expenses	280,247
Total liabilities	$343,571,488
Net Assets	$1,095,033,286
Sources of Net Assets
Paid-in capital	$1,086,553,821
Distributable earnings	8,479,465
Net Assets	$1,095,033,286
Class A Shares
Net Assets	$98,462,678
Shares Outstanding	6,093,968
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.16
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$16.70
Class I Shares
Net Assets	$887,028,343
Shares Outstanding	54,822,087
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.18
10
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Statement of Assets and Liabilities — continued

September 30, 2024
Class R6 Shares
Net Assets	$109,542,265
Shares Outstanding	6,772,494
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.17

On sales of $100,000 or more, the offering price of Class A shares is reduced.
11
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income - affiliated issuers	$1,577,359
Interest income	44,389,625
Interest income - affiliated issuers	179,153
Securities lending income, net	15,787
Other income	2,204
Total investment income	$46,164,128
Expenses
Investment advisory fee	$2,637,695
Administrative fee	1,055,078
Distribution and service fees:
Class A	193,120
Trustees' fees and expenses	55,230
Custodian fees	29,586
Transfer agency fees and expenses	667,100
Accounting fees	200,609
Professional fees	66,208
Registration fees	189,867
Reports to shareholders	64,177
Miscellaneous	129,312
Total expenses	$5,287,982
Waiver and/or reimbursement of expenses by affiliates	$(770,547)
Net expenses	$4,517,435
Net investment income	$41,646,693
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$5,198,316
Futures contracts	4,921,288
Net realized gain	$10,119,604
Change in unrealized appreciation (depreciation):
Investment securities	$42,352,130
Investment securities - affiliated issuers	14,665
Futures contracts	1,227,224
Net change in unrealized appreciation (depreciation)	$43,594,019
Net realized and unrealized gain	$53,713,623
Net increase in net assets from operations	$95,360,316
12
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$41,646,693	$15,097,666
Net realized gain (loss)	10,119,604	(16,633,787)
Net change in unrealized appreciation (depreciation)	43,594,019	(8,719,280)
Net increase (decrease) in net assets from operations	$95,360,316	$(10,255,401)
Distributions to shareholders:
Class A	$(3,457,668)	$(1,735,011)
Class I	(35,217,132)	(13,214,469)
Class R6	(2,608,932)	(553)(1)
Total distributions to shareholders	$(41,283,732)	$(14,950,033)
Capital share transactions:
Class A	$34,252,384	$17,940,387
Class I	254,681,872	477,347,275
Class R6	106,034,294	50,553(1)
Net increase in net assets from capital share transactions	$394,968,550	$495,338,215
Net increase in net assets	$449,045,134	$470,132,781
Net Assets
At beginning of year	$645,988,152	$175,855,371
At end of year	$1,095,033,286	$645,988,152

(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
13
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$15.16	$15.59	$19.49	$19.97	$18.45
Income (Loss) From Operations
Net investment income(1)	$0.71	$0.57	$0.29	$0.30	$0.51
Net realized and unrealized gain (loss)	0.99	(0.44)	(3.03)	0.06	1.53
Total income (loss) from operations	$1.70	$0.13	$(2.74)	$0.36	$2.04
Less Distributions
From net investment income	$(0.70)	$(0.56)	$(0.30)	$(0.30)	$(0.52)
From net realized gain	—	—	(0.86)	(0.54)	—
Total distributions	$(0.70)	$(0.56)	$(1.16)	$(0.84)	$(0.52)
Net asset value — End of year	$16.16	$15.16	$15.59	$19.49	$19.97
Total Return(2)	11.45%	0.76%	(14.78)%	1.79%	11.21%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$98,463	$59,235	$43,106	$50,647	$52,965
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.83%	0.84%	0.91%	0.97%	1.05%
Net expenses	0.74%(4)	0.74%(4)	0.74%(4)	0.80%	0.92%
Net investment income	4.51%	3.64%	1.65%	1.52%	2.70%
Portfolio Turnover	376%(5)	226%(5)	175%(5)	195%(5)	52%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
14
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$15.18	$15.61	$19.51	$20.00	$18.47
Income (Loss) From Operations
Net investment income(1)	$0.74	$0.63	$0.35	$0.36	$0.56
Net realized and unrealized gain (loss)	1.00	(0.46)	(3.04)	0.04	1.54
Total income (loss) from operations	$1.74	$0.17	$(2.69)	$0.40	$2.10
Less Distributions
From net investment income	$(0.74)	$(0.60)	$(0.35)	$(0.35)	$(0.57)
From net realized gain	—	—	(0.86)	(0.54)	—
Total distributions	$(0.74)	$(0.60)	$(1.21)	$(0.89)	$(0.57)
Net asset value — End of year	$16.18	$15.18	$15.61	$19.51	$20.00
Total Return(2)	11.64%	1.09%	(14.55)%	1.99%	11.53%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$887,028	$586,705	$132,749	$42,399	$54,009
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.58%	0.59%	0.66%	0.72%	0.80%
Net expenses	0.49%(4)	0.49%(4)	0.49%(4)	0.55%	0.67%
Net investment income	4.74%	4.02%	2.07%	1.81%	2.93%
Portfolio Turnover	376%(5)	226%(5)	175%(5)	195%(5)	52%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
15
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30, 2024	Period Ended September 30, 2023(1)

Net asset value — Beginning of period	$15.18	$15.79
Income (Loss) From Operations
Net investment income(2)	$0.75	$0.17
Net realized and unrealized gain (loss)	0.98	(0.61)
Total income (loss) from operations	$1.73	$(0.44)
Less Distributions
From net investment income	$(0.74)	$(0.17)
Total distributions	$(0.74)	$(0.17)
Net asset value — End of period	$16.17	$15.18
Total Return(3)	11.68%	(2.78)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$109,542	$49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.55%	0.56%(6)
Net expenses	0.46%(7)	0.46%(6)(7)
Net investment income	4.79%	4.41%(6)
Portfolio Turnover	376%(8)	226%(8)(9)

(1)	For the period from the commencement of operations, June 30, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended September 30, 2024 and the period ended September 30, 2023).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	For the year ended September 30, 2023.
16
See Notes to Financial Statements.

Calvert
Core Bond Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Core Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek total return with an emphasis on income. The Fund invests primarily in investment grade, U.S. dollar denominated securities.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
17

Calvert
Core Bond Fund
September 30, 2024
Notes to Financial Statements — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$163,353,913	$ —	$163,353,913
Collateralized Mortgage Obligations	—	16,246,796	—	16,246,796
Commercial Mortgage-Backed Securities	—	134,560,869	—	134,560,869
Corporate Bonds	—	316,947,776	—	316,947,776
Exchange-Traded Funds	2,535,000	—	—	2,535,000
High Social Impact Investments	—	2,027,580	—	2,027,580
Sovereign Government Bonds	—	7,657,068	—	7,657,068
Taxable Municipal Obligations	—	1,865,591	—	1,865,591
U.S. Government Agencies and Instrumentalities	—	348,716	—	348,716
U.S. Government Agency Mortgage-Backed Securities	—	314,414,657	—	314,414,657
U.S. Treasury Obligations	—	222,094,054	—	222,094,054
Short-Term Investments:
Affiliated Fund	145,437,143	—	—	145,437,143
Securities Lending Collateral	7,093,390	—	—	7,093,390
U.S. Treasury Obligations	—	27,150,016	—	27,150,016
Total Investments	$155,065,533	$1,206,667,036	$ —	$1,361,732,569
Futures Contracts	$234,469	$ —	$ —	$234,469
Total	$155,300,002	$1,206,667,036	$ —	$1,361,967,038
Liability Description
Futures Contracts	$(306,958)	$ —	$ —	$(306,958)
Total	$(306,958)	$ —	$ —	$(306,958)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the
18

Calvert
Core Bond Fund
September 30, 2024
Notes to Financial Statements — continued

contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund's policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.30% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2024, the investment advisory fee amounted to $2,637,695.
19

Calvert
Core Bond Fund
September 30, 2024
Notes to Financial Statements — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $42,444 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74%, 0.49% and 0.46% for Class A, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the year ended September 30, 2024, CRM waived and/or reimbursed expenses of $728,103.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $1,055,078.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $193,120 for Class A shares.
The Fund was informed that EVD received $19,168 as its portion of the sales charge on sales of Class A shares and no contingent deferred sales charges paid by Fund shareholders for the year ended September 30, 2024.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $15,985 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns, were $672,953,374 and $386,521,546, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $3,383,312,918 and $3,225,587,629, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$41,283,732	$14,950,033
During the year ended September 30, 2024, distributable earnings was increased by $4,071 and paid-in capital was decreased by $4,071 due to differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
20

Calvert
Core Bond Fund
September 30, 2024
Notes to Financial Statements — continued

As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$(8,681,101)
Net unrealized appreciation	17,169,588
Distributions payable	(9,022)
Distributable earnings	$8,479,465
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $8,681,101 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $1,647,018 are short-term and $7,034,083 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,344,562,981
Gross unrealized appreciation	$20,985,820
Gross unrealized depreciation	(3,816,232)
Net unrealized appreciation	$17,169,588
5  Financial Instruments
A summary of futures contracts outstanding at September 30, 2024 is included in the Schedule of Investments.
During the year ended September 30, 2024, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
At September 30, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$234,469(1)	$(306,958)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
21

Calvert
Core Bond Fund
September 30, 2024
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended September 30, 2024 was as follows:
Statement of Operations Caption	Interest rate
Net realized gain (loss):
Investment securities(1)	$(100,207)
Futures contracts	4,921,288
Total	$4,821,081
Change in unrealized appreciation (depreciation):
Investment securities(1)	$(1,847)
Futures contracts	1,227,224
Total	$1,225,377

(1)	Relates to purchased options.
The average notional cost of futures contracts outstanding during the year ended September 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$246,391,000	$13,209,000
The average number of purchased options contracts outstanding during the year ended September 30, 2024, which is indicative of the volume of this derivative type, was 40 contracts.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2024, the total value of securities on loan, including accrued interest, was $9,980,619 and the total value of collateral received was $10,229,107, comprised of cash of $7,093,390 and U.S. government and/or agencies securities of $3,135,717.
22

Calvert
Core Bond Fund
September 30, 2024
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$7,093,390	$ —	$ —	$ —	$7,093,390
The carrying amount of the liability for deposits for securities loaned at September 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on
October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At September 30, 2024, the value of the Fund's investment in the Notes and in issuers and funds that may be deemed to be affiliated was $149,999,723, which represents 13.7% of the Fund's net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$ 1,077,242	$ —	$ (1,117,961)	$ —	$(8,342)	$ —	$ 98,938	$ —
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	—	2,543,000	—	—	(8,000)	2,535,000	9,605	50,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	246,573	—	(250,000)	—	3,427	—	771	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	2,000,000	—	—	27,580	2,027,580	79,444	2,000,000
23

Calvert
Core Bond Fund
September 30, 2024
Notes to Financial Statements — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Short-Term Investments
Liquidity Fund	$17,004,514	$665,312,613	$(536,879,984)	$ —	$ —	$145,437,143	$1,567,754	145,437,143
Total				$ —	$14,665	$149,999,723	$1,756,512

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,084,822	$48,291,028	1,810,561	$28,483,404
Reinvestment of distributions	214,099	3,355,742	105,364	1,656,891
Shares redeemed	(1,111,381)	(17,394,386)	(775,109)	(12,199,908)
Net increase	2,187,540	$34,252,384	1,140,816	$17,940,387
Class I
Shares sold	33,914,555	$532,158,935	35,769,030	$566,118,084
Reinvestment of distributions	2,243,004	35,195,397	840,411	13,207,704
Shares redeemed	(19,974,978)	(312,672,460)	(6,474,694)	(101,978,513)
Net increase	16,182,581	$254,681,872	30,134,747	$477,347,275
Class R6
Shares sold	7,477,065	$117,154,384	3,166	$50,000
Reinvestment of distributions	165,654	2,608,814	36	553
Shares redeemed	(873,427)	(13,728,904)	—	—
Net increase	6,769,292	$106,034,294	3,202	$50,553

(1)	For Class R6, for the period from the commencement of operations, June 30, 2023, to September 30, 2023.
24

Calvert
Core Bond Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Calvert Fund and Shareholders of Calvert Core Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Core Bond Fund (the “Fund”) (one of the funds constituting The Calvert Fund), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended September 30, 2020 were audited by other auditors whose report, dated November 20, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
25

Calvert
Core Bond Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended September 30, 2024, the Fund designates 96.11% of distributions from net investment income as a 163(j) interest dividend.
26

Calvert
Core Bond Fund
September 30, 2024
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
27

Calvert
Core Bond Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Core Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe and the benchmark index for the one- and five-year periods ended December 31, 2023, while it had underperformed the median of its peer universe and the benchmark index for the three-year period ended December 31, 2023. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
28

Calvert
Core Bond Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
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CLDAX-NCSR 9.30.24

Calvert
Income Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
Income Fund

Calvert
Income Fund
September 30, 2024
Schedule of Investments

Asset-Backed Securities — 9.6%

Security	Principal Amount* (000's omitted)		Value
AASET U.S. Ltd., Series 2018-1A, Class C, 6.413%, 1/16/38(1)		545	$ 50,074
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)		2,240	2,285,948
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)		2,467	2,196,200
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	2,700	1,902,807
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class B, 3.79%, 12/26/51(1)		4,000	3,791,670
Series 2021-1A, Class C, 5.99%, 12/26/51(1)		2,900	2,722,941
Conn's Receivables Funding LLC:
Series 2022-A, Class C, 0.00%, 12/15/26(1)		1,354	1,274,804
Series 2023-A, Class B, 10.00%, 1/17/28(1)		1,064	1,041,840
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)		1,051	991,770
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.475%, 4/15/49(1)		757	703,694
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)		1,385	1,373,483
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)		1,191	1,164,033
FMC GMSR Issuer Trust, Series 2022-GT2, Class B, 10.07%, 7/25/27(1)		2,000	2,050,252
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)		2,154	2,147,977
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)		3,287	3,364,626
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)		3,200	3,201,015
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)		1,344	1,322,647
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)		256	244,360
Series 2020-1A, Class C, 6.413%, 2/15/45(1)		228	214,938
Mosaic Solar Loan Trust:
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		82	72,500
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		3,583	1,094,624
Navigator Aviation Ltd.:
Series 2024-1, Class A, 5.40%, 8/15/49(1)		2,334	2,336,502
Series 2024-1, Class B, 6.09%, 8/15/49(1)		1,426	1,433,625
Neighborly Issuer LLC:
Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		2,950	2,738,692
Series 2023-1A, Class A2, 7.308%, 1/30/53(1)		852	878,607
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)		220	212,001
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		1,348	1,296,430
Pagaya AI Debt Selection Trust:
Series 2021-3, Class C, 3.27%, 5/15/29(1)		3,964	3,791,356
Series 2021-5, Class C, 3.93%, 8/15/29(1)		4,015	3,896,072
Security	Principal Amount* (000's omitted)		Value
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		2,452	$ 2,310,543
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		1,160	1,189,542
Prodigy Finance CM DAC, Series 2021-1A, Class D, 10.869%, (1 mo. SOFR + 6.014%), 7/25/51(1)(2)		617	626,029
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	3,274	2,406,181
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		616	569,643
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		1,317	1,167,447
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		4,677	4,567,742
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)		212	206,955
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)		2,867	2,786,244
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		1,946	1,950,389
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)		1,853	1,571,753
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class B, 7.25%, 6/20/47(1)		4,101	3,308,360
Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,637	949,629
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)		3,597	3,405,962
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		814	652,820
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)		4,031	3,327,559
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)		341	323,915
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/28(1)		2,810	2,909,719
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		2,545	2,336,791
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)		1,395	1,448,774
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		1,958	1,903,310
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		601	554,998
Series 2020-A, Class C, 6.657%, 3/15/45(1)		222	209,478
Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.00%, 10/15/48(1)		1,279	1,364,254
Total Asset-Backed Securities (identified cost $96,608,147)			$91,843,525

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Schedule of Investments — continued

Collateralized Mortgage Obligations — 5.7%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class M1B, 6.68%, (30-day SOFR Average + 1.40%), 9/25/31(1)(2)	$2,895	$ 2,899,348
Champs Trust:
Series 2024-1, Class A, 8.39%, 7/25/59(1)	2,567	2,674,611
Series 2024-2, Class A, 14.782%, 11/25/59(1)(3)	1,642	1,718,860
Eagle Re Ltd., Series 2021-2, Class M1C, 8.73%, (30-day SOFR Average + 3.45%), 4/25/34(1)(2)	2,810	2,851,040
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	172	182,205
Series 5413, Class MZ, 6.00%, 5/25/54	1,323	1,428,975
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 13.545%, (30-day SOFR Average + 8.264%), 7/25/49(1)(2)	500	574,440
Series 2020-DNA6, Class B1, 8.28%, (30-day SOFR Average + 3.00%), 12/25/50(1)(2)	900	973,994
Series 2021-DNA2, Class B2, 11.28%, (30-day SOFR Average + 6.00%), 8/25/33(1)(2)	1,959	2,316,338
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R01, Class 2B1, 9.745%, (30-day SOFR Average + 4.464%), 7/25/31(1)(2)	1,270	1,378,012
Series 2019-R03, Class 1B1, 9.495%, (30-day SOFR Average + 4.214%), 9/25/31(1)(2)	891	950,961
Series 2019-R06, Class 2B1, 9.145%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,703	1,779,175
Series 2019-R07, Class 1B1, 8.795%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	4,281	4,455,187
Series 2020-R02, Class 2B1, 8.395%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	1,497	1,539,359
Series 2021-R01, Class 1B2, 11.28%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	4,457	4,734,305
Series 2021-R02, Class 2B1, 8.58%, (30-day SOFR Average + 3.30%), 11/25/41(1)(2)	543	561,825
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	716	758,742
Series 2023-84, Class MW, 6.00%, 6/20/53	751	796,608
Series 2023-98, Class BW, 6.00%, 7/20/53	832	881,908
Series 2023-99, Class AL, 6.00%, 7/20/53	832	881,809
Series 2023-102, Class SG, 2.626%, (22.55% - 30-day SOFR Average x 3.727), 7/20/53(4)	1,068	1,152,668
Series 2023-116, Class CY, 6.00%, 8/20/53	1,959	2,055,690
Series 2023-164, Class EL, 6.00%, 11/20/53	970	1,006,068
Series 2023-173, Class AX, 6.00%, 11/20/53	855	891,864
Series 2024-46, Class AL, 6.00%, 3/20/54	898	958,179
Home Re Ltd., Series 2021-1, Class M2, 8.245%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	4,340	4,377,193
LHOME Mortgage Trust:
Series 2023-RTL2, Class A1, 8.00% to 1/25/26, 6/25/28(1)(5)	1,050	1,068,651
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(5)	1,080	1,105,294
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(5)	975	998,616
Security	Principal Amount (000's omitted)	Value
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(5)	$2,010	$ 2,039,930
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 8.055%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	1,615	1,636,800
Triangle Re Ltd., Series 2021-3, Class B1, 10.23%, (30-day SOFR Average + 4.95%), 2/25/34(1)(2)	2,202	2,266,758
Total Collateralized Mortgage Obligations (identified cost $52,153,573)		$ 53,895,413

Commercial Mortgage-Backed Securities — 4.1%

Security	Principal Amount (000's omitted)*		Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)		11,165	$ 4,522,230
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(3)		4,545	1,002,346
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 6.861%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)		5,509	5,456,004
CSMC Trust:
Series 2021-BPNY, Class A, 8.926%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)		2,622	2,400,811
Series 2022-CNTR, Class A, 9.041%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)		1,333	1,138,049
Extended Stay America Trust, Series 2021-ESH, Class D, 7.462%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)		4,656	4,671,405
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.645%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)		2,441	2,459,256
Series 2020-01, Class M10, 9.145%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)		3,081	3,125,188
Great Wolf Trust, Series 2024-WLF2, Class D, 8.036%, (1 mo. SOFR + 2.939%), 5/15/41(1)(2)		2,954	2,970,587
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class C, 7.637%, (1 mo. SOFR + 2.54%), 6/15/41(1)(2)		1,085	1,087,770
Series 2024-DPLO, Class D, 8.436%, (1 mo. SOFR + 3.339%), 6/15/41(1)(2)		1,410	1,418,034
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)		2,485	312,911
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(3)		1,120	58,783
KSL Commercial Mortgage Trust, Series 2023-HT, Class C, 8.535%, (1 mo. SOFR + 3.439%), 12/15/36(1)(2)		2,741	2,750,122
TX Trust, Series 2024-HOU, Class E, 9.484%, (1 mo. SOFR + 4.387%), 6/15/39(1)(2)		2,908	2,896,893
U.K. Logistics DAC:
Series 2024-1A, Class D, 8.98%, (SONIA + 4.00%), 5/17/34(1)(2)	GBP	1,300	1,732,778
Series 2024-1A, Class E, 9.98%, (SONIA + 5.00%), 5/17/34(1)(2)	GBP	650	867,643
Total Commercial Mortgage-Backed Securities (identified cost $51,212,532)			$38,870,810

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Schedule of Investments — continued

Corporate Bonds — 61.2%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 1.4%
Celanese U.S. Holdings LLC:
6.05%, 3/15/25	2,500	$ 2,506,378
6.35%, 11/15/28	4,101	4,331,751
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(6)	1,576	1,569,950
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	2,080	2,222,499
South32 Treasury Ltd., 4.35%, 4/14/32(1)	2,596	2,465,452
		$ 13,096,030
Communications — 3.8%
Arches Buyer, Inc., 4.25%, 6/1/28(1)(6)	2,000	$1,842,203
AT&T, Inc., 3.50%, 9/15/53	4,900	3,602,799
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	8,895	6,814,172
4.908%, 7/23/25	2,677	2,673,347
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	1,905	1,993,651
McGraw-Hill Education, Inc., 8.00%, 8/1/29(1)	2,000	2,008,834
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	1,378	1,108,865
SES SA, 5.30%, 4/4/43(1)	820	633,197
Sprint LLC:
7.625%, 2/15/25	3,700	3,714,134
7.625%, 3/1/26	3,000	3,101,130
Stagwell Global LLC, 5.625%, 8/15/29(1)	2,500	2,418,971
Uber Technologies, Inc., 4.30%, 1/15/30	1,198	1,194,575
Videotron Ltd., 3.625%, 6/15/29(1)	3,200	3,056,007
Zegona Finance PLC, 8.625%, 7/15/29(1)	2,000	2,138,750
		$36,300,635
Consumer, Cyclical — 6.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	1,896	$1,891,980
Aptiv PLC/Aptiv Global Financing DAC:
4.65%, 9/13/29	1,616	1,609,217
5.15%, 9/13/34(6)	1,374	1,353,409
Brunswick Corp., 5.85%, 3/18/29(6)	2,961	3,057,817
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	2,939	2,921,981
4.75%, 10/20/28(1)	2,475	2,472,800
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	2,097	1,964,092
Ford Motor Co.:
3.25%, 2/12/32	3,029	2,580,555
4.75%, 1/15/43	2,483	2,058,740
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	6,700	6,698,946
7.122%, 11/7/33	615	665,097
7.20%, 6/10/30	1,083	1,167,380
7.35%, 3/6/30	2,367	2,564,259
Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
General Motors Co., 5.15%, 4/1/38	3,000	$ 2,877,378
General Motors Financial Co., Inc.:
5.95%, 4/4/34(6)	1,851	1,916,395
6.05%, 10/10/25	4,000	4,050,515
Hyatt Hotels Corp., 5.375%, 4/23/25	4,000	4,007,235
Hyundai Capital America:
5.30%, 6/24/29(1)(6)	2,311	2,380,408
5.80%, 6/26/25(1)	3,000	3,022,428
Lithia Motors, Inc., 4.375%, 1/15/31(1)(6)	2,274	2,117,728
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(1)	2,429	2,330,986
7.75%, 2/15/29(1)	750	741,105
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(6)	2,535	2,382,102
Tapestry, Inc.:
7.00%, 11/27/26(6)	270	279,450
7.35%, 11/27/28	2,912	3,061,362
WarnerMedia Holdings, Inc., 4.279%, 3/15/32(6)	5,468	4,859,192
		$65,032,557
Consumer, Non-cyclical — 3.6%
AbbVie, Inc., 5.50%, 3/15/64	2,055	$2,196,048
Ashtead Capital, Inc.:
4.25%, 11/1/29(1)	2,566	2,498,013
5.95%, 10/15/33(1)	2,870	3,024,793
Bristol-Myers Squibb Co., 5.65%, 2/22/64	3,751	3,978,241
Centene Corp.:
2.50%, 3/1/31	4,026	3,463,872
3.375%, 2/15/30	1,171	1,079,980
4.25%, 12/15/27	1,068	1,049,781
CVS Pass-Through Trust, 6.036%, 12/10/28	1,198	1,218,707
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	2,000	2,015,630
ICON Investments Six DAC, 5.809%, 5/8/27	2,050	2,115,715
Kroger Co.:
4.90%, 9/15/31	1,764	1,776,000
5.00%, 9/15/34	1,246	1,256,879
LifePoint Health, Inc.:
9.875%, 8/15/30(1)	850	936,916
10.00%, 6/1/32(1)	1,675	1,843,533
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	2,227	1,888,343
3.00%, 10/15/30(1)	238	213,452
5.20%, 4/1/29(1)	1,931	1,938,405
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)	2,250	2,239,824
		$34,734,132
Diversified — 0.3%
Inversiones La Construccion SA, 4.75%, 2/7/32(7)	2,962	$2,741,331
		$2,741,331

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)		Value
Energy — 0.5%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(8)		2,538	$ 110,086
Raizen Fuels Finance SA:
5.70%, 1/17/35(1)		530	530,928
6.45%, 3/5/34(1)		937	992,321
6.95%, 3/5/54(1)		607	648,251
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)		2,793	2,675,465
			$ 4,957,051
Financial — 36.6%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(9)		1,600	$1,656,771
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(6)(9)		504	504,305
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(9)		2,491	2,666,594
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)		5,806	5,972,637
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(1)		2,800	2,791,726
Ally Financial, Inc.:
2.20%, 11/2/28		1,655	1,489,748
4.70% to 5/15/26(9)(10)		7,620	6,664,187
6.848% to 1/3/29, 1/3/30(9)		2,790	2,947,207
American Assets Trust LP, 3.375%, 2/1/31		4,214	3,666,641
American National Group, Inc.:
5.75%, 10/1/29(11)		1,815	1,826,730
6.144%, 6/13/32(1)		2,600	2,588,023
Antares Holdings LP, 6.50%, 2/8/29(1)		2,240	2,276,714
Apollo Debt Solutions BDC:
6.70%, 7/29/31(1)		2,179	2,245,769
6.90%, 4/13/29(1)		2,412	2,508,291
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(7)(9)	EUR	1,945	2,553,236
Athene Global Funding:
5.583%, 1/9/29(1)		2,053	2,126,906
5.62%, 5/8/26(1)		4,000	4,064,465
Aviation Capital Group LLC, 5.50%, 12/15/24(1)		5,841	5,836,378
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(9)		1,800	1,705,553
3.80%, 2/23/28		2,460	2,405,991
6.35%, 3/14/34		4,400	4,713,656
9.625% to 11/21/28(9)(10)		2,000	2,227,604
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(9)		13,800	13,775,699
5.468% to 1/23/34, 1/23/35(9)		13,953	14,678,390
5.933% to 9/15/26, 9/15/27(9)		4,570	4,707,497
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(9)		3,140	3,371,914
BBVA Bancomer SA:
5.125% to 1/18/28, 1/18/33(1)(9)		4,897	4,661,503
8.125% to 1/8/34, 1/8/39(1)(9)		2,637	2,797,034
8.45% to 6/29/33, 6/29/38(1)(6)(9)		1,577	1,720,715
Blackstone Private Credit Fund:
4.70%, 3/24/25		2,500	2,494,112
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Blackstone Private Credit Fund: (continued)
6.25%, 1/25/31(1)	2,175	$ 2,235,598
Blue Owl Credit Income Corp., 6.65%, 3/15/31	3,020	3,086,092
BNP Paribas SA:
7.75% to 8/16/29(1)(6)(9)(10)	1,714	1,809,883
8.00% to 8/22/31(1)(9)(10)	1,340	1,433,221
9.25% to 11/17/27(1)(6)(9)(10)	1,314	1,438,914
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(9)	1,327	1,371,074
Broadstone Net Lease LLC, 2.60%, 9/15/31	2,073	1,747,855
Brookfield Finance, Inc., 5.675%, 1/15/35	3,734	3,921,078
CaixaBank SA:
5.673% to 3/15/29, 3/15/30(1)(9)	1,058	1,099,061
6.84% to 9/13/33, 9/13/34(1)(9)	3,153	3,519,782
Capital One NA, 2.28% to 1/28/25, 1/28/26(9)	3,425	3,391,674
Charles Schwab Corp.:
4.00% to 6/1/26(9)(10)	1,726	1,657,717
6.136% to 8/24/33, 8/24/34(9)	4,698	5,137,925
CI Financial Corp., 3.20%, 12/17/30	4,513	3,825,815
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(9)	2,336	2,189,376
4.00% to 12/10/25(9)(10)	2,510	2,463,701
COPT Defense Properties LP, 2.90%, 12/1/33	3,595	3,012,961
Credit Agricole SA, 6.251% to 1/10/34, 1/10/35(1)(9)	3,974	4,242,912
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)	282	308,135
Enact Holdings, Inc., 6.25%, 5/28/29	5,120	5,318,886
EPR Properties:
3.60%, 11/15/31	1,795	1,601,715
3.75%, 8/15/29	3,572	3,342,168
4.50%, 6/1/27	570	561,837
4.95%, 4/15/28	2,645	2,622,458
Essent Group Ltd., 6.25%, 7/1/29	4,459	4,654,022
Extra Space Storage LP:
2.55%, 6/1/31	2,585	2,252,129
5.70%, 4/1/28	2,000	2,082,443
Fifth Third Bancorp, 6.361% to 10/27/27, 10/27/28(9)	3,000	3,160,690
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	6,931	6,094,302
6.75%, 3/15/54(1)	4,540	4,835,151
7.95% to 7/15/29, 10/15/54(1)(9)	2,930	3,065,753
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	8,694	8,903,550
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	626	606,647
3.75%, 9/15/30(1)(6)	2,690	2,431,083
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(9)	4,008	4,339,990
ING Groep NV, 4.625%, 1/6/26(1)	3,775	3,785,080
Intesa Sanpaolo SpA, 8.248% to 11/21/32, 11/21/33(1)(9)	3,523	4,092,653
Jefferies Financial Group, Inc., 6.20%, 4/14/34	4,267	4,569,765

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
JPMorgan Chase & Co.:
5.336% to 1/23/34, 1/23/35(9)	8,498	$ 8,885,786
5.581% to 4/22/29, 4/22/30(9)	865	908,089
5.766% to 4/22/34, 4/22/35(9)	916	987,463
6.087% to 10/23/28, 10/23/29(9)	6,557	6,991,428
KeyBank NA, 5.00%, 1/26/33(6)	3,116	3,088,838
KeyCorp, 6.277%, (SOFR + 1.25%), 5/23/25(2)	3,217	3,222,275
Kite Realty Group LP, 5.50%, 3/1/34	1,545	1,592,684
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	6,851	6,482,900
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	3,221	3,084,663
6.00%, 5/20/34	1,516	1,585,403
Newmark Group, Inc., 7.50%, 1/12/29	3,900	4,216,483
Nuveen LLC, 5.85%, 4/15/34(1)	2,216	2,347,885
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	3,675	3,977,407
PNC Financial Services Group, Inc., 6.875% to 10/20/33, 10/20/34(9)	650	744,541
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	3,754	3,459,762
Santander Holdings USA, Inc., 5.807% to 9/9/25, 9/9/26(9)	2,000	2,011,632
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(9)	6,336	6,495,199
8.50% to 3/25/34(1)(9)(10)	2,864	2,922,411
Stifel Financial Corp., 4.00%, 5/15/30	3,254	3,127,386
Synchrony Bank, 5.40%, 8/22/25	3,225	3,232,653
Synchrony Financial, 4.875%, 6/13/25	628	626,828
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(9)	2,376	2,185,906
5.625%, 2/15/28	845	849,865
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	3,542	3,364,038
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)	6,955	7,478,795
TPG Operating Group II LP, 5.875%, 3/5/34(6)	3,760	4,012,302
U.S. Bancorp:
5.678% to 1/23/34, 1/23/35(9)	6,378	6,763,365
5.85% to 10/21/32, 10/21/33(9)	1,986	2,119,140
UBS AG, 7.95%, 1/9/25	3,500	3,527,407
UBS Group AG:
4.253%, 3/23/28(1)	1,685	1,672,372
4.375% to 2/10/31(1)(9)(10)	3,883	3,390,604
9.25% to 11/13/28(1)(9)(10)	3,150	3,490,518
UniCredit SpA:
5.459% to 6/30/30, 6/30/35(1)(9)	1,295	1,274,690
5.861% to 6/19/27, 6/19/32(1)(9)	3,643	3,666,561
Wells Fargo & Co., 4.54% to 8/15/25, 8/15/26(9)	5,000	4,992,489
		$348,638,860
Security	Principal Amount* (000’s omitted)		Value
Government - Multinational — 0.4%
International Bank for Reconstruction & Development, 8.50%, 4/6/26	MXN	72,800	$ 3,652,090
			$ 3,652,090
Industrial — 1.9%
AP Moller - Maersk AS, 5.875%, 9/14/33(1)		2,500	$ 2,678,283
Arrow Electronics, Inc., 5.15%, 8/21/29		2,144	2,178,347
BAE Systems PLC, 5.30%, 3/26/34(1)		3,191	3,319,966
MasTec, Inc., 5.90%, 6/15/29		4,927	5,146,513
Reworld Holding Corp., 4.875%, 12/1/29(1)		1,330	1,253,100
Seaspan Corp., 5.50%, 8/1/29(1)		2,150	2,049,679
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)		1,550	1,545,326
			$18,171,214
Technology — 3.6%
Broadcom, Inc., 3.469%, 4/15/34(1)		4,050	$3,648,598
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)		1,700	1,636,751
Cloud Software Group, Inc., 9.00%, 9/30/29(1)		2,325	2,367,943
Concentrix Corp., 6.60%, 8/2/28(6)		5,774	6,026,322
Kyndryl Holdings, Inc.:
3.15%, 10/15/31		2,210	1,943,147
6.35%, 2/20/34		3,135	3,352,889
McAfee Corp., 7.375%, 2/15/30(1)		2,100	2,050,309
Oracle Corp., 2.50%, 4/1/25		4,300	4,251,098
Playtika Holding Corp., 4.25%, 3/15/29(1)		2,610	2,397,537
Qorvo, Inc., 3.375%, 4/1/31(1)		5,050	4,526,714
Seagate HDD Cayman, 9.625%, 12/1/32		1,618	1,880,059
			$34,081,367
Utilities — 2.3%
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)		1,129	$1,022,549
Engie SA, 5.625%, 4/10/34(1)		4,150	4,363,087
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/28		8,000	7,379,067
5.25%, 3/15/34		4,000	4,156,038
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		1,744	1,688,502
Terraform Global Operating LP, 6.125%, 3/1/26(1)		2,795	2,799,785
			$21,409,028
Total Corporate Bonds (identified cost $575,050,600)			$582,814,295

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Schedule of Investments — continued

Exchange-Traded Funds — 0.3%

Security	Shares	Value
Fixed-Income Funds — 0.3%
Calvert Ultra-Short Investment Grade ETF(12)	50,000	$ 2,535,000
Total Exchange-Traded Funds (identified cost $2,541,250)		$ 2,535,000

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(13)(14)	$1,000	$ 1,013,790
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(13)(14)	1,000	1,015,060
Total High Social Impact Investments (identified cost $2,000,000)		$ 2,028,850

Mutual Funds — 1.6%

Security	Shares	Value
Income Funds — 1.6%
Calvert Floating-Rate Advantage Fund, Class R6(12)	1,686,261	$ 15,092,039
Total Mutual Funds (identified cost $15,170,663)		$ 15,092,039

Preferred Stocks — 0.6%

Security	Shares	Value
Real Estate Management & Development — 0.4%
Brookfield Property Partners LP:
Series A, 5.75%	70,736	$ 1,046,893
Series A2, 6.375%	212,000	3,455,600
		$ 4,502,493
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp.:
5.50%	43,223	$ 962,576
6.25%	33,163	779,994
		$1,742,570
Total Preferred Stocks (identified cost $9,024,478)		$6,245,063

Senior Floating-Rate Loans — 2.8%(15)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28	$1,436	$ 1,438,969
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28	554	554,830
		$ 1,993,799
Commercial Services & Supplies — 0.2%
Covanta Holding Corp.:
Term Loan, 7.35%, (SOFR + 2.50%), 11/30/28(16)	$1,848	$ 1,852,404
Term Loan, 7.588%, (SOFR + 2.50%), 11/30/28	142	142,314
		$1,994,718
Construction & Engineering — 0.2%
APi Group DE, Inc., Term Loan, 6.845%, (SOFR + 2.00%), 1/3/29	$2,000	$2,001,608
		$2,001,608
Diversified Telecommunication Services — 0.1%
Lumen Technologies, Inc.:
Term Loan, 7.319%, (SOFR + 2.35%), 4/15/29	$681	$600,392
Term Loan, 7.319%, (SOFR + 2.35%), 4/15/30	680	589,549
		$1,189,941
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Term Loan, 7.595%, (SOFR + 2.75%), 10/23/28	$1,990	$1,992,965
		$1,992,965
Insurance — 0.9%
Alliant Holdings Intermediate LLC, Term Loan, 7.965%, (SOFR + 3.00%), 9/19/31	$1,995	$1,986,191
AmWINS Group, Inc., Term Loan, 7.21%, (SOFR + 2.25%), 2/19/28	1,990	1,988,841
HUB International Ltd., Term Loan, 8.225%, (SOFR + 3.00%), 6/20/30	1,990	1,989,391
USI, Inc., Term Loan, 7.354%, (SOFR + 2.75%), 11/22/29	1,990	1,986,446
		$7,950,869
IT Services — 0.2%
Sedgwick Claims Management Services, Inc., Term Loan, 8.252%, (SOFR + 3.00%), 7/31/31	$1,995	$1,993,703
		$1,993,703
Machinery — 0.4%
Gates Global LLC, Term Loan, 7.095%, (SOFR + 2.25%), 6/4/31	$1,995	$2,000,895

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Schedule of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	$1,990	$ 1,996,922
		$ 3,997,817
Paper and Forest Products — 0.1%
Enviva Partners LP/Fin C:
DIP Loan, 13.016%, (SOFR + 8.00%), 12/13/24	$177	$ 209,980
DIP Loan, 13.282%, (SOFR + 8.00%), 12/13/24(17)	444	454,711
Term Loan, 13.301%, (SOFR + 8.00%), 12/13/24	266	314,971
		$ 979,662
Software — 0.1%
CCC Intelligent Solutions, Inc., Term Loan, 7.21%, (SOFR + 2.25%), 9/21/28	$995	$996,335
		$996,335
Specialty Retail — 0.2%
Les Schwab Tire Centers, Term Loan, 7.845%, (SOFR + 3.00%), 4/23/31	$1,995	$1,998,116
		$1,998,116
Total Senior Floating-Rate Loans (identified cost $26,888,399)		$27,089,533

U.S. Government Agency Mortgage-Backed Securities — 16.6%

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 5.00%, 1/1/54	$4,092	$ 4,091,910
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(18)	83,953	83,900,445
5.50%, 30-Year, TBA(18)	69,125	69,943,160
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $158,429,064)		$ 157,935,515

U.S. Treasury Obligations — 1.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
4.625%, 5/15/44	$4,726	$ 5,010,298
4.75%, 11/15/53	52	57,454
U.S. Treasury Notes:
4.00%, 2/15/34	241	245,199
4.25%, 1/31/26	726	729,985
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.50%, 5/31/29	$6,948	$ 7,227,141
Total U.S. Treasury Obligations (identified cost $12,856,877)		$ 13,270,077

Short-Term Investments — 12.2%
Affiliated Fund — 1.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(19)	17,083,242	$ 17,083,242
Total Affiliated Fund (identified cost $17,083,242)		$ 17,083,242

Securities Lending Collateral — 2.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(20)	19,417,423	$ 19,417,423
Total Securities Lending Collateral (identified cost $19,417,423)		$ 19,417,423
U.S. Treasury Obligations — 8.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/7/24	$39,862	$ 39,670,253
0.00%, 11/14/24	39,938	39,711,556
Total U.S. Treasury Obligations (identified cost $79,345,222)		$ 79,381,809
Total Short-Term Investments (identified cost $115,845,887)		$ 115,882,474
Total Investments — 116.3% (identified cost $1,117,781,470)		$1,107,502,594
Less Unfunded Loan Commitments — (0.0)%(21)		$ (266,172)

Net Investments — 116.3% (identified cost $1,117,515,298)	$1,107,236,422

Other Assets, Less Liabilities — (16.3)%	$ (154,647,644)
Net Assets — 100.0%	$ 952,588,778

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Schedule of Investments — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $413,654,407 or 43.4% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2024.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2024.
(5)	Step coupon security. Interest rate represents the rate in effect at September 30, 2024.
(6)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $28,329,812.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of these securities is $5,294,567 or 0.6% of the Fund's net assets.
(8)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	When-issued security.
(12)	Affiliated fund (see Note 8).
(13)	May be deemed to be an affiliated company (see Note 8).
(14)	Restricted security. Total market value of restricted securities amounts to $2,028,850, which represents 0.2% of the net assets of the Fund as of September 30, 2024.
(15)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(16)	The stated interest rate represents the weighted average interest rate at September 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(17)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2024, the total value of unfunded loan commitments is $272,827. See Note 1F for description.
(18)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(19)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(20)	Represents investment of cash collateral received in connection with securities lending.
(21)	Amount is less than (0.05)%.

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Schedule of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	25,789,444	USD	4,658,052	BNP Paribas	10/22/24	$65,138	$ —
CAD	14,324	USD	10,564	BNP Paribas	10/22/24	32	—
CAD	3,685	USD	2,732	BNP Paribas	10/22/24	—	(6)
USD	10,538	CAD	14,324	BNP Paribas	10/22/24	—	(58)
USD	4,092,703	CAD	5,612,896	UBS AG	10/22/24	—	(59,514)
USD	2,241,376	EUR	2,050,537	UBS AG	10/22/24	—	(43,057)
USD	2,519,921	GBP	1,950,000	BNP Paribas	10/22/24	—	(87,110)
						$65,170	$(189,745)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	1,056	Long	12/31/24	$219,903,750	$408,947
U.S. 5-Year Treasury Note	587	Long	12/31/24	64,501,211	40,487
U.S. Long Treasury Bond	412	Long	12/19/24	51,165,250	(111,213)
U.S. Ultra-Long Treasury Bond	262	Long	12/19/24	34,870,563	(146,157)
U.S. 10-Year Treasury Note	(33)	Short	12/19/24	(3,771,281)	(5,182)
U.S. Ultra 10-Year Treasury Note	(6)	Short	12/19/24	(709,781)	4,868
					$191,750
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,000,000

Abbreviations:
DIP	– Debtor In Possession
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Schedule of Investments — continued

Currency Abbreviations:
BRL	– Brazilian Real
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
MXN	– Mexican Peso
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,080,720,143) - including $28,329,812 of securities on loan	$1,070,497,291
Investments in securities of affiliated issuers, at value (identified cost $36,795,155)	36,739,131
Receivable for open forward foreign currency exchange contracts	65,170
Cash	3,616,292
Deposits at broker for futures contracts	4,922,004
Deposits for forward commitment securities	540,000
Receivable for investments sold	11,361,880
Receivable for capital shares sold	2,196,304
Dividends and interest receivable	9,113,259
Dividends and interest receivable - affiliated	245,114
Securities lending income receivable	5,326
Tax reclaims receivable	32,993
Trustees' deferred compensation plan	425,534
Total assets	$1,139,760,298
Liabilities
Payable for variation margin on open futures contracts	$1,080,169
Payable for open forward foreign currency exchange contracts	189,745
Payable for when-issued/delayed delivery/forward commitment securities	163,792,498
Payable for capital shares redeemed	1,263,994
Distributions payable	308,090
Deposits for securities loaned	19,417,423
Payable to affiliates:
Investment advisory fee	306,230
Administrative fee	92,593
Distribution and service fees	45,988
Sub-transfer agency fee	14,842
Trustees' deferred compensation plan	425,534
Accrued expenses	234,414
Total liabilities	$187,171,520
Net Assets	$952,588,778
Sources of Net Assets
Paid-in capital	$1,238,361,618
Accumulated loss	(285,772,840)
Net Assets	$952,588,778
Class A Shares
Net Assets	$197,782,937
Shares Outstanding	12,842,985
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.40
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$15.92
Class C Shares
Net Assets	$6,922,804
Shares Outstanding	449,951
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.39

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Statement of Assets and Liabilities — continued

September 30, 2024
Class I Shares
Net Assets	$566,649,635
Shares Outstanding	36,710,588
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.44
Class R6 Shares
Net Assets	$181,233,402
Shares Outstanding	11,739,013
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.44

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $47,995)	$540,802
Dividend income - affiliated issuers	2,321,081
Interest income (net of foreign taxes withheld of $983)	48,397,798
Interest income - affiliated issuers	553,262
Securities lending income, net	56,847
Other income	63,819
Total investment income	$51,933,609
Expenses
Investment advisory fee	$3,287,180
Administrative fee	986,154
Distribution and service fees:
Class A	475,779
Class C	58,428
Trustees' fees and expenses	50,485
Custodian fees	29,560
Transfer agency fees and expenses	570,989
Accounting fees	187,727
Professional fees	69,460
Registration fees	91,571
Reports to shareholders	74,718
Miscellaneous	107,191
Total expenses	$5,989,242
Waiver and/or reimbursement of expenses by affiliates	$(44,664)
Net expenses	$5,944,578
Net investment income	$45,989,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(12,655,282)
Investment securities - affiliated issuers	108,879
Futures contracts	7,486,751
Swap contracts	92,580
Foreign currency transactions	(95,933)
Forward foreign currency exchange contracts	(351,602)
Net realized loss	$(5,414,607)
Change in unrealized appreciation (depreciation):
Investment securities	$71,157,900
Investment securities - affiliated issuers	302,837
Futures contracts	3,963,376
Foreign currency	(6,714)
Forward foreign currency exchange contracts	(205,744)
Net change in unrealized appreciation (depreciation)	$75,211,655
Net realized and unrealized gain	$69,797,048
Net increase in net assets from operations	$115,786,079

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$45,989,031	$34,014,910
Net realized loss	(5,414,607)	(50,550,274)
Net change in unrealized appreciation (depreciation)	75,211,655	37,490,916
Net increase in net assets from operations	$115,786,079	$20,955,552
Distributions to shareholders:
Class A	$(10,225,602)	$(9,348,591)
Class C	(269,751)	(234,613)
Class I	(28,501,072)	(24,641,832)
Class R6	(6,700,234)	(1,708)(1)
Total distributions to shareholders	$(45,696,659)	$(34,226,744)
Capital share transactions:
Class A	$(3,337,870)	$(9,135,875)
Class C	1,012,065	(114,935)
Class I	(7,403,347)	75,802,981
Class R6	173,041,723	51,708(1)
Net increase in net assets from capital share transactions	$163,312,571	$66,603,879
Net increase in net assets	$233,401,991	$53,332,687
Net Assets
At beginning of year	$719,186,787	$665,854,100
At end of year	$952,588,778	$719,186,787

(1)	For the period from the commencement of operations, February 1, 2023, to September 30, 2023.

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$14.12	$14.36	$17.98	$17.37	$17.11
Income (Loss) From Operations
Net investment income(1)	$0.80	$0.70	$0.50	$0.49	$0.55
Net realized and unrealized gain (loss)	1.27	(0.24)	(3.61)	0.61	0.26
Total income (loss) from operations	$2.07	$0.46	$(3.11)	$1.10	$0.81
Less Distributions
From net investment income	$(0.79)	$(0.70)	$(0.51)	$(0.49)	$(0.54)
Tax return of capital	—	—	—	—	(0.01)
Total distributions	$(0.79)	$(0.70)	$(0.51)	$(0.49)	$(0.55)
Net asset value — End of year	$15.40	$14.12	$14.36	$17.98	$17.37
Total Return(2)	15.06%	3.14%	(17.56)%	6.41%	4.83%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$197,783	$184,563	$196,638	$272,840	$277,617
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.92%	0.93%	0.91%	0.92%	0.94%
Net expenses	0.92%(4)	0.93%(4)	0.91%(4)	0.92%	0.94%
Net investment income	5.40%	4.75%	3.05%	2.75%	3.21%
Portfolio Turnover	296%(5)	153%(5)	51%(5)	48%	74%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$14.11	$14.34	$17.96	$17.36	$17.10
Income (Loss) From Operations
Net investment income(1)	$0.69	$0.59	$0.38	$0.35	$0.42
Net realized and unrealized gain (loss)	1.27	(0.23)	(3.61)	0.61	0.26
Total income (loss) from operations	$1.96	$0.36	$(3.23)	$0.96	$0.68
Less Distributions
From net investment income	$(0.68)	$(0.59)	$(0.39)	$(0.36)	$(0.41)
Tax return of capital	—	—	—	—	(0.01)
Total distributions	$(0.68)	$(0.59)	$(0.39)	$(0.36)	$(0.42)
Net asset value — End of year	$15.39	$14.11	$14.34	$17.96	$17.36
Total Return(2)	14.21%	2.44%	(18.20)%	5.55%	4.06%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$6,923	$5,402	$5,613	$8,218	$9,655
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.67%	1.68%	1.66%	1.67%	1.69%
Net expenses	1.67%(4)	1.68%(4)	1.66%(4)	1.67%	1.69%
Net investment income	4.65%	4.00%	2.30%	1.99%	2.46%
Portfolio Turnover	296%(5)	153%(5)	51%(5)	48%	74%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$14.15	$14.39	$18.02	$17.41	$17.16
Income (Loss) From Operations
Net investment income(1)	$0.84	$0.73	$0.55	$0.53	$0.59
Net realized and unrealized gain (loss)	1.28	(0.23)	(3.62)	0.62	0.25
Total income (loss) from operations	$2.12	$0.50	$(3.07)	$1.15	$0.84
Less Distributions
From net investment income	$(0.83)	$(0.74)	$(0.56)	$(0.54)	$(0.57)
Tax return of capital	—	—	—	—	(0.02)
Total distributions	$(0.83)	$(0.74)	$(0.56)	$(0.54)	$(0.59)
Net asset value — End of year	$15.44	$14.15	$14.39	$18.02	$17.41
Total Return(2)	15.40%	3.40%	(17.36)%	6.66%	5.03%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$566,650	$529,174	$463,602	$502,756	$351,345
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.67%	0.68%	0.66%	0.67%	0.69%
Net expenses	0.67%(4)	0.68%(4)	0.66%(4)	0.67%	0.69%
Net investment income	5.65%	5.01%	3.33%	2.98%	3.45%
Portfolio Turnover	296%(5)	153%(5)	51%(5)	48%	74%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the years ended September 30, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30, 2024	Period Ended September 30, 2023(1)

Net asset value — Beginning of period	$14.15	$15.30
Income (Loss) From Operations
Net investment income(2)	$0.85	$0.51
Net realized and unrealized gain (loss)	1.28	(1.15)
Total income (loss) from operations	$2.13	$(0.64)
Less Distributions
From net investment income	$(0.84)	$(0.51)
Total distributions	$(0.84)	$(0.51)
Net asset value — End of period	$15.44	$14.15
Total Return(3)	15.46%	(4.22)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$181,233	$48
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.61%	0.63%(6)
Net expenses	0.61%(7)	0.63%(6)(7)
Net investment income	5.68%	5.22%(6)
Portfolio Turnover	296%(8)	153%(8)(9)

(1)	For the period from the commencement of operations, February 1, 2023, to September 30, 2023.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended September 30, 2024 and less than 0.005% of average daily net assets for the period ended September 30, 2023).
(8)	Includes the effect of To Be Announced (TBA) transactions.
(9)	For the year ended September 30, 2023.

See Notes to Financial Statements.

Calvert
Income Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar-denominated debt securities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third

Calvert
Income Fund
September 30, 2024
Notes to Financial Statements — continued

party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$91,843,525	$ —	$91,843,525
Collateralized Mortgage Obligations	—	53,895,413	—	53,895,413
Commercial Mortgage-Backed Securities	—	38,870,810	—	38,870,810
Corporate Bonds	—	582,814,295	—	582,814,295
Exchange-Traded Funds	2,535,000	—	—	2,535,000
High Social Impact Investments	—	2,028,850	—	2,028,850
Mutual Funds	15,092,039	—	—	15,092,039
Preferred Stocks	6,245,063	—	—	6,245,063
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	26,823,361	—	26,823,361
U.S. Government Agency Mortgage-Backed Securities	—	157,935,515	—	157,935,515
U.S. Treasury Obligations	—	13,270,077	—	13,270,077
Short-Term Investments:
Affiliated Fund	17,083,242	—	—	17,083,242
Securities Lending Collateral	19,417,423	—	—	19,417,423
U.S. Treasury Obligations	—	79,381,809	—	79,381,809
Total Investments	$60,372,767	$1,046,863,655	$ —	$1,107,236,422
Forward Foreign Currency Exchange Contracts	$ —	$65,170	$ —	$65,170
Futures Contracts	454,302	—	—	454,302
Total	$60,827,069	$1,046,928,825	$ —	$1,107,755,894
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(189,745)	$ —	$(189,745)
Futures Contracts	(262,552)	—	—	(262,552)
Total	$(262,552)	$(189,745)	$ —	$(452,297)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a

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Income Fund
September 30, 2024
Notes to Financial Statements — continued

realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments. At September 30, 2024, the Fund had sufficient cash and/or securities to cover these commitments.
G  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

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Income Fund
September 30, 2024
Notes to Financial Statements — continued

J  Credit Default Swaps— Swap contracts are privately negotiated agreements between a Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/ moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
L  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
M  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
N  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
O  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
P  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject

Calvert
Income Fund
September 30, 2024
Notes to Financial Statements — continued

to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the following annual rates of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $2 billion	0.400%
Over $2 billion up to and including $7.5 billion	0.375%
Over $7.5 billion up to and including $10 billion	0.350%
Over $10 billion	0.325%
For the year ended September 30, 2024, the investment advisory fee amounted to $3,287,180 or 0.40% of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $44,664 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.95%, 1.70%, 0.70% and 0.65% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the year ended September 30, 2024, no expenses were waived and/or reimbursed by CRM.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $986,154.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $475,779 and $58,428 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $12,038 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024. The Fund was also informed that EVD received $1,567 and $2,387 of contingent deferred sales charges (CDSC) paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $60,707 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated

Calvert
Income Fund
September 30, 2024
Notes to Financial Statements — continued

as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $924,389,213 and $836,159,355, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $1,704,090,483 and $1,614,281,893, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$45,696,659	$34,226,744
During the year ended September 30, 2024, accumulated loss was decreased by $61,004 and paid-in capital was decreased by $61,004 due to differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Deferred capital losses	$(274,679,539)
Late year ordinary losses	(522,761)
Net unrealized depreciation	(10,262,450)
Distributions payable	(308,090)
Accumulated loss	$(285,772,840)
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $274,679,539 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $7,896,154 are short-term and $266,783,385 are long-term.
Additionally, at September 30, 2024, the Fund had a late year ordinary loss of $522,761 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,117,488,097
Gross unrealized appreciation	$23,271,821
Gross unrealized depreciation	(33,523,496)
Net unrealized depreciation	$(10,251,675)

Calvert
Income Fund
September 30, 2024
Notes to Financial Statements — continued

5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, swap contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2024 is included in the Schedule of Investments. At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Credit Risk: During the year ended September 30, 2024, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: During the year ended September 30, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: During the year ended September 30, 2024, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $189,745. At September 30, 2024, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparties. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master
Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At September 30, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

Calvert
Income Fund
September 30, 2024
Notes to Financial Statements — continued

Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$65,170	$(189,745)
Interest rate	Futures contracts	Accumulated loss	454,302(1)	(262,552)(1)
Total			$519,472	$(452,297)
Derivatives not subject to master netting agreements			$454,302	$(262,552)
Total Derivatives subject to master netting agreements			$65,170	$(189,745)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of September 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
BNP Paribas	$65,170	$(65,170)	$ —	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
BNP Paribas	$(87,174)	$65,170	$ —	$ —	$(22,004)
UBS AG	(102,571)	—	—	—	(102,571)
	$(189,745)	$65,170	$ —	$ —	$(124,575)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Calvert
Income Fund
September 30, 2024
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended September 30, 2024 was as follows:
Statement of Operations Caption	Credit	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Investment securities(1)	$ —	$ —	$(112,454)	$(112,454)
Forward foreign currency exchange contracts	—	(351,602)	—	(351,602)
Futures contracts	—	—	7,486,751	7,486,751
Swap contracts (centrally cleared)	92,580	—	—	92,580
Total	$92,580	$(351,602)	$7,374,297	$7,115,275
Change in unrealized appreciation (depreciation):
Investment securities(1)	$ —	$ —	$(2,095)	$(2,095)
Forward foreign currency exchange contracts	—	(205,744)	—	(205,744)
Futures contracts	—	—	3,963,376	3,963,376
Total	$ —	$(205,744)	$3,961,281	$3,755,537

(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended September 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$342,759,000	$9,724,000	$11,845,000	$546,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average number of purchased options contracts outstanding during the year ended September 30, 2024, which is indicative of the volume of this derivative type, was 44 contracts.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2024, the total value of securities on loan, including accrued interest, was $28,659,577 and the total value of collateral received was $29,307,203, comprised of cash of $19,417,423 and U.S. government and/or agencies securities of $9,889,780.

Calvert
Income Fund
September 30, 2024
Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$19,417,423	$ —	$ —	$ —	$19,417,423
The carrying amount of the liability for deposits for securities loaned at September 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on
October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At September 30, 2024, the value of the Fund’s investment in the Notes and in issuers and funds that may be deemed to be affiliated was $36,739,131, which represents 3.9% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR + 2.692%), 5/15/36	$6,288,978	$ —	$ (6,576,000)	$108,879	$175,702	$ —	$ 335,107	$ —
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36	2,882,406	—	(3,045,000)	—	162,594	—	172,280	—
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	—	2,541,250	—	—	(6,250)	2,535,000	9,605	50,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	1,479,435	—	(1,500,000)	—	20,565	—	4,625	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	1,000,000	—	—	13,790	1,013,790	39,722	1,000,000

Calvert
Income Fund
September 30, 2024
Notes to Financial Statements — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	$ —	$ 1,000,000	$ —	$ —	$ 15,060	$ 1,015,060	$ 1,528	$ 1,000,000
Mutual Funds
Calvert Floating-Rate Advantage Fund, Class R6	—	15,170,663	—	—	(78,624)	15,092,039	722,630	1,686,261
Short-Term Investments
Liquidity Fund	9,680,308	583,260,379	(575,857,445)	—	—	17,083,242	1,588,846	17,083,242
Total				$108,879	$302,837	$36,739,131	$2,874,343

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,361,231	$20,185,064	830,597	$12,180,126
Reinvestment of distributions	617,075	9,132,170	569,145	8,329,979
Shares redeemed	(2,206,489)	(32,655,104)	(2,026,205)	(29,645,980)
Net decrease	(228,183)	$(3,337,870)	(626,463)	$(9,135,875)
Class C
Shares sold	145,999	$2,182,863	74,071	$1,093,099
Reinvestment of distributions	17,187	254,408	15,054	220,166
Shares redeemed	(96,145)	(1,425,206)	(97,563)	(1,428,200)
Net increase (decrease)	67,041	$1,012,065	(8,438)	$(114,935)
Class I
Shares sold	16,342,941	$242,280,021	15,016,030	$220,925,598
Reinvestment of distributions	1,798,002	26,656,310	1,587,364	23,271,520
Shares redeemed	(18,819,612)	(276,339,678)	(11,432,431)	(168,394,137)
Net increase (decrease)	(678,669)	$(7,403,347)	5,170,963	$75,802,981
Class R6
Shares sold	13,328,714	$196,878,044	3,268	$50,000
Reinvestment of distributions	445,844	6,681,448	116	1,708
Shares redeemed	(2,038,929)	(30,517,769)	—	—
Net increase	11,735,629	$173,041,723	3,384	$51,708

(1)	For Class R6, for the period from the commencement of operations, February 1, 2023, to September 30, 2023.

Calvert
Income Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Calvert Fund and Shareholders of Calvert Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Income Fund (the “Fund”) (one of the funds constituting The Calvert Fund), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended September 30, 2020 were audited by other auditors whose report, dated November 20, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of September 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.

Calvert
Income Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Fund designates approximately $149,239, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended September 30, 2024, the Fund designates 91.53% of distributions from net investment income as a 163(j) interest dividend.

Calvert
Income Fund
September 30, 2024
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
Income Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe and the benchmark index for the one-, three- and five-year periods ended December 31, 2023. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.

Calvert
Income Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) and the Fund’s total expenses were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

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CFICX-NCSR 9.30.24

Calvert
High Yield Bond Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
High Yield Bond Fund

Calvert
High Yield Bond Fund
September 30, 2024
Schedule of Investments

Common Stocks — 0.4%

Security	Shares	Value
Environmental — 0.4%
GFL Environmental, Inc.(1)	47,500	$ 1,894,300
Total Common Stocks (identified cost $1,099,104)		$ 1,894,300

Convertible Bonds — 0.5%

Security	Principal Amount (000's omitted)	Value
Utilities — 0.5%
NextEra Energy Partners LP, 2.50%, 6/15/26(2)	$2,457	$ 2,318,689
Total Convertible Bonds (identified cost $2,260,737)		$ 2,318,689

Corporate Bonds — 84.1%

Security	Principal Amount* (000's omitted)		Value
Aerospace — 1.3%
Amentum Escrow Corp., 7.25%, 8/1/32(2)		2,219	$ 2,317,851
Moog, Inc., 4.25%, 12/15/27(2)		1,357	1,318,994
Science Applications International Corp., 4.875%, 4/1/28(2)		2,268	2,222,967
			$ 5,859,812
Automotive & Auto Parts — 2.8%
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(3)	EUR	1,272	$ 1,413,501
6.25%, 5/15/26(2)		420	420,164
8.50%, 5/15/27(2)		3,491	3,508,912
Ford Motor Co.:
4.75%, 1/15/43		2,109	1,748,644
7.45%, 7/16/31(1)		356	393,594
9.625%, 4/22/30		1,157	1,372,319
Ford Motor Credit Co. LLC:
2.90%, 2/16/28		241	223,828
3.625%, 6/17/31		824	731,224
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(2)		2,139	1,862,435
Wand NewCo 3, Inc., 7.625%, 1/30/32(2)		1,619	1,706,730
			$13,381,351
Banks & Thrifts — 0.4%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(4)(5)		2,066	$2,053,243
			$2,053,243
Security	Principal Amount* (000's omitted)		Value
Broadcasting — 0.4%
Playtika Holding Corp., 4.25%, 3/15/29(2)		1,887	$ 1,733,391
			$ 1,733,391
Building Materials — 2.6%
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)(2)		1,637	$ 1,517,312
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)(2)		837	815,095
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(2)		3,107	3,121,404
Standard Building Solutions, Inc., 6.50%, 8/15/32(2)		560	580,327
Standard Industries, Inc.:
2.25%, 11/21/26(3)	EUR	1,157	1,246,034
3.375%, 1/15/31(2)		1,121	999,634
4.375%, 7/15/30(2)		1,128	1,068,478
4.75%, 1/15/28(2)		2,000	1,960,711
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(2)		1,042	1,104,806
			$12,413,801
Cable/Satellite TV — 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(2)		1,186	$1,046,502
4.50%, 8/15/30(2)		1,574	1,427,945
4.75%, 3/1/30(2)		2,829	2,604,340
5.00%, 2/1/28(2)		1,000	973,502
5.375%, 6/1/29(2)		687	662,600
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(2)		295	289,848
Sunrise HoldCo IV BV, 5.50%, 1/15/28(2)		766	763,277
			$7,768,014
Capital Goods — 2.6%
Arcosa, Inc., 6.875%, 8/15/32(2)		885	$926,953
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(2)(6)		1,125	1,143,909
Calderys Financing LLC, 11.25%, 6/1/28(2)		2,000	2,152,534
Chart Industries, Inc., 9.50%, 1/1/31(2)		1,389	1,515,214
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(1)(2)		1,144	1,008,134
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(2)		1,516	1,565,035
Esab Corp., 6.25%, 4/15/29(2)		1,544	1,587,708
Madison IAQ LLC, 5.875%, 6/30/29(1)(2)		2,310	2,251,113
			$12,150,600
Chemicals — 3.1%
Avient Corp.:
6.25%, 11/1/31(2)		800	$820,742
7.125%, 8/1/30(2)		2,183	2,278,194
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(2)		1,465	1,459,377
Herens Holdco SARL, 4.75%, 5/15/28(2)		1,787	1,561,437

1
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(2)		2,535	$ 2,354,451
Olympus Water U.S. Holding Corp.:
7.25%, 6/15/31(2)		1,000	1,041,540
9.75%, 11/15/28(2)		2,339	2,499,242
SNF Group SACA:
2.625%, 2/1/29(3)	EUR	1,289	1,356,772
2.625%, 2/1/29(2)	EUR	100	105,258
WR Grace Holdings LLC, 4.875%, 6/15/27(2)		1,163	1,147,467
			$14,624,480
Consumer Products — 2.7%
Acushnet Co., 7.375%, 10/15/28(2)		2,071	$2,185,191
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29(2)(7)		1,320	1,322,904
Edgewell Personal Care Co.:
4.125%, 4/1/29(2)		1,333	1,262,334
5.50%, 6/1/28(2)		954	949,299
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(3)	EUR	262	275,790
Masterbrand, Inc., 7.00%, 7/15/32(1)(2)		1,827	1,916,198
Spectrum Brands, Inc., 3.875%, 3/15/31(2)		2,313	2,036,581
Tempur Sealy International, Inc., 3.875%, 10/15/31(2)		2,860	2,552,385
			$12,500,682
Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(3)	EUR	850	$807,893
4.00%, 9/1/29(1)(2)		1,477	1,319,748
Ball Corp., 6.875%, 3/15/28		802	831,215
Berry Global, Inc., 5.625%, 7/15/27(1)(2)		779	778,849
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(2)		1,786	1,674,021
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,147,692
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		554	552,524
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)(2)		1,111	1,142,755
Trivium Packaging Finance BV:
5.50%, 8/15/26(2)		1,852	1,846,415
8.50%, 8/15/27(2)		660	662,235
			$10,763,347
Diversified Financial Services — 5.0%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(2)		1,831	$1,878,729
Ally Financial, Inc., 4.70% to 5/15/26(4)(5)		1,966	1,719,395
Boost Newco Borrower LLC, 7.50%, 1/15/31(2)		1,072	1,151,196
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(2)		3,495	3,516,767
CI Financial Corp., 4.10%, 6/15/51		1,110	774,096
Compass Group Diversified Holdings LLC:
5.00%, 1/15/32(1)(2)		721	664,843
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
Compass Group Diversified Holdings LLC: (continued)
5.25%, 4/15/29(2)	1,888	$ 1,835,815
Focus Financial Partners LLC, 6.75%, 9/15/31(2)	1,025	1,035,451
Hightower Holding LLC, 9.125%, 1/31/30(2)	1,553	1,622,160
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(2)	370	385,364
6.50%, 3/26/31(2)	536	566,133
8.125%, 3/30/29(2)	1,190	1,261,521
MSCI, Inc.:
3.625%, 9/1/30(2)	1,178	1,109,216
3.875%, 2/15/31(2)	1,435	1,359,084
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(2)	953	915,668
3.625%, 3/1/29(2)	1,699	1,598,939
4.00%, 10/15/33(2)	255	228,003
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(2)	1,792	1,872,303
		$23,494,683
Diversified Media — 1.8%
Arches Buyer, Inc.:
4.25%, 6/1/28(1)(2)	565	$520,422
6.125%, 12/1/28(2)	1,493	1,279,662
Cars.com, Inc., 6.375%, 11/1/28(2)	1,968	1,983,778
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(1)(2)	1,700	1,522,612
7.875%, 4/1/30(2)	1,072	1,121,887
Stagwell Global LLC, 5.625%, 8/15/29(2)	2,298	2,223,518
		$8,651,879
Entertainment/Film — 0.7%
Cinemark USA, Inc.:
5.25%, 7/15/28(1)(2)	1,517	$1,492,842
7.00%, 8/1/32(2)	1,725	1,802,218
		$3,295,060
Environmental — 2.0%
Clean Harbors, Inc.:
4.875%, 7/15/27(2)	500	$493,331
5.125%, 7/15/29(2)	1,000	988,339
6.375%, 2/1/31(2)	280	287,100
GFL Environmental, Inc.:
3.50%, 9/1/28(2)	1,631	1,554,122
3.75%, 8/1/25(2)	387	384,208
4.00%, 8/1/28(2)	1,500	1,441,902
4.75%, 6/15/29(1)(2)	1,389	1,356,100
Reworld Holding Corp.:
4.875%, 12/1/29(2)	1,948	1,835,367
5.00%, 9/1/30	700	658,077

2
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Environmental (continued)
Wrangler Holdco Corp., 6.625%, 4/1/32(2)		565	$ 587,767
			$ 9,586,313
Food & Drug Retail — 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(2)		2,108	$ 2,080,082
5.875%, 2/15/28(2)		1,295	1,304,629
Ingles Markets, Inc., 4.00%, 6/15/31(2)		2,660	2,435,369
			$ 5,820,080
Food, Beverage & Tobacco — 4.1%
BellRing Brands, Inc., 7.00%, 3/15/30(2)		2,032	$2,128,648
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(2)		2,518	2,454,676
7.625%, 7/1/29(2)		1,815	1,908,239
Darling Ingredients, Inc.:
5.25%, 4/15/27(2)		500	497,843
6.00%, 6/15/30(2)		711	718,465
Performance Food Group, Inc.:
4.25%, 8/1/29(2)		2,496	2,376,031
5.50%, 10/15/27(2)		1,727	1,723,791
6.125%, 9/15/32(2)		825	844,062
Pilgrim's Pride Corp.:
3.50%, 3/1/32		2,000	1,777,428
6.875%, 5/15/34		575	638,854
Triton Water Holdings, Inc., 6.25%, 4/1/29(2)		1,660	1,659,826
U.S. Foods, Inc., 4.75%, 2/15/29(2)		2,490	2,430,167
			$19,158,030
Healthcare — 9.6%
AHP Health Partners, Inc., 5.75%, 7/15/29(2)		1,259	$1,239,660
AMN Healthcare, Inc.:
4.00%, 4/15/29(1)(2)		1,496	1,399,951
4.625%, 10/1/27(2)		122	119,361
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)(2)		3,550	3,412,901
Avantor Funding, Inc.:
3.875%, 7/15/28(3)	EUR	600	666,507
4.625%, 7/15/28(2)		1,022	999,697
Catalent Pharma Solutions, Inc.:
2.375%, 3/1/28(3)	EUR	893	978,993
3.50%, 4/1/30(2)		581	571,948
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(2)		1,699	1,788,644
Encompass Health Corp., 4.75%, 2/1/30		1,247	1,219,811
Fortrea Holdings, Inc., 7.50%, 7/1/30(2)		1,639	1,651,809
HealthEquity, Inc., 4.50%, 10/1/29(2)		2,021	1,955,697
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(2)		3,390	3,631,276
IQVIA, Inc.:
2.25%, 3/15/29(3)	EUR	769	804,551
Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
IQVIA, Inc.: (continued)
5.00%, 5/15/27(2)	594	$ 590,895
Legacy LifePoint Health LLC, 4.375%, 2/15/27(2)	1,260	1,236,716
LifePoint Health, Inc.:
5.375%, 1/15/29(1)(2)	2,679	2,533,928
9.875%, 8/15/30(2)	655	721,977
10.00%, 6/1/32(2)	295	324,682
Medline Borrower LP, 5.25%, 10/1/29(2)	3,989	3,916,890
Molina Healthcare, Inc.:
3.875%, 11/15/30(2)	2,357	2,191,217
3.875%, 5/15/32(2)	1,089	996,802
4.375%, 6/15/28(2)	1,481	1,441,077
Option Care Health, Inc., 4.375%, 10/31/29(2)	2,368	2,251,822
Perrigo Finance Unlimited Co.:
4.375%, 3/15/26	750	749,630
4.90%, 6/15/30(1)	2,023	1,971,796
4.90%, 12/15/44	513	429,276
Prestige Brands, Inc., 3.75%, 4/1/31(2)	597	547,255
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	2,130	2,225,899
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(2)(6)	66	74,250
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(2)	1,826	1,893,578
Varex Imaging Corp., 7.875%, 10/15/27(2)	784	801,082
		$45,339,578
Homebuilders/Real Estate — 5.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(2)	312	$299,784
4.625%, 4/1/30(2)	1,628	1,561,115
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(2)	1,124	1,120,524
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(1)(2)	2,496	2,381,063
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(2)	2,032	2,052,322
8.875%, 9/1/31(2)	1,127	1,231,448
Dycom Industries, Inc., 4.50%, 4/15/29(2)	1,630	1,574,996
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(2)	3,520	3,741,331
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(2)	679	658,008
3.75%, 9/15/30(1)(2)	1,740	1,572,522
KB Home:
4.00%, 6/15/31	75	69,438
4.80%, 11/15/29	491	484,873
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(1)(2)	2,416	2,297,785
7.375%, 2/15/31(2)	1,187	1,268,221
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(2)(7)	380	382,839
Starwood Property Trust, Inc., 3.75%, 12/31/24(2)	750	746,372

3
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount* (000's omitted)		Value
Homebuilders/Real Estate (continued)
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(2)		1,309	$ 1,301,596
5.75%, 1/15/28(2)		306	311,614
TopBuild Corp.:
3.625%, 3/15/29(2)		1,000	933,377
4.125%, 2/15/32(2)		2,051	1,891,135
			$ 25,880,363
Insurance — 3.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
6.75%, 10/15/27(2)		4,251	$4,238,438
7.00%, 1/15/31(2)		1,104	1,135,324
7.375%, 10/1/32(2)		230	233,474
AmWINS Group, Inc., 4.875%, 6/30/29(2)		2,183	2,095,033
AssuredPartners, Inc., 5.625%, 1/15/29(2)		2,300	2,216,222
GTCR AP Finance, Inc., 8.00%, 5/15/27(2)		1,473	1,473,980
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(2)		1,664	1,811,008
Panther Escrow Issuer LLC, 7.125%, 6/1/31(2)		1,313	1,378,248
Ryan Specialty LLC, 5.875%, 8/1/32(2)		1,387	1,411,066
			$15,992,793
Leisure — 0.9%
Boyne USA, Inc., 4.75%, 5/15/29(1)(2)		2,265	$2,179,113
Life Time, Inc.:
5.75%, 1/15/26(2)		960	961,602
8.00%, 4/15/26(2)		1,172	1,183,721
			$4,324,436
Metals/Mining — 2.3%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(2)		2,781	$3,146,614
Constellium SE:
3.125%, 7/15/29(3)	EUR	1,150	1,230,181
5.625%, 6/15/28(1)(2)		1,000	998,818
Hudbay Minerals, Inc.:
4.50%, 4/1/26(2)		1,721	1,703,778
6.125%, 4/1/29(2)		995	1,010,159
Novelis Corp.:
3.25%, 11/15/26(2)		500	482,934
3.875%, 8/15/31(2)		1,500	1,372,743
4.75%, 1/30/30(2)		927	899,534
			$10,844,761
Paper — 0.0%(8)
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(2)(9)		1,451	$62,937
			$62,937
Security	Principal Amount* (000's omitted)	Value
Publishing/Printing — 1.0%
Cimpress PLC, 7.375%, 9/15/32(2)	500	$ 504,675
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(2)	1,345	1,330,264
7.375%, 9/1/31(2)	860	892,988
8.00%, 8/1/29(2)	1,906	1,914,419
		$ 4,642,346
Railroad — 0.5%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(2)	2,355	$ 2,456,576
		$2,456,576
Restaurants — 0.8%
Dave & Buster's, Inc., 7.625%, 11/1/25(2)	2,154	$2,157,552
Yum! Brands, Inc., 3.625%, 3/15/31	1,824	1,686,367
		$3,843,919
Services — 7.5%
Adtalem Global Education, Inc., 5.50%, 3/1/28(2)	2,602	$2,579,675
APi Group DE, Inc., 4.75%, 10/15/29(2)	2,577	2,485,110
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(2)	2,514	2,524,539
Clarivate Science Holdings Corp., 4.875%, 7/1/29(2)	1,293	1,244,894
EquipmentShare.com, Inc., 8.625%, 5/15/32(2)	1,154	1,212,101
Gartner, Inc.:
3.625%, 6/15/29(2)	788	752,785
3.75%, 10/1/30(2)	333	312,832
4.50%, 7/1/28(2)	1,143	1,132,273
Imola Merger Corp., 4.75%, 5/15/29(2)	3,207	3,132,136
Korn Ferry, 4.625%, 12/15/27(2)	2,366	2,314,635
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(2)	621	608,887
NESCO Holdings II, Inc., 5.50%, 4/15/29(2)	1,954	1,803,185
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(2)	1,504	1,556,771
7.75%, 3/15/31(2)	347	369,992
Summer BC Bidco B LLC, 5.50%, 10/31/26(2)	1,617	1,598,722
VT Topco, Inc., 8.50%, 8/15/30(2)	3,471	3,706,827
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(2)	2,797	2,784,350
WESCO Distribution, Inc.:
6.625%, 3/15/32(2)	400	417,141
7.25%, 6/15/28(2)	2,479	2,540,432
Windsor Holdings III LLC, 8.50%, 6/15/30(2)	2,032	2,176,126
		$35,253,413
Steel — 0.4%
TMS International Corp., 6.25%, 4/15/29(2)	2,043	$1,947,511
		$1,947,511
Super Retail — 5.9%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$673,225

4
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Super Retail (continued)
Asbury Automotive Group, Inc.: (continued)
4.625%, 11/15/29(2)	398	$ 379,882
4.75%, 3/1/30	1,118	1,070,979
5.00%, 2/15/32(1)(2)	162	153,722
Bath & Body Works, Inc.:
6.625%, 10/1/30(2)	435	443,876
6.75%, 7/1/36	196	202,208
6.95%, 3/1/33	1,244	1,261,102
9.375%, 7/1/25(2)	578	594,849
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(2)	2,361	2,498,467
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(2)	1,776	1,874,511
Group 1 Automotive, Inc.:
4.00%, 8/15/28(2)	1,761	1,681,608
6.375%, 1/15/30(2)	380	386,987
Hanesbrands, Inc., 9.00%, 2/15/31(1)(2)	1,340	1,447,661
Ken Garff Automotive LLC, 4.875%, 9/15/28(2)	1,490	1,444,596
LCM Investments Holdings II LLC:
4.875%, 5/1/29(2)	2,095	2,014,725
8.25%, 8/1/31(2)	209	222,090
Lithia Motors, Inc.:
3.875%, 6/1/29(2)	958	894,799
4.375%, 1/15/31(2)	1,324	1,233,013
4.625%, 12/15/27(2)	1,173	1,147,832
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)(2)	2,343	2,253,350
NMG Holding Co., Inc./Neiman Marcus Group LLC, 8.50%, 10/1/28(2)	1,148	1,169,559
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(2)	1,709	1,640,039
7.75%, 2/15/29(2)	435	429,841
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)(2)	2,129	2,000,590
4.875%, 11/15/31(1)(2)	816	753,873
		$27,873,384
Technology — 4.9%
Ciena Corp., 4.00%, 1/31/30(1)(2)	1,403	$1,327,741
Cloud Software Group, Inc.:
6.50%, 3/31/29(2)	1,282	1,276,630
9.00%, 9/30/29(2)	2,446	2,491,178
Coherent Corp., 5.00%, 12/15/29(1)(2)	995	973,960
Fair Isaac Corp., 4.00%, 6/15/28(2)	2,050	1,985,310
Insight Enterprises, Inc., 6.625%, 5/15/32(2)	1,561	1,630,705
McAfee Corp., 7.375%, 2/15/30(1)(2)	2,194	2,142,085
NCR Voyix Corp., 5.125%, 4/15/29(2)	219	214,494
ON Semiconductor Corp., 3.875%, 9/1/28(2)	1,804	1,721,606
Open Text Holdings, Inc., 4.125%, 2/15/30(2)	1,352	1,270,440
Rocket Software, Inc., 9.00%, 11/28/28(2)	870	908,645
Seagate HDD Cayman:
4.091%, 6/1/29	328	315,259
Security	Principal Amount* (000's omitted)		Value
Technology (continued)
Seagate HDD Cayman: (continued)
9.625%, 12/1/32		1,327	$ 1,541,626
Sensata Technologies, Inc.:
3.75%, 2/15/31(2)		1,511	1,385,037
4.375%, 2/15/30(2)		199	190,376
SS&C Technologies, Inc., 5.50%, 9/30/27(2)		1,172	1,172,395
VM Consolidated, Inc., 5.50%, 4/15/29(2)		2,312	2,293,571
			$ 22,841,058
Telecommunications — 2.6%
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)(2)		1,745	$1,690,879
Iliad Holding SASU:
6.50%, 10/15/26(2)		562	568,559
7.00%, 10/15/28(2)		625	636,351
8.50%, 4/15/31(2)		580	624,356
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)(2)		266	215,801
Sable International Finance Ltd., 7.125%, 10/15/32(2)(7)		540	542,522
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(2)		1,107	1,062,602
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(3)	GBP	283	350,472
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(2)		1,425	1,374,530
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(2)		1,540	1,372,344
7.75%, 4/15/32(2)		520	534,419
Zegona Finance PLC, 8.625%, 7/15/29(2)		1,565	1,673,572
Ziggo Bond Co. BV:
5.125%, 2/28/30(1)(2)		383	353,474
6.00%, 1/15/27(2)		710	710,239
Ziggo BV, 4.875%, 1/15/30(2)		506	481,362
			$12,191,482
Transport Excluding Air & Rail — 0.4%
Seaspan Corp., 5.50%, 8/1/29(2)		1,874	$1,786,558
			$1,786,558
Utilities — 3.7%
Clearway Energy Operating LLC, 4.75%, 3/15/28(2)		1,221	$1,199,079
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(2)		1,228	1,150,169
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(2)		2,436	2,298,951
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(2)		924	903,497
NRG Energy, Inc.:
3.375%, 2/15/29(2)		3,063	2,857,902
5.75%, 1/15/28		1,021	1,029,403
10.25% to 3/15/28(2)(4)(5)		1,354	1,528,414
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(2)		1,635	1,582,971

5
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount* (000's omitted)	Value
Utilities (continued)
TerraForm Power Operating LLC:
4.75%, 1/15/30(2)	1,050	$ 1,005,814
5.00%, 1/31/28(2)	1,402	1,388,173
TransAlta Corp., 7.75%, 11/15/29	2,246	2,374,345
		$ 17,318,718
Total Corporate Bonds (identified cost $395,061,478)		$395,854,599

Preferred Stocks — 0.4%

Security	Shares	Value
Services — 0.4%
WESCO International, Inc., Series A, 10.625% to 6/22/25(4)(5)	73,129	$ 1,890,384
Total Preferred Stocks (identified cost $1,995,798)		$ 1,890,384

Senior Floating-Rate Loans — 8.6%(10)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.8%
American Airlines, Inc., Term Loan, 10.294%, (SOFR + 4.75%), 4/20/28	$3,702	$ 3,808,838
		$ 3,808,838
Automotive & Auto Parts — 0.2%
Clarios Global LP, Term Loan, 7.345%, (SOFR + 2.50%), 5/6/30	$1,080	$ 1,082,475
		$ 1,082,475
Broadcasting — 0.2%
ABG Intermediate Holdings 2 LLC:
Term Loan, 12/21/28(11)	$144	$ 144,413
Term Loan, 7.596%, (SOFR + 2.75%), 12/21/28	1,054	1,056,551
		$1,200,964
Capital Goods — 0.3%
EMRLD Borrower LP, Term Loan, 7.557%, (SOFR + 2.50%), 5/31/30	$1,333	$1,331,392
		$1,331,392
Food, Beverage & Tobacco — 0.5%
Triton Water Holdings, Inc., Term Loan, 8.115%, (SOFR + 3.25%), 3/31/28	$2,195	$2,193,993
		$2,193,993
Borrower/Description	Principal Amount (000's omitted)	Value
Healthcare — 0.9%
Jazz Financing Lux SARL, Term Loan, 7.095%, (SOFR + 2.25%), 5/5/28	$1,399	$ 1,399,465
Pluto Acquisition I, Inc.:
Term Loan, 10.364%, (SOFR + 5.50%), 6/20/28	398	403,627
Term Loan - Second Lien, 9.132%, (SOFR + 4.00%), 9/20/28	1,067	983,924
Team Health Holdings, Inc., Term Loan, 10.502%, (SOFR + 5.25%), 3/2/27	1,442	1,384,337
		$ 4,171,353
Insurance — 1.0%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.354%, (SOFR + 4.75%), 5/6/32	$4,440	$ 4,521,865
		$4,521,865
Paper — 0.2%
Enviva Partners LP/Fin C:
DIP Loan, 7.713%, (SOFR + 8.00%), 12/13/24(12)	$484	$495,739
DIP Loan, 13.016%, (SOFR + 8.00%), 12/13/24	193	228,926
Term Loan, 13.301%, (SOFR + 8.00%), 12/13/24	290	343,390
		$1,068,055
Restaurants — 0.6%
IRB Holding Corp., Term Loan, 7.695%, (SOFR + 2.75%), 12/15/27	$2,881	$2,880,793
		$2,880,793
Services — 0.6%
AlixPartners LLP, Term Loan, 7.46%, (SOFR + 2.50%), 2/4/28	$2,946	$2,953,203
		$2,953,203
Super Retail — 1.5%
Hanesbrands, Inc., Term Loan, 8.596%, (SOFR + 3.75%), 3/8/30	$1,532	$1,532,222
Mavis Tire Express Services Corp., Term Loan, 8.345%, (SOFR + 3.50%), 5/4/28	1,718	1,719,014
Petco Health & Wellness Co., Inc., Term Loan, 8.115%, (SOFR + 3.25%), 3/3/28	1,227	1,169,313
PetSmart, Inc., Term Loan, 8.696%, (SOFR + 3.75%), 2/11/28	2,780	2,759,965
		$7,180,514
Technology — 1.8%
Cloud Software Group, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 3/30/29(13)	$2,088	$2,081,302
Fortress Intermediate 3, Inc., Term Loan, 8.595%, (SOFR + 3.75%), 6/27/31	4,215	4,208,416
Riverbed Technology, Inc., Term Loan, 9.104%, (SOFR + 4.50%), 7.104% cash, 2.00% PIK, 7/1/28	410	254,654

6
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Schedule of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Technology (continued)
Travelport Finance (Luxembourg) SARL, Term Loan, 13.593%, (SOFR + 8.00%), 9/30/28	$2,006	$ 1,742,570
		$ 8,286,942
Total Senior Floating-Rate Loans (identified cost $40,796,823)		$ 40,680,387

Miscellaneous — 0.0%

Security	Principal Amount	Value
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(14)(15)	$679,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 10.4%
Affiliated Fund — 4.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(16)	21,244,985	$ 21,244,985
Total Affiliated Fund (identified cost $21,244,985)		$ 21,244,985
Securities Lending Collateral — 5.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(17)	27,890,288	$ 27,890,288
Total Securities Lending Collateral (identified cost $27,890,288)		$ 27,890,288
Total Short-Term Investments (identified cost $49,135,273)		$ 49,135,273
Total Investments — 104.4% (identified cost $490,349,213)		$491,773,632

Less Unfunded Loan Commitments — (0.1)%	$ (290,189)
Net Investments — 104.3% (identified cost $490,059,024)	$491,483,443
Other Assets, Less Liabilities — (4.3)%	$(20,468,092)

Net Assets — 100.0%	$471,015,351

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $29,780,872.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $359,341,123 or 76.3% of the Fund's net assets.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of these securities is $9,130,694 or 2.0% of the Fund's net assets.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(7)	When-issued security.
(8)	Amount is less than 0.05%.
(9)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.

7
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Schedule of Investments — continued

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	This Senior Loan will settle after September 30, 2024, at which time the interest rate will be determined.
(12)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2024, the total value of unfunded loan commitments is $297,443. See Note 1F for description.
(13)	The stated interest rate represents the weighted average interest rate at September 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(14)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(15)	Non-income producing security.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(17)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	104,411	USD	116,332	State Street Bank and Trust Company	10/31/24	$34	$ —
EUR	68,881	USD	76,741	State Street Bank and Trust Company	10/31/24	26	—
EUR	53,605	USD	59,998	State Street Bank and Trust Company	10/31/24	—	(256)
USD	133,058	EUR	120,493	State Street Bank and Trust Company	10/31/24	—	(1,230)
USD	4,318,848	EUR	3,973,709	State Street Bank and Trust Company	10/31/24	—	(109,816)
USD	4,573,302	EUR	4,210,451	State Street Bank and Trust Company	10/31/24	—	(119,209)
USD	13,533	GBP	10,560	State Street Bank and Trust Company	10/31/24	—	(585)
USD	328,935	GBP	255,726	State Street Bank and Trust Company	10/31/24	—	(12,954)
						$60	$(244,050)

Abbreviations:
DIP	– Debtor In Possession
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
8
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $468,814,039) - including $29,780,872 of securities on loan	$470,238,458
Investments in securities of affiliated issuers, at value (identified cost $21,244,985)	21,244,985
Receivable for open forward foreign currency exchange contracts	60
Cash	3,830,751
Cash denominated in foreign currency, at value (cost $2,293)	2,344
Deposits for derivatives collateral - forward foreign currency exchange contracts	300,000
Receivable for investments sold	2,627,707
Receivable for capital shares sold	584,579
Interest receivable	6,897,075
Dividends receivable - affiliated	83,276
Securities lending income receivable	14,094
Tax reclaims receivable	102
Receivable from affiliates	16,400
Trustees' deferred compensation plan	156,516
Total assets	$505,996,347
Liabilities
Payable for open forward foreign currency exchange contracts	$244,050
Payable for investments purchased	3,265,962
Payable for when-issued securities	2,240,000
Payable for capital shares redeemed	548,446
Distributions payable	221,390
Deposits for securities loaned	27,890,288
Payable to affiliates:
Investment advisory fee	180,995
Administrative fee	45,820
Distribution and service fees	14,102
Sub-transfer agency fee	9,125
Trustees' deferred compensation plan	156,516
Accrued expenses	164,302
Total liabilities	$34,980,996
Net Assets	$471,015,351
Sources of Net Assets
Paid-in capital	$520,218,008
Accumulated loss	(49,202,657)
Net Assets	$471,015,351
Class A Shares
Net Assets	$61,223,091
Shares Outstanding	2,443,009
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$25.06
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$25.90
9
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Statement of Assets and Liabilities — continued

September 30, 2024
Class C Shares
Net Assets	$1,969,583
Shares Outstanding	77,383
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$25.45
Class I Shares
Net Assets	$328,004,118
Shares Outstanding	13,278,125
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$24.70
Class R6 Shares
Net Assets	$79,818,559
Shares Outstanding	3,229,745
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$24.71

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $293)	$138,348
Dividend income - affiliated issuers	995,153
Interest income	26,376,654
Securities lending income, net	136,701
Other income	90,778
Total investment income	$27,737,634
Expenses
Investment advisory fee	$2,077,171
Administrative fee	519,292
Distribution and service fees:
Class A	136,994
Class C	18,486
Trustees' fees and expenses	26,294
Custodian fees	12,658
Transfer agency fees and expenses	381,945
Accounting fees	100,342
Professional fees	59,718
Registration fees	78,705
Reports to shareholders	24,558
Miscellaneous	35,480
Total expenses	$3,471,643
Waiver and/or reimbursement of expenses by affiliates	$(72,848)
Net expenses	$3,398,795
Net investment income	$24,338,839
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(13,257,333)
Foreign currency transactions	1,831
Forward foreign currency exchange contracts	366,820
Net realized loss	$(12,888,682)
Change in unrealized appreciation (depreciation):
Investment securities	$43,969,594
Foreign currency	4,587
Forward foreign currency exchange contracts	(695,686)
Net change in unrealized appreciation (depreciation)	$43,278,495
Net realized and unrealized gain	$30,389,813
Net increase in net assets from operations	$54,728,652
11
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$24,338,839	$22,948,275
Net realized loss	(12,888,682)	(18,604,571)
Net change in unrealized appreciation (depreciation)	43,278,495	31,233,611
Net increase in net assets from operations	$54,728,652	$35,577,315
Distributions to shareholders:
Class A	$(3,016,468)	$(2,455,800)
Class C	(87,800)	(122,960)
Class I	(17,335,690)	(16,512,044)
Class R6	(4,369,934)	(4,258,271)
Total distributions to shareholders	$(24,809,892)	$(23,349,075)
Capital share transactions:
Class A	$9,248,981	$(107,692)
Class C	(555,140)	(692,976)
Class I	4,842,424	(5,307,961)
Class R6	727,770	(13,687,695)
Net increase (decrease) in net assets from capital share transactions	$14,264,035	$(19,796,324)
Net increase (decrease) in net assets	$44,182,795	$(7,568,084)
Net Assets
At beginning of year	$426,832,556	$434,400,640
At end of year	$471,015,351	$426,832,556
12
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$23.37	$22.73	$27.47	$26.56	$27.20
Income (Loss) From Operations
Net investment income(1)	$1.31	$1.19	$1.03	$1.08	$1.15
Net realized and unrealized gain (loss)	1.72	0.67	(4.71)	0.95	(0.56)
Total income (loss) from operations	$3.03	$1.86	$(3.68)	$2.03	$0.59
Less Distributions
From net investment income	$(1.34)	$(1.22)	$(1.06)	$(1.12)	$(1.23)
Total distributions	$(1.34)	$(1.22)	$(1.06)	$(1.12)	$(1.23)
Net asset value — End of year	$25.06	$23.37	$22.73	$27.47	$26.56
Total Return(2)	13.27%	8.24%	(13.69)%	7.74%	2.30%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$61,223	$48,172	$46,982	$55,740	$49,682
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.03%	1.02%	1.02%	1.01%	1.04%
Net expenses	1.01%(4)	1.02%(4)	1.02%(4)	1.01%	1.02%
Net investment income	5.39%	5.07%	4.03%	3.95%	4.36%
Portfolio Turnover	41%	24%	28%	43%	49%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).
13
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$23.74	$23.08	$27.89	$26.98	$27.62
Income (Loss) From Operations
Net investment income(1)	$1.14	$1.03	$0.84	$0.89	$0.96
Net realized and unrealized gain (loss)	1.74	0.69	(4.76)	0.95	(0.55)
Total income (loss) from operations	$2.88	$1.72	$(3.92)	$1.84	$0.41
Less Distributions
From net investment income	$(1.17)	$(1.06)	$(0.89)	$(0.93)	$(1.05)
Total distributions	$(1.17)	$(1.06)	$(0.89)	$(0.93)	$(1.05)
Net asset value — End of year	$25.45	$23.74	$23.08	$27.89	$26.98
Total Return(2)	12.40%	7.48%	(14.33)%	6.88%	1.58%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,970	$2,396	$2,998	$5,199	$5,106
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.78%	1.77%	1.77%	1.76%	1.79%
Net expenses	1.76%(4)	1.77%(4)	1.77%(4)	1.76%	1.77%
Net investment income	4.64%	4.30%	3.24%	3.21%	3.58%
Portfolio Turnover	41%	24%	28%	43%	49%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).
14
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$23.04	$22.40	$27.07	$26.18	$26.80
Income (Loss) From Operations
Net investment income(1)	$1.35	$1.23	$1.07	$1.13	$1.18
Net realized and unrealized gain (loss)	1.69	0.67	(4.63)	0.93	(0.52)
Total income (loss) from operations	$3.04	$1.90	$(3.56)	$2.06	$0.66
Less Distributions
From net investment income	$(1.38)	$(1.26)	$(1.11)	$(1.17)	$(1.28)
Total distributions	$(1.38)	$(1.26)	$(1.11)	$(1.17)	$(1.28)
Net asset value — End of year	$24.70	$23.04	$22.40	$27.07	$26.18
Total Return(2)	13.53%	8.55%	(13.47)%	7.98%	2.59%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$328,004	$302,348	$299,339	$380,659	$274,030
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.78%	0.77%	0.77%	0.76%	0.79%
Net expenses	0.76%(4)	0.77%(4)	0.77%(4)	0.76%	0.77%
Net investment income	5.64%	5.31%	4.27%	4.18%	4.53%
Portfolio Turnover	41%	24%	28%	43%	49%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).
15
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$23.05	$22.41	$27.08	$26.19	$26.81
Income (Loss) From Operations
Net investment income(1)	$1.37	$1.25	$1.11	$1.14	$1.17
Net realized and unrealized gain (loss)	1.69	0.67	(4.65)	0.95	(0.49)
Total income (loss) from operations	$3.06	$1.92	$(3.54)	$2.09	$0.68
Less Distributions
From net investment income	$(1.40)	$(1.28)	$(1.13)	$(1.20)	$(1.30)
Total distributions	$(1.40)	$(1.28)	$(1.13)	$(1.20)	$(1.30)
Net asset value — End of year	$24.71	$23.05	$22.41	$27.08	$26.19
Total Return(2)	13.62%	8.64%	(13.39)%	8.07%	2.66%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$79,819	$73,917	$85,082	$51,035	$244
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.69%	0.69%	0.69%	0.69%	0.73%
Net expenses	0.68%(4)	0.68%(4)	0.69%(4)	0.69%	0.71%
Net investment income	5.73%	5.40%	4.47%	4.22%	4.51%
Portfolio Turnover	41%	24%	28%	43%	49%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022, respectively).
16
See Notes to Financial Statements.

Calvert
High Yield Bond Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert High Yield Bond Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek high current income and capital appreciation, secondarily. The Fund invests primarily in high-yield, high-risk bonds, with varying maturities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.75% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
17

Calvert
High Yield Bond Fund
September 30, 2024
Notes to Financial Statements — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$1,894,300(2)	$ —	$ —	$1,894,300
Convertible Bonds	—	2,318,689	—	2,318,689
Corporate Bonds	—	395,854,599	—	395,854,599
Preferred Stocks	1,890,384	—	—	1,890,384
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	40,390,198	—	40,390,198
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	21,244,985	—	—	21,244,985
Securities Lending Collateral	27,890,288	—	—	27,890,288
Total Investments	$52,919,957	$438,563,486	$0	$491,483,443
Forward Foreign Currency Exchange Contracts	$ —	$60	$ —	$60
Total	$52,919,957	$438,563,546	$0	$491,483,503
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(244,050)	$ —	$(244,050)
Total	$ —	$(244,050)	$ —	$(244,050)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2024 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
18

Calvert
High Yield Bond Fund
September 30, 2024
Notes to Financial Statements — continued

D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.
G  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
H  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
I  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
K  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
L  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
19

Calvert
High Yield Bond Fund
September 30, 2024
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.48% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2024, the investment advisory fee amounted to $2,077,171.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $27,802 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.02%, 1.77%, 0.77% and 0.71% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the year ended September 30, 2024, CRM waived and/or reimbursed expenses of $45,046.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $519,292.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $136,994 and $18,486 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $5,289 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024. The Fund was also informed that EVD received $118 and $2,894 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $31,124 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities and including principal repayments on senior floating-rate loans, were $171,037,669 and $168,491,372, respectively.
20

Calvert
High Yield Bond Fund
September 30, 2024
Notes to Financial Statements — continued

4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$24,809,892	$23,349,075
During the year ended September 30, 2024, accumulated loss was decreased by $180,698 and paid-in capital was decreased by $180,698 due to the Fund’s use of equalization accounting and differences between book and tax accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$228,665
Deferred capital losses	(49,479,332)
Net unrealized appreciation	269,400
Distributions payable	(221,390)
Accumulated loss	$(49,202,657)
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $49,479,332 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $9,404,676 are short-term and $40,074,656 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$491,215,877
Gross unrealized appreciation	$9,770,384
Gross unrealized depreciation	(9,502,818)
Net unrealized appreciation	$267,566
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at September 30, 2024 is included in the Schedule of Investments. At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the year ended September 30, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
21

Calvert
High Yield Bond Fund
September 30, 2024
Notes to Financial Statements — continued

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At September 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $244,050. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $300,000 at September 30, 2024.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At September 30, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$60	$(244,050)
The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of September 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
State Street Bank and Trust Company	$60	$(60)	$ —	$ —	$ —

22

Calvert
High Yield Bond Fund
September 30, 2024
Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
State Street Bank and Trust Company	$(244,050)	$60	$ —	$243,990	$ —

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended September 30, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Forward foreign currency exchange contracts	Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts
Forward foreign currency exchange contracts	$ 366,820	$ (695,686)
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended September 30, 2024, which is indicative of the volume of this derivative type, was approximately $9,826,000.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2024, the total value of securities on loan, including accrued interest, was $30,242,447 and the total value of collateral received was $30,803,169, comprised of cash of $27,890,288 and U.S. government and/or agencies securities of $2,912,881.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$189,175	$ —	$ —	$ —	$189,175
Corporate Bonds	27,701,113	—	—	—	27,701,113
Total	$27,890,288	$ —	$ —	$ —	$27,890,288
23

Calvert
High Yield Bond Fund
September 30, 2024
Notes to Financial Statements — continued

The carrying amount of the liability for deposits for securities loaned at September 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on
October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the year ended September 30, 2024.
Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
8  Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $21,244,985, which represents 4.5% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$14,175,350	$132,702,579	$(125,632,944)	$ —	$ —	$21,244,985	$995,153	21,244,985
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	822,322	$19,867,780	364,246	$8,605,638
Reinvestment of distributions	118,934	2,898,220	100,625	2,374,569
Shares redeemed	(559,201)	(13,517,019)	(471,133)	(11,087,899)
Net increase (decrease)	382,055	$9,248,981	(6,262)	$(107,692)
Class C
Shares sold	21,690	$542,352	14,152	$338,161
Reinvestment of distributions	3,508	86,605	5,026	120,457
Shares redeemed	(48,732)	(1,184,097)	(48,155)	(1,151,594)
Net decrease	(23,534)	$(555,140)	(28,977)	$(692,976)
24

Calvert
High Yield Bond Fund
September 30, 2024
Notes to Financial Statements — continued

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	3,532,872	$84,538,494	4,576,002	$106,518,931
Reinvestment of distributions	649,316	15,582,480	643,301	14,965,277
Shares redeemed	(4,026,919)	(95,278,550)	(5,458,633)	(126,792,169)
Net increase (decrease)	155,269	$4,842,424	(239,330)	$(5,307,961)
Class R6
Shares sold	601,745	$14,585,415	423,300	$9,883,414
Reinvestment of distributions	164,243	3,941,891	161,783	3,764,923
Shares redeemed	(742,934)	(17,799,536)	(1,174,731)	(27,336,032)
Net increase (decrease)	23,054	$727,770	(589,648)	$(13,687,695)
10  Risks and Uncertainties
Credit Risk
The Fund primarily invests in securities rated below investment grade and comparable unrated investments. These investments can involve a substantial risk of loss and are considered speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.
25

Calvert
High Yield Bond Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Calvert Fund and Shareholders of Calvert High Yield Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert High Yield Bond Fund (the “Fund") (one of the funds constituting The Calvert Fund), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended September 30, 2020 were audited by other auditors whose report, dated November 20, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of September 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
26

Calvert
High Yield Bond Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and 163(j) interest dividends.
Qualified Dividend Income. For the fiscal year ended September 30, 2024, the Fund designates approximately $134,722, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.
163(j) Interest Dividends. For the fiscal year ended September 30, 2024, the Fund designates 85.55% of distributions from net investment income as a 163(j) interest dividend.
27

Calvert
High Yield Bond Fund
September 30, 2024
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
28

Calvert
High Yield Bond Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert High Yield Bond Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had underperformed the median of its peer universe and its benchmark index for the one-, three- and five-year periods ended December 31, 2023. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) and the Fund’s total expenses were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
29

Calvert
High Yield Bond Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
30

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CYBAX-NCSR 9.30.24

Calvert
Short Duration Income Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
Short Duration Income Fund

Calvert
Short Duration Income Fund
September 30, 2024
Schedule of Investments

Asset-Backed Securities — 22.4%

Security	Principal Amount (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$8,394	$ 8,739,386
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	991	1,006,493
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	4,519	4,575,717
Auxilior Term Funding LLC:
Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	5,148	5,198,880
Series 2024-1A, Class A2, 5.84%, 3/15/27(1)	3,316	3,353,083
BHG Securitization Trust:
Series 2021-B, Class B, 1.67%, 10/17/34(1)	4,500	4,333,615
Series 2024-1CON, Class A, 5.81%, 4/17/35(1)	3,707	3,794,353
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	8,034	8,132,610
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	10,059	8,954,057
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	14,080	13,355,262
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	12,235	11,597,771
Conn's Receivables Funding LLC, Series 2022-A, Class C, 0.00%, 12/15/26(1)	4,897	4,608,907
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	6,732	6,845,319
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30(1)	3,375	3,425,952
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	5,744,810
DB Master Finance LLC, Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	9,146	8,677,796
Dell Equipment Finance Trust, Series 2023-3, Class A2, 6.10%, 4/23/29(1)	2,351	2,360,379
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	4,888,826
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,795,208
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,393,445
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	12,146,102
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	5,955	5,932,323
Driven Brands Funding LLC, Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	6,158	6,020,377
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	7,383	7,424,568
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	4,660	4,706,530
FHF Issuer Trust:
Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	5,813	5,937,147
Series 2024-1A, Class A2, 5.69%, 2/15/30(1)	2,291	2,322,781
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	3,496	3,548,551
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	5,062	5,102,565
Security	Principal Amount (000's omitted)	Value
GLS Auto Select Receivables Trust: (continued)
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	$1,500	$ 1,520,036
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	9,334	9,554,434
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,459	1,209,206
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	8,703	7,876,337
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	2,716	2,556,661
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	3,147	2,867,158
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	8,700	8,702,759
JPMorgan Chase Bank NA:
Series 2021-3, Class B, 0.76%, 2/26/29(1)	550	541,920
Series 2021-3, Class C, 0.86%, 2/26/29(1)	252	248,716
Series 2021-3, Class D, 1.009%, 2/26/29(1)	245	241,309
Series 2021-3, Class E, 2.102%, 2/26/29(1)	156	154,548
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	2,172	2,175,180
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	1,537	1,538,755
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	1,383	1,387,243
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	2,746	2,752,287
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	4,820	4,855,254
Lendbuzz Securitization Trust:
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	7,450	7,535,371
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	6,550	6,562,170
Lendingpoint Asset Securitization Trust, Series 2022-B, Class A, 4.77%, 10/15/29(1)	491	490,166
LL ABS Trust, Series 2022-1A, Class B, 5.05%, 11/15/29(1)	1,714	1,712,519
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	546	520,530
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	508	478,595
Marlette Funding Trust:
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	22,770	22,907,987
Series 2023-2A, Class A, 6.04%, 6/15/33(1)	305	305,159
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	9,500	9,607,291
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	13,410	13,673,793
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	2,753	2,304,377
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,614	1,468,799
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	606	535,120
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	3,059	2,623,066
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,337	1,940,859
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	3,174	2,484,701
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	4,707	3,894,291
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	9,530	4,024,300
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	267	256,688

1
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	$8,648	$ 8,657,271
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,579	6,107,938
Newtek Small Business Loan Trust, Series 2023-1, Class A, 7.50%, (USD Prime - 0.50%), 7/25/50(1)(2)	5,884	5,863,822
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	4,615	4,711,312
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	624	602,207
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	4,130	3,970,639
Octane Receivables Trust:
Series 2022-1, Class A2, 4.18%, 3/20/28(1)	1,261	1,257,709
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	1,667	1,675,994
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	7,111	7,076,376
Oportun Funding XIV LLC, Series 2021-A, Class A, 1.21%, 3/8/28(1)	531	519,581
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	3,061	2,972,391
Series 2021-B, Class B, 1.96%, 5/8/31(1)	2,053	1,998,762
Series 2021-C, Class A, 2.18%, 10/8/31(1)	16,430	15,948,141
Series 2021-C, Class B, 2.67%, 10/8/31(1)	11,238	10,901,038
Series 2022-3, Class B, 8.533%, 1/8/30(1)	1,529	1,533,073
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	12,400	12,461,992
Oscar U.S. Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(1)	8,134	8,141,669
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	736	724,861
Series 2021-3, Class C, 3.27%, 5/15/29(1)	2,184	2,088,459
Series 2021-5, Class B, 2.63%, 8/15/29(1)	264	263,262
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	588	580,411
PEAC Solutions Receivables LLC, Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	5,560	5,639,628
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	7,540	7,671,161
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	4,753	4,882,864
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	9,016	9,245,616
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	4,180	4,222,080
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.219%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)	700	697,637
Reach ABS Trust:
Series 2023-1A, Class B, 7.33%, 2/18/31(1)	5,000	5,075,999
Series 2024-1A, Class A, 6.30%, 2/18/31(1)	1,798	1,810,714
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	9,002	8,975,525
Security	Principal Amount (000's omitted)	Value
ServiceMaster Funding LLC, Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	$2,988	$ 2,764,469
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	13,572	13,255,751
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	62	62,524
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	8,440	7,833,139
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,470	1,427,152
Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44(1)	3,928	4,037,141
Subway Funding LLC, Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)	3,085	3,092,080
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)	7,173	6,084,312
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	2,665	2,389,172
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	3,579	3,449,424
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	972	746,087
Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,111	1,224,680
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	5,485	5,194,093
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	7,461	5,980,983
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	1,713	1,487,938
Theorem Funding Trust:
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	904	913,320
Series 2022-3A, Class B, 8.95%, 4/15/29(1)	11,847	12,302,484
Upstart Securitization Trust:
Series 2020-3, Class C, 6.25%, 11/20/30(1)	462	462,188
Series 2021-2, Class C, 3.61%, 6/20/31(1)	4,872	4,808,680
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,045	9,223,206
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,661	3,475,506
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,019	5,366,947
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)	3,142	3,054,360
Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.55%, 11/15/27(1)	4,378	4,443,033
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	589	544,460
Series 2020-A, Class C, 6.657%, 3/15/45(1)	669	630,391
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)	4,925	4,964,405
Total Asset-Backed Securities (identified cost $571,879,978)		$553,926,455

2
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Schedule of Investments — continued

Collateralized Mortgage Obligations — 4.5%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 6.28%, (30-day SOFR Average + 1.00%), 9/25/31(1)(2)	$5,245	$ 5,249,716
Champs Trust:
Series 2024-1, Class A, 8.39%, 7/25/59(1)(3)	7,474	7,786,966
Series 2024-2, Class A, 14.782%, 11/25/59(1)(3)	4,701	4,921,049
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	4,107	4,231,225
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 6.58%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	2,915	2,930,577
Series 2024-HQA1, Class A1, 6.53%, (30-day SOFR Average + 1.25%), 3/25/44(1)(2)	7,889	7,903,586
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R05, Class 1B1, 9.495%, (30-day SOFR Average + 4.214%), 7/25/39(1)(2)	2,212	2,316,281
Series 2019-R06, Class 2B1, 9.145%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	10,162	10,616,488
Series 2019-R07, Class 1B1, 8.795%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	8,582	8,930,419
Series 2020-R02, Class 2B1, 8.395%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	6,160	6,335,282
Series 2021-R01, Class 1B2, 11.28%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	3,995	4,243,992
Government National Mortgage Association, Series 2023-40, Class FX, 5.175%, (1 mo. SOFR + 0.214%), 9/20/41(2)	14,852	14,639,113
Home Re Ltd., Series 2021-1, Class M2, 8.245%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	3,500	3,529,994
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 7.045%, (30-day SOFR Average + 1.70%), 3/25/54(1)(2)	4,122	4,159,433
Series 2024-HE2, Class A1, 6.546%, (30-day SOFR Average + 1.20%), 10/20/54(1)(2)	1,673	1,683,685
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	2,500	2,558,551
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(4)	3,000	3,072,663
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(4)	3,440	3,498,469
PNMAC GMSR Issuer Trust:
Series 2022-GT1, Class A, 9.53%, (30-day SOFR Average + 4.25%), 5/25/27(1)(2)	4,820	4,898,679
Series 2024-GT1, Class A, 8.055%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	4,600	4,662,092
PRPM LLC:
Series 2021-RPL1, Class A1, 1.319% to 10/25/24, 7/25/51(1)(4)	2,304	2,135,908
Series 2021-RPL2, Class A1, 1.455%, 10/25/51(1)(3)	1,467	1,357,997
Total Collateralized Mortgage Obligations (identified cost $109,667,463)		$111,662,165

Commercial Mortgage-Backed Securities — 8.2%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	$10,820	$ 7,060,181
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	6,285	2,545,653
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.987%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	7,362	7,376,657
BPR Trust:
Series 2022-OANA, Class A, 6.995%, (1 mo. SOFR + 1.898%), 4/15/37(1)(2)	5,086	5,109,268
Series 2022-SSP, Class A, 8.097%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	7,975	8,009,153
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.161%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	10,284	10,195,304
Series 2021-VOLT, Class C, 6.311%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	3,122	3,091,526
Series 2021-VOLT, Class D, 6.861%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	9,322	9,233,238
CSMC Trust:
Series 2021-BPNY, Class A, 8.926%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	1,771	1,621,098
Series 2022-CNTR, Class A, 9.041%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)	1,014	865,703
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.292%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	3,389	3,387,994
Series 2021-ESH, Class B, 6.592%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	3,651	3,646,304
Series 2021-ESH, Class C, 6.912%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	9,043	9,034,344
Series 2021-ESH, Class D, 7.462%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	3,048	3,058,541
Federal National Mortgage Association, Series 2017-M13, Class A2, 3.033%, 9/25/27(3)	3,821	3,711,664
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.645%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	2,896	2,916,749
Series 2020-01, Class M10, 9.145%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	3,429	3,478,427
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	4,304	4,519,897
Great Wolf Trust, Series 2024-WOLF, Class A, 6.639%, (1 mo. SOFR + 1.542%), 3/15/39(1)(2)	9,312	9,310,932
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.544%, (1 mo. SOFR + 1.447%), 5/15/38(1)(2)	17,728	17,705,450
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 7.037%, (1 mo. SOFR + 1.941%), 5/15/37(1)(2)	7,000	7,008,772
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.738%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	4,487	4,486,366
Series 2024-DPLO, Class B, 7.088%, (1 mo. SOFR + 1.991%), 6/15/41(1)(2)	8,485	8,497,291

3
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
HYT Commercial Mortgage Trust:
Series-2024-RGCY, Class A, 6.938%, (1 mo. SOFR + 1.841%), 9/15/41(1)(2)	$5,368	$ 5,372,192
Series-2024-RGCY, Class C, 7.937%, (1 mo. SOFR + 2.84%), 9/15/41(1)(2)	4,186	4,193,205
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	528,864
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(3)	1,920	100,772
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 7.023%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	5,663	5,673,632
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, 7.387%, (1 mo. SOFR + 2.29%), 12/15/36(1)(2)	6,444	6,473,374
NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.738%, (1 mo. SOFR + 1.641%), 3/15/39(1)(2)	7,225	7,239,958
NYC Trust, Series 2024-3ELV, Class A, 7.088%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	7,784	7,833,968
ORL Trust, Series 2023-GLKS, Class A, 7.447%, (1 mo. SOFR + 2.35%), 10/19/36(1)(2)	4,008	4,031,779
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, 6.838%, (1 mo. SOFR + 1.741%), 5/15/39(1)(2)	5,313	5,278,643
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.283%, (1 mo. SOFR + 2.186%), 5/15/37(1)(2)	4,265	4,288,748
TX Trust:
Series 2024-HOU, Class A, 6.688%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	4,845	4,813,159
Series 2024-HOU, Class C, 7.736%, (1 mo. SOFR + 2.64%), 6/15/39(1)(2)	5,100	5,072,033
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(3)	6,790	7,229,070
Total Commercial Mortgage-Backed Securities (identified cost $215,818,278)		$203,999,909

Corporate Bonds — 40.8%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	$11,537	$ 12,186,151
		$ 12,186,151
Communications — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	$2,733	$ 2,660,582
5.125%, 5/1/27(1)	10,390	10,233,695
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	4,667	4,660,631
Sprint LLC:
7.625%, 2/15/25	4,300	4,316,426
7.625%, 3/1/26	4,000	4,134,840
Uber Technologies, Inc., 4.30%, 1/15/30	3,201	3,191,848
Security	Principal Amount (000’s omitted)	Value
Communications (continued)
Videotron Ltd., 3.625%, 6/15/29(1)	$9,300	$ 8,881,520
		$ 38,079,542
Consumer, Cyclical — 5.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$6,503	$ 6,489,783
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 9/13/29	4,283	4,265,023
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	3,552	3,531,463
4.75%, 10/20/28(1)	10,953	10,943,266
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	3,500	3,495,105
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	16,510	16,507,402
7.35%, 11/4/27	11,579	12,298,321
General Motors Financial Co., Inc.:
4.30%, 4/6/29	4,163	4,076,588
5.80%, 1/7/29	7,422	7,722,144
6.595%, (SOFR + 1.30%), 4/7/25(2)	5,092	5,109,643
Hyundai Capital America:
5.68%, 6/26/28(1)	5,724	5,939,692
5.80%, 6/26/25(1)	7,040	7,092,632
Lithia Motors, Inc., 4.625%, 12/15/27(1)	3,500	3,424,904
Tapestry, Inc.:
7.00%, 11/27/26	808	836,280
7.35%, 11/27/28	7,737	8,133,845
WarnerMedia Holdings, Inc.:
3.755%, 3/15/27	25,500	24,662,399
6.412%, 3/15/26	7,000	7,004,193
		$131,532,683
Consumer, Non-cyclical — 1.6%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$3,945	$3,848,594
4.25%, 11/1/29(1)	3,800	3,699,318
Centene Corp., 4.25%, 12/15/27	15,882	15,611,075
CVS Pass-Through Trust, 6.036%, 12/10/28	689	700,756
ICON Investments Six DAC, 5.809%, 5/8/27	6,150	6,347,144
Kroger Co., 4.90%, 9/15/31	4,802	4,834,667
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	4,498	3,813,995
		$38,855,549
Energy — 0.2%
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	$5,000	$4,950,688
		$4,950,688
Financial — 27.6%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(5)	$7,600	$7,869,660

4
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/24	$7,000	$ 6,980,748
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(5)	6,325	6,770,858
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	6,793	6,987,965
Ally Financial, Inc.:
2.20%, 11/2/28	6,030	5,427,903
6.848% to 1/3/29, 1/3/30(5)	5,587	5,901,809
American Assets Trust LP, 3.375%, 2/1/31	4,301	3,742,341
American National Group, Inc., 5.75%, 10/1/29(6)	4,710	4,740,439
Antares Holdings LP, 3.95%, 7/15/26(1)	7,160	6,966,628
Athene Global Funding:
4.86%, 8/27/26(1)	10,516	10,588,886
5.583%, 1/9/29(1)	6,818	7,063,441
5.62%, 5/8/26(1)	12,000	12,193,396
Banco Santander SA:
4.175% to 3/24/27, 3/24/28(5)	1,000	990,679
5.147%, 8/18/25	10,200	10,227,147
5.294%, 8/18/27	1,600	1,637,123
5.588%, 8/8/28	4,600	4,790,426
6.35%, 3/14/34	3,400	3,642,371
6.607%, 11/7/28	4,400	4,775,895
Bank of America Corp.:
4.376% to 4/27/27, 4/27/28(5)	22,876	22,915,773
5.819% to 9/15/28, 9/15/29(5)	11,234	11,825,670
5.933% to 9/15/26, 9/15/27(5)	36,428	37,524,001
Blue Owl Credit Income Corp.:
6.60%, 9/15/29(1)(7)	2,425	2,488,718
6.65%, 3/15/31	5,295	5,410,879
BNP Paribas SA, 5.176% to 1/9/29, 1/9/30(1)(5)	11,470	11,772,548
BPCE SA, 6.714% to 10/19/28, 10/19/29(1)(5)	10,233	10,943,319
CaixaBank SA, 5.673% to 3/15/29, 3/15/30(1)(5)	11,650	12,102,133
Capital One NA, 2.28% to 1/28/25, 1/28/26(5)	8,500	8,417,292
Charles Schwab Corp., 5.875%, 8/24/26	5,227	5,380,857
CI Financial Corp., 3.20%, 12/17/30	7,288	6,178,271
Citigroup, Inc., 4.00% to 12/10/25(5)(8)	5,060	4,966,665
Corebridge Global Funding, 5.20%, 1/12/29(1)	9,018	9,270,778
Credit Agricole SA, 6.316% to 10/3/28, 10/3/29(1)(5)	9,796	10,420,139
Enact Holdings, Inc., 6.25%, 5/28/29	14,850	15,426,847
EPR Properties:
3.75%, 8/15/29	7,679	7,184,912
4.50%, 4/1/25	2,385	2,373,242
4.50%, 6/1/27	1,576	1,553,429
4.95%, 4/15/28	7,293	7,230,845
Essent Group Ltd., 6.25%, 7/1/29	6,080	6,345,920
Extra Space Storage LP, 5.70%, 4/1/28	4,512	4,697,992
GA Global Funding Trust, 6.623%, (SOFR + 1.36%), 4/11/25(1)(2)	10,350	10,394,429
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	$2,700	$ 2,374,061
4.40%, 10/15/29(1)	11,545	11,130,697
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)	12,228	12,522,729
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	3,145	3,047,771
8.00%, 6/15/27(1)	5,205	5,520,590
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(5)	10,464	11,330,753
Huntington National Bank, 5.699% to 11/18/24, 11/18/25(5)	7,687	7,687,893
ING Groep NV, 5.335% to 3/19/29, 3/19/30(5)	13,870	14,360,668
Intesa Sanpaolo SpA, 7.00%, 11/21/25(1)	9,249	9,473,788
JPMorgan Chase & Co., 6.087% to 10/23/28, 10/23/29(5)	37,817	40,322,531
KeyBank NA, 5.85%, 11/15/27(7)	13,719	14,228,438
KeyCorp, 6.277%, (SOFR + 1.25%), 5/23/25(2)	6,921	6,932,348
LPL Holdings, Inc.:
4.00%, 3/15/29(1)	6,715	6,430,771
6.00%, 5/20/34	3,546	3,708,336
Macquarie Bank Ltd.:
3.624%, 6/3/30(1)	3,984	3,724,464
5.391%, 12/7/26(1)	3,700	3,801,118
Nuveen LLC, 5.55%, 1/15/30(1)	6,050	6,337,268
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	5,000	5,411,439
PNC Financial Services Group, Inc.:
5.492% to 5/14/29, 5/14/30(5)	34,382	35,936,505
6.875% to 10/20/33, 10/20/34(5)	4,475	5,125,879
Santander Holdings USA, Inc., 5.807% to 9/9/25, 9/9/26(5)	6,000	6,034,897
Societe Generale SA:
2.797% to 1/19/27, 1/19/28(1)(5)	6,950	6,641,475
5.634% to 1/19/29, 1/19/30(1)(5)	11,975	12,275,884
Swedbank AB:
5.407%, 3/14/29(1)	6,682	6,925,234
6.136%, 9/12/26(1)	11,147	11,515,039
Synchrony Bank, 5.40%, 8/22/25	2,775	2,781,585
Synchrony Financial, 4.875%, 6/13/25	1,561	1,558,086
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(5)	2,946	2,710,302
5.625%, 2/15/28	4,100	4,123,605
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(5)	3,909	3,712,599
Truist Financial Corp., 6.047% to 6/8/26, 6/8/27(5)	6,328	6,495,492
U.S. Bancorp, 5.10% to 7/23/29, 7/23/30(5)(7)	33,000	33,977,010
UBS Group AG, 4.253%, 3/23/28(1)	30,000	29,775,169
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(5)	13,997	13,685,570
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	6,560	6,703,756
		$684,446,124

5
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Industrial — 0.7%
Arrow Electronics, Inc., 5.15%, 8/21/29	$5,753	$ 5,845,164
BAE Systems PLC, 5.00%, 3/26/27(1)	5,450	5,539,331
MasTec, Inc., 5.90%, 6/15/29	5,570	5,818,160
		$ 17,202,655
Technology — 1.4%
Concentrix Corp., 6.60%, 8/2/28(7)	$17,213	$ 17,965,201
Kyndryl Holdings, Inc., 3.15%, 10/15/31	9,850	8,660,631
Marvell Technology, Inc., 5.75%, 2/15/29	4,254	4,465,471
Seagate HDD Cayman, 9.625%, 12/1/32	4,000	4,647,860
		$35,739,163
Utilities — 2.0%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$12,415	$12,570,699
Engie SA, 5.25%, 4/10/29(1)	8,150	8,437,258
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	20,800	20,890,006
Niagara Mohawk Power Corp., 4.278%, 12/15/28(1)	6,500	6,406,174
		$48,304,137
Total Corporate Bonds (identified cost $988,790,936)		$1,011,296,692

Exchange-Traded Funds — 0.1%

Security	Shares	Value
Fixed-Income Funds — 0.1%
Calvert Ultra-Short Investment Grade ETF(9)	50,000	$ 2,535,000
Total Exchange-Traded Funds (identified cost $2,538,000)		$ 2,535,000

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(10)(11)	$3,500	$ 3,548,265
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(10)(11)	1,500	1,522,590
Total High Social Impact Investments (identified cost $5,000,000)		$ 5,070,855

Senior Floating-Rate Loans — 2.1%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28	$2,872	$ 2,877,849
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28	1,108	1,109,749
		$ 3,987,598
Building Products — 0.1%
Standard Industries, Inc., Term Loan, 6.92%, (SOFR + 2.00%), 9/22/28	$2,673	$ 2,682,290
		$ 2,682,290
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Term Loan, 7.595%, (SOFR + 2.75%), 10/23/28	$3,980	$3,985,930
		$3,985,930
Insurance — 0.5%
AmWINS Group, Inc., Term Loan, 7.21%, (SOFR + 2.25%), 2/19/28	$3,979	$3,977,682
HUB International Ltd., Term Loan, 8.225%, (SOFR + 3.00%), 6/20/30	3,980	3,978,783
USI, Inc., Term Loan, 7.354%, (SOFR + 2.75%), 11/22/29	3,980	3,972,892
		$11,929,357
IT Services — 0.3%
Informatica LLC, Term Loan, 10/27/28(13)	$4,000	$3,999,168
Sedgwick Claims Management Services, Inc., Term Loan, 8.252%, (SOFR + 3.00%), 7/31/31	3,990	3,987,405
		$7,986,573
Life Sciences Tools & Services — 0.2%
Avantor Funding, Inc., Term Loan, 6.945%, (SOFR + 2.00%), 11/8/27	$3,928	$3,954,949
ICON Luxembourg SARL, Term Loan, 6.604%, (SOFR + 2.00%), 7/3/28	1,026	1,033,136
PRA Health Sciences, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 7/3/28	256	257,406
		$5,245,491
Machinery — 0.3%
Gates Global LLC, Term Loan, 3/31/27(13)	$4,000	$4,010,000
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	3,980	3,993,844
		$8,003,844
Professional Services — 0.1%
Trans Union LLC, Term Loan, 6.845%, (SOFR + 2.00%), 12/1/28	$3,980	$3,982,758
		$3,982,758

6
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Schedule of Investments — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors — 0.2%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.961%, (SOFR + 2.00%), 6/24/30	$3,980	$ 3,994,875
		$ 3,994,875
Total Senior Floating-Rate Loans (identified cost $51,923,600)		$ 51,798,716

U.S. Government Agency Mortgage-Backed Securities — 5.2%

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(14)	$104,800	$ 104,734,505
5.50%, 30-Year, TBA(14)	24,676	24,968,064
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $130,292,120)		$ 129,702,569

U.S. Treasury Obligations — 12.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
2.875%, 11/30/25	$22,150	$ 21,899,947
4.375%, 8/15/26	21,780	22,054,803
4.50%, 5/15/27	17,600	18,000,125
4.50%, 5/31/29	32,800	34,117,766
4.625%, 9/15/26	17,386	17,700,442
4.625%, 11/15/26	28,850	29,430,381
4.875%, 11/30/25	19,562	19,779,016
4.875%, 4/30/26	148,452	151,009,317
Total U.S. Treasury Obligations (identified cost $309,884,927)		$313,991,797

Short-Term Investments — 9.1%
Affiliated Fund — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(15)	78,208,905	$ 78,208,905
Total Affiliated Fund (identified cost $78,208,905)		$ 78,208,905

Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(16)	21,412,603	$ 21,412,603
Total Securities Lending Collateral (identified cost $21,412,603)		$ 21,412,603
U.S. Treasury Obligations — 5.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 10/1/24	$58,000	$ 58,000,000
0.00%, 11/7/24	21,583	21,479,180
0.00%, 11/14/24	46,672	46,407,375
Total U.S. Treasury Obligations (identified cost $125,853,826)		$ 125,886,555
Total Short-Term Investments (identified cost $225,475,334)		$ 225,508,063
Total Investments — 105.3% (identified cost $2,611,270,636)		$2,609,492,221
Other Assets, Less Liabilities — (5.3)%		$ (131,004,356)
Net Assets — 100.0%		$2,478,487,865

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $1,233,755,473 or 49.8% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2024.
(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2024.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

7
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Schedule of Investments — continued

(6)	When-issued security.
(7)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $30,149,669.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Affiliated fund (see Note 8).
(10)	May be deemed to be an affiliated company (see Note 8).
(11)	Restricted security. Total market value of restricted securities amounts to $5,070,855, which represents 0.2% of the net assets of the Fund as of September 30, 2024.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after September 30, 2024, at which time the interest rate will be determined.
(14)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(16)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	4,739	Long	12/31/24	$986,859,729	$348,435
U.S. 5-Year Treasury Note	138	Long	12/31/24	15,163,828	(110,145)
U.S. 5-Year Treasury Note	(1,088)	Short	12/31/24	(119,552,501)	425,424
U.S. 10-Year Treasury Note	(671)	Short	12/19/24	(76,682,719)	342,718
U.S. Ultra 10-Year Treasury Note	(986)	Short	12/19/24	(116,640,718)	(72,797)
					$933,635
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$3,500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,500,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
8
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,525,523,731) - including $30,149,669 of securities on loan	$2,523,677,461
Investments in securities of affiliated issuers, at value (identified cost $85,746,905)	85,814,760
Deposits at broker for futures contracts	5,913,000
Deposits for forward commitment securities	490,000
Receivable for investments sold	14,297,951
Receivable for capital shares sold	4,881,161
Interest receivable	21,071,350
Dividends and interest receivable - affiliated	308,857
Securities lending income receivable	4,297
Tax reclaims receivable	63,124
Receivable from affiliates	162,213
Trustees' deferred compensation plan	1,181,214
Total assets	$2,657,865,388
Liabilities
Payable for variation margin on open futures contracts	$549,720
Due to custodian	191,857
Payable for investments purchased	13,805,076
Payable for when-issued/forward commitment securities	135,256,464
Payable for capital shares redeemed	4,673,990
Distributions payable	929,438
Deposits for securities loaned	21,412,603
Payable to affiliates:
Investment advisory fee	555,791
Administrative fee	243,024
Distribution and service fees	76,823
Sub-transfer agency fee	11,757
Trustees' deferred compensation plan	1,181,214
Accrued expenses	489,766
Total liabilities	$179,377,523
Net Assets	$2,478,487,865
Sources of Net Assets
Paid-in capital	$2,569,896,466
Accumulated loss	(91,408,601)
Net Assets	$2,478,487,865
Class A Shares
Net Assets	$331,201,418
Shares Outstanding	20,984,522
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.78
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$16.14
Class C Shares
Net Assets	$11,822,019
Shares Outstanding	751,931
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$15.72
9
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Statement of Assets and Liabilities — continued

September 30, 2024
Class I Shares
Net Assets	$1,846,585,648
Shares Outstanding	116,214,099
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.89
Class R6 Shares
Net Assets	$288,878,780
Shares Outstanding	18,180,965
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$15.89

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income - affiliated issuers	$3,145,029
Interest income	124,089,926
Interest income - affiliated issuers	673,859
Securities lending income, net	40,448
Other income	232,933
Total investment income	$128,182,195
Expenses
Investment advisory fee	$6,495,761
Administrative fee	2,818,150
Distribution and service fees:
Class A	707,741
Class C	115,255
Trustees' fees and expenses	95,969
Custodian fees	49,283
Transfer agency fees and expenses	1,519,880
Accounting fees	446,690
Professional fees	104,187
Registration fees	159,275
Reports to shareholders	109,509
Miscellaneous	165,657
Total expenses	$12,787,357
Waiver and/or reimbursement of expenses by affiliates	$(248,375)
Net expenses	$12,538,982
Net investment income	$115,643,213
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(10,104,184)
Futures contracts	(740,428)
Net realized loss	$(10,844,612)
Change in unrealized appreciation (depreciation):
Investment securities	$106,804,403
Investment securities - affiliated issuers	547,380
Futures contracts	(1,449,268)
Net change in unrealized appreciation (depreciation)	$105,902,515
Net realized and unrealized gain	$95,057,903
Net increase in net assets from operations	$210,701,116
11
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$115,643,213	$85,545,959
Net realized loss	(10,844,612)	(59,226,638)
Net change in unrealized appreciation (depreciation)	105,902,515	92,512,855
Net increase in net assets from operations	$210,701,116	$118,832,176
Distributions to shareholders:
Class A	$(13,243,729)	$(9,011,417)
Class C	(450,221)	(392,857)
Class I	(88,469,294)	(68,240,543)
Class R6	(12,642,014)	(8,684,264)
Total distributions to shareholders	$(114,805,258)	$(86,329,081)
Capital share transactions:
Class A	$87,174,284	$(31,763,776)
Class C	(344,605)	(4,152,735)
Class I	102,447,930	(261,503,616)
Class R6	65,175,360	(12,111,139)
Net increase (decrease) in net assets from capital share transactions	$254,452,969	$(309,531,266)
Net increase (decrease) in net assets	$350,348,827	$(277,028,171)
Net Assets
At beginning of year	$2,128,139,038	$2,405,167,209
At end of year	$2,478,487,865	$2,128,139,038
12
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$15.14	$14.94	$16.47	$16.21	$16.13
Income (Loss) From Operations
Net investment income(1)	$0.73	$0.55	$0.28	$0.26	$0.35
Net realized and unrealized gain (loss)	0.63	0.21	(1.41)	0.36	0.09
Total income (loss) from operations	$1.36	$0.76	$(1.13)	$0.62	$0.44
Less Distributions
From net investment income	$(0.72)	$(0.56)	$(0.29)	$(0.27)	$(0.36)
From net realized gain	—	—	(0.11)	(0.09)	—
Total distributions	$(0.72)	$(0.56)	$(0.40)	$(0.36)	$(0.36)
Net asset value — End of year	$15.78	$15.14	$14.94	$16.47	$16.21
Total Return(2)	9.19%	5.15%	(6.99)%	3.87%	2.80%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$331,201	$232,643	$260,829	$301,929	$266,758
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.77%	0.77%	0.76%	0.76%	0.77%
Net expenses	0.76%(4)	0.76%(4)	0.76%(4)	0.76%	0.76%
Net investment income	4.71%	3.65%	1.77%	1.57%	2.18%
Portfolio Turnover	159%(5)	121%(5)	71%(5)	89%(5)	91%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
13
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Financial Highlights — continued

	Class C
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$15.08	$14.88	$16.40	$16.15	$16.07
Income (Loss) From Operations
Net investment income(1)	$0.61	$0.44	$0.16	$0.14	$0.23
Net realized and unrealized gain (loss)	0.63	0.21	(1.40)	0.35	0.09
Total income (loss) from operations	$1.24	$0.65	$(1.24)	$0.49	$0.32
Less Distributions
From net investment income	$(0.60)	$(0.45)	$(0.17)	$(0.15)	$(0.24)
From net realized gain	—	—	(0.11)	(0.09)	—
Total distributions	$(0.60)	$(0.45)	$(0.28)	$(0.24)	$(0.24)
Net asset value — End of year	$15.72	$15.08	$14.88	$16.40	$16.15
Total Return(2)	8.39%	4.37%	(7.67)%	3.04%	2.03%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$11,822	$11,702	$15,646	$22,935	$32,087
Ratios (as a percentage of average daily net assets):(3)
Total expenses	1.52%	1.52%	1.51%	1.51%	1.52%
Net expenses	1.51%(4)	1.51%(4)	1.51%(4)	1.51%	1.51%
Net investment income	3.94%	2.88%	0.99%	0.85%	1.46%
Portfolio Turnover	159%(5)	121%(5)	71%(5)	89%(5)	91%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
14
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$15.24	$15.04	$16.58	$16.32	$16.24
Income (Loss) From Operations
Net investment income(1)	$0.77	$0.59	$0.32	$0.30	$0.39
Net realized and unrealized gain (loss)	0.65	0.21	(1.42)	0.37	0.10
Total income (loss) from operations	$1.42	$0.80	$(1.10)	$0.67	$0.49
Less Distributions
From net investment income	$(0.77)	$(0.60)	$(0.33)	$(0.32)	$(0.41)
From net realized gain	—	—	(0.11)	(0.09)	—
Total distributions	$(0.77)	$(0.60)	$(0.44)	$(0.41)	$(0.41)
Net asset value — End of year	$15.89	$15.24	$15.04	$16.58	$16.32
Total Return(2)	9.50%	5.40%	(6.76)%	4.11%	3.05%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,846,586	$1,670,416	$1,906,319	$1,928,347	$1,349,828
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.52%	0.52%	0.51%	0.51%	0.52%
Net expenses	0.51%(4)	0.51%(4)	0.51%(4)	0.51%	0.51%
Net investment income	4.95%	3.89%	2.03%	1.81%	2.43%
Portfolio Turnover	159%(5)	121%(5)	71%(5)	89%(5)	91%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
15
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$15.24	$15.04	$16.58	$16.32	$16.24
Income (Loss) From Operations
Net investment income(1)	$0.78	$0.60	$0.35	$0.30	$0.40
Net realized and unrealized gain (loss)	0.64	0.21	(1.44)	0.37	0.09
Total income (loss) from operations	$1.42	$0.81	$(1.09)	$0.67	$0.49
Less Distributions
From net investment income	$(0.77)	$(0.61)	$(0.34)	$(0.32)	$(0.41)
From net realized gain	—	—	(0.11)	(0.09)	—
Total distributions	$(0.77)	$(0.61)	$(0.45)	$(0.41)	$(0.41)
Net asset value — End of year	$15.89	$15.24	$15.04	$16.58	$16.32
Total Return(2)	9.57%	5.46%	(6.70)%	4.17%	3.10%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$288,879	$213,378	$222,373	$116,503	$40,102
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.45%	0.45%	0.44%	0.45%	0.46%
Net expenses	0.44%(4)	0.45%(4)	0.44%(4)	0.45%	0.46%
Net investment income	5.01%	3.96%	2.20%	1.84%	2.46%
Portfolio Turnover	159%(5)	121%(5)	71%(5)	89%(5)	91%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
16
See Notes to Financial Statements.

Calvert
Short Duration Income Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income- producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
17

Calvert
Short Duration Income Fund
September 30, 2024
Notes to Financial Statements — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$553,926,455	$ —	$553,926,455
Collateralized Mortgage Obligations	—	111,662,165	—	111,662,165
Commercial Mortgage-Backed Securities	—	203,999,909	—	203,999,909
Corporate Bonds	—	1,011,296,692	—	1,011,296,692
Exchange-Traded Funds	2,535,000	—	—	2,535,000
High Social Impact Investments	—	5,070,855	—	5,070,855
Senior Floating-Rate Loans	—	51,798,716	—	51,798,716
U.S. Government Agency Mortgage-Backed Securities	—	129,702,569	—	129,702,569
U.S. Treasury Obligations	—	313,991,797	—	313,991,797
Short-Term Investments:
Affiliated Fund	78,208,905	—	—	78,208,905
Securities Lending Collateral	21,412,603	—	—	21,412,603
U.S. Treasury Obligations	—	125,886,555	—	125,886,555
Total Investments	$102,156,508	$2,507,335,713	$ —	$2,609,492,221
Futures Contracts	$1,116,577	$ —	$ —	$1,116,577
Total	$103,273,085	$2,507,335,713	$ —	$2,610,608,798
Liability Description
Futures Contracts	$(182,942)	$ —	$ —	$(182,942)
Total	$(182,942)	$ —	$ —	$(182,942)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
18

Calvert
Short Duration Income Fund
September 30, 2024
Notes to Financial Statements — continued

D  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
K  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
19

Calvert
Short Duration Income Fund
September 30, 2024
Notes to Financial Statements — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $750 million	0.280%
Over $750 million	0.275%
For the year ended September 30, 2024, the investment advisory fee amounted to $6,495,761 or 0.28% of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $86,162 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51%, 0.51% and 0.46% for Class A, Class C, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the year ended September 30, 2024, CRM waived and/or reimbursed expenses of $162,213.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $2,818,150.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $707,741 and $115,255 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $10,975 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024. The Fund was also informed that EVD received $2,495 and $2,455 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of CRM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended September 30, 2024 in the amount of $915.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $48,439 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
20

Calvert
Short Duration Income Fund
September 30, 2024
Notes to Financial Statements — continued

3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $1,763,542,676 and $1,549,079,378, respectively. Purchases and sales of U.S. government and agency securities, including maturities, paydowns and TBA transactions, were $2,069,796,256 and $2,039,986,520, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$114,805,258	$86,329,081
During the year ended September 30, 2024, accumulated loss was decreased by $370,744 and paid-in capital was decreased by $370,744 due to differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$47,399
Deferred capital losses	(87,629,939)
Net unrealized depreciation	(2,896,623)
Distributions payable	(929,438)
Accumulated loss	$(91,408,601)
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $87,629,939 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $18,918,949 are short-term and $68,710,990 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,612,388,844
Gross unrealized appreciation	$39,892,087
Gross unrealized depreciation	(42,788,710)
Net unrealized depreciation	$(2,896,623)
5  Financial Instruments
A summary of futures contracts outstanding at September 30, 2024 is included in the Schedule of Investments. During the year ended September 30, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
21

Calvert
Short Duration Income Fund
September 30, 2024
Notes to Financial Statements — continued

At September 30, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Accumulated loss	$1,116,577(1)	$(182,942)(1)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (740,428)	$ (1,449,268)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the year ended September 30, 2024 was approximately $524,541,000 and $160,165,000, respectively.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2024, the total value of securities on loan, including accrued interest, was $30,517,162 and the total value of collateral received was $31,234,544, comprised of cash of $21,412,603 and U.S. government and/or agencies securities of $9,821,941.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of September 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Corporate Bonds	$21,412,603	$ —	$ —	$ —	$21,412,603
The carrying amount of the liability for deposits for securities loaned at September 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024.
22

Calvert
Short Duration Income Fund
September 30, 2024
Notes to Financial Statements — continued

7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on
October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At September 30, 2024, the value of the Fund's investment in the Notes and in issuers and funds that may be deemed to be affiliated was $85,814,760, which represents 3.4% of the Fund's net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$11,235,281	$ —	$ (11,659,966)	$ —	$424,685	$ —	$ 520,206	$ —
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	—	2,538,000	—	—	(3,000)	2,535,000	4,802	50,000
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	3,945,160	—	(4,000,000)	—	54,840	—	12,333	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	3,500,000	—	—	48,265	3,548,265	139,028	3,500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	—	1,500,000	—	—	22,590	1,522,590	2,292	1,500,000
Short-Term Investments
Liquidity Fund	53,606,159	1,349,158,082	(1,324,555,336)	—	—	78,208,905	3,140,227	78,208,905
Total				$ —	$547,380	$85,814,760	$3,818,888

(1)	Restricted security.
23

Calvert
Short Duration Income Fund
September 30, 2024
Notes to Financial Statements — continued

9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	9,501,155	$147,081,783	3,267,884	$49,481,752
Reinvestment of distributions	780,770	12,099,899	527,200	7,994,961
Shares redeemed	(4,662,086)	(72,007,398)	(5,890,995)	(89,240,489)
Net increase (decrease)	5,619,839	$87,174,284	(2,095,911)	$(31,763,776)
Class C
Shares sold	249,331	$3,854,835	145,012	$2,183,625
Reinvestment of distributions	26,421	407,531	24,227	366,017
Shares redeemed	(299,629)	(4,606,971)	(444,857)	(6,702,377)
Net decrease	(23,877)	$(344,605)	(275,618)	$(4,152,735)
Class I
Shares sold	48,970,260	$761,622,564	43,973,672	$670,555,762
Reinvestment of distributions	5,081,310	79,223,977	3,819,541	58,319,856
Shares redeemed	(47,415,418)	(738,398,611)	(64,969,093)	(990,379,234)
Net increase (decrease)	6,636,152	$102,447,930	(17,175,880)	$(261,503,616)
Class R6
Shares sold	8,726,634	$135,643,491	4,739,177	$72,320,103
Reinvestment of distributions	782,778	12,210,819	554,533	8,467,087
Shares redeemed	(5,326,253)	(82,678,950)	(6,082,343)	(92,898,329)
Net increase (decrease)	4,183,159	$65,175,360	(788,633)	$(12,111,139)
24

Calvert
Short Duration Income Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Calvert Fund and Shareholders of Calvert Short Duration Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Short Duration Income Fund (the "Fund") (one of the funds constituting The Calvert Fund), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended September 30, 2020 were audited by other auditors whose report, dated November 20, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of September 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
25

Calvert
Short Duration Income Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended September 30, 2024, the Fund designates 95.97% of distributions from net investment income as a 163(j) interest dividend.
26

Calvert
Short Duration Income Fund
September 30, 2024
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
27

Calvert
Short Duration Income Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Short Duration Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had outperformed the median of its peer universe and benchmark index for the one-, three- and five-year periods ended December 31, 2023. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
28

Calvert
Short Duration Income Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) and the Fund’s total expenses were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
29

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CSDAX-NCSR 9.30.24

Calvert
Ultra-Short Duration Income Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
Ultra-Short Duration Income Fund

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Schedule of Investments

Asset-Backed Securities — 22.7%

Security	Principal Amount (000's omitted)	Value
Ally Bank Auto Credit-Linked Notes:
Series 2024-A, Class A2, 5.681%, 5/17/32(1)	$2,179	$ 2,214,308
Series 2024-A, Class B, 5.827%, 5/17/32(1)	3,705	3,754,843
Series 2024-A, Class C, 6.022%, 5/17/32(1)	1,090	1,104,476
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	5,219	5,300,620
Auxilior Term Funding LLC:
Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	176	177,315
Series 2024-1A, Class A2, 5.84%, 3/15/27(1)	2,625	2,654,356
Bank of America Auto Trust, Series 2023-2A, Class A2, 5.85%, 8/17/26(1)	1,071	1,075,106
BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/34(1)	764	757,800
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%, 1/15/26	42	41,884
CarNow Auto Receivables Trust, Series 2023-2A, Class A, 7.38%, 1/15/26(1)	1,309	1,310,678
Chesapeake Funding II LLC:
Series 2023-2A, Class A1, 6.16%, 10/15/35(1)	698	710,203
Series 2024-1A, Class A2, 6.112%, (30-day SOFR Average + 0.77%), 5/15/36(1)(2)	2,834	2,824,720
Clarus Capital Funding LLC, Series 2024-1A, Class A2, 4.71%, 8/20/32(1)	2,370	2,370,407
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	3,402	3,028,444
Conn's Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 1/16/29(1)	1,372	1,371,377
DB Master Finance LLC:
Series 2019-1A, Class A2II, 4.021%, 5/20/49(1)	1,284	1,269,463
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	4,172	3,958,293
Dell Equipment Finance Trust:
Series 2023-2, Class A2, 5.84%, 1/22/29(1)	749	751,123
Series 2023-3, Class A2, 6.10%, 4/23/29(1)	2,064	2,072,542
DLLMT LLC, Series 2024-1A, Class A2, 5.08%, 2/22/27(1)	2,284	2,300,662
DLLST LLC, Series 2024-1A, Class A2, 5.33%, 1/20/26(1)	2,805	2,810,056
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	3,826	3,811,656
Driven Brands Funding LLC, Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	2,363	2,343,286
Enterprise Fleet Financing LLC, Series 2024-2, Class A2, 5.74%, 12/20/26(1)	2,870	2,903,753
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	3,573	3,649,117
Ford Credit Auto Owner Trust, Series 2023-B, Class A2A, 5.57%, 6/15/26	279	279,134
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	1,536	1,559,169
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	2,539	2,558,959
GM Financial Automobile Leasing Trust, Series 2023-2, Class A2A, 5.44%, 10/20/25	204	203,841
Security	Principal Amount (000's omitted)	Value
GM Financial Consumer Automobile Receivables Trust, Series 2023-4, Class A2A, 5.89%, 11/16/26	$3,623	$ 3,638,376
Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.74%, 2/25/39(1)	415	403,195
HPEFS Equipment Trust, Series 2024-1A, Class A2, 5.38%, 5/20/31(1)	9,780	9,804,433
Hyundai Auto Lease Securitization Trust, Series 2023-B, Class A2A, 5.47%, 9/15/25(1)	407	407,656
JPMorgan Chase Bank NA:
Series 2021-3, Class B, 0.76%, 2/26/29(1)	239	235,366
Series 2021-3, Class C, 0.86%, 2/26/29(1)	267	262,954
Series 2021-3, Class D, 1.009%, 2/26/29(1)	106	105,072
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	3,111	3,116,336
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	1,826	1,832,007
Series 2023-3A, Class A2, 6.09%, 6/15/26(1)	929	930,294
Lendbuzz Securitization Trust:
Series 2023-2A, Class A2, 7.09%, 10/16/28(1)	585	597,703
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	3,313	3,351,088
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	3,500	3,506,503
Lendingpoint Asset Securitization Trust, Series 2022-C, Class A, 6.56%, 2/15/30(1)	313	312,531
LL ABS Trust, Series 2022-1A, Class B, 5.05%, 11/15/29(1)	763	762,749
Marlette Funding Trust:
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	2,765	2,781,579
Series 2023-2A, Class A, 6.04%, 6/15/33(1)	348	348,390
Series 2023-3A, Class A, 6.49%, 9/15/33(1)	1,600	1,602,034
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	2,701	2,754,132
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	93	89,524
New Residential Mortgage LLC, Series 2020-FNT2, Class A, 5.437%, 7/25/25(1)	3,625	3,613,375
Newtek Small Business Loan Trust, Series 2023-1, Class A, 7.50%, (USD Prime - 0.50%), 7/25/50(1)(2)	2,656	2,646,348
Octane Receivables Trust:
Series 2021-2A, Class A, 1.21%, 9/20/28(1)	303	300,001
Series 2022-1, Class A2, 4.18%, 3/20/28(1)	299	297,883
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	583	585,784
Series 2024-2A, Class A2, 5.80%, 7/20/32(1)	4,000	4,056,925
Oportun Funding XIV LLC, Series 2021-A, Class D, 5.40%, 3/8/28(1)	1,287	1,247,273
Oportun Issuance Trust:
Series 2022-3, Class B, 8.533%, 1/8/30(1)	1,042	1,044,705
Series 2024-1A, Class A, 6.334%, 4/8/31(1)	1,085	1,087,832
Series 2024-1A, Class B, 6.546%, 4/8/31(1)	2,934	2,959,221
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A3, 2.30%, 4/10/26(1)	660	655,829
Oscar U.S. Funding XV LLC, Series 2023-1A, Class A2, 6.07%, 9/10/26(1)	4,947	4,967,559
Oscar U.S. Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(1)	3,930	3,933,705

1
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Grantor Trust, Series 2024-9, Class A, 5.065%, 3/15/32(1)	$4,515	$ 4,521,113
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	323	318,599
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	258	255,250
PEAC Solutions Receivables LLC:
Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	1,682	1,706,089
Series 2024-2A, Class A2, 4.74%, 4/20/27(1)	2,000	2,004,102
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.219%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)	5,017	5,000,380
Prosper Marketplace Issuance Trust:
Series 2023-1A, Class A, 7.06%, 7/16/29(1)	3,216	3,229,068
Series 2024-1A, Class A, 6.12%, 8/15/29(1)	1,563	1,567,639
Reach ABS Trust:
Series 2023-1A, Class A, 7.05%, 2/18/31(1)	398	399,567
Series 2024-1A, Class A, 6.30%, 2/18/31(1)	5,237	5,272,325
Series 2024-2A, Class A, 5.88%, 7/15/31(1)	1,668	1,678,848
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32(1)	4,575	4,738,756
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A2, 5.35%, 6/21/27(1)	1,994	1,997,912
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	68	67,533
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,384	1,284,839
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	952	924,251
Theorem Funding Trust:
Series 2022-3A, Class A, 7.60%, 4/15/29(1)	2,004	2,023,584
Series 2022-3A, Class B, 8.95%, 4/15/29(1)	4,385	4,553,591
Series 2023-1A, Class A, 7.58%, 4/15/29(1)	1,505	1,521,759
Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(1)	2,143	2,162,037
Upstart Securitization Trust, Series 2021-2, Class C, 3.61%, 6/20/31(1)	1,490	1,470,792
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.645%, 9/15/45(1)	1,924	1,861,351
Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, 5.44%, 5/17/27(1)	2,250	2,274,375
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)	1,486	1,497,889
Total Asset-Backed Securities (identified cost $175,345,049)		$175,737,602

Collateralized Mortgage Obligations — 3.1%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 6.58%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	$2,338	$ 2,350,048
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust: (continued)
Series 2022-HQA1, Class M1A, 7.38%, (30-day SOFR Average + 2.10%), 3/25/42(1)(2)	$1,008	$ 1,020,201
Series 2024-DNA1, Class M1, 6.63%, (30-day SOFR Average + 1.35%), 2/25/44(1)(2)	3,136	3,147,590
Series 2024-HQA1, Class A1, 6.53%, (30-day SOFR Average + 1.25%), 3/25/44(1)(2)	5,808	5,818,591
Federal National Mortgage Association, Series 2006-46, Class FG, 5.645%, (30-day SOFR Average + 0.364%), 6/25/36(2)	678	672,032
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 9.145%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	1,408	1,470,708
Series 2022-R01, Class 1M1, 6.28%, (30-day SOFR Average + 1.00%), 12/25/41(1)(2)	909	911,348
Government National Mortgage Association, Series 2011-44, Class KF, 5.475%, (1 mo. SOFR + 0.514%), 3/20/41(2)	1,028	1,017,358
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 7.045%, (30-day SOFR Average + 1.70%), 3/25/54(1)(2)	1,803	1,819,235
Series 2023-HE3, Class A1, 6.946%, (30-day SOFR Average + 1.60%), 5/25/54(1)(2)	2,932	2,955,033
Series 2024-HE2, Class A1, 6.546%, (30-day SOFR Average + 1.20%), 10/20/54(1)(2)	1,629	1,639,953
RESIMAC Bastille Trust, Series 2021-2NCA, Class A1B, 5.989%, (SOFR + 0.74%), 2/3/53(1)(2)	1,119	1,117,501
Total Collateralized Mortgage Obligations (identified cost $23,761,888)		$23,939,598

Commercial Mortgage-Backed Securities — 6.2%

Security	Principal Amount (000's omitted)	Value
BPR Trust:
Series 2022-OANA, Class A, 6.995%, (1 mo. SOFR + 1.898%), 4/15/37(1)(2)	$2,355	$ 2,365,774
Series 2022-SSP, Class A, 8.097%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	3,000	3,012,847
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.161%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	4,129	4,093,586
Series 2021-VOLT, Class C, 6.311%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	1,908	1,888,693
CAMB Commercial Mortgage Trust:
Series 2019-LIFE, Class A, 6.464%, (1 mo. SOFR + 1.367%), 12/15/37(1)(2)	6,175	6,180,228
Series 2019-LIFE, Class B, 6.644%, (1 mo. SOFR + 1.547%), 12/15/37(1)(2)	3,450	3,447,337
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.292%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	7,653	7,649,705
Series 2021-ESH, Class B, 6.592%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	2,854	2,850,650

2
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.544%, (1 mo. SOFR + 1.447%), 5/15/38(1)(2)	$7,467	$ 7,457,502
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class A, 6.738%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	2,625	2,624,687
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class B, 6.512%, (1 mo. SOFR + 1.414%), 4/15/38(1)(2)	900	897,176
ORL Trust, Series 2023-GLKS, Class A, 7.447%, (1 mo. SOFR + 2.35%), 10/19/36(1)(2)	1,767	1,777,484
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.283%, (1 mo. SOFR + 2.186%), 5/15/37(1)(2)	1,000	1,005,568
TX Trust, Series 2024-HOU, Class A, 6.688%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	2,625	2,607,749
Total Commercial Mortgage-Backed Securities (identified cost $47,792,957)		$ 47,858,986

Corporate Bonds — 47.9%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 1.0%
Celanese U.S. Holdings LLC, 6.05%, 3/15/25	$7,475	$ 7,494,071
		$ 7,494,071
Communications — 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	$3,010	$ 2,964,718
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/25	11,250	11,234,647
Discovery Communications LLC, 3.45%, 3/15/25	2,151	2,132,646
Rogers Communications, Inc., 2.95%, 3/15/25	5,360	5,311,197
		$ 21,643,208
Consumer, Cyclical — 7.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$3,792	$3,783,960
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(1)	5,495	5,462,465
Ford Motor Credit Co. LLC, 5.125%, 6/16/25	11,365	11,363,212
General Motors Financial Co., Inc.:
5.876%, (SOFR + 0.62%), 10/15/24(2)	8,698	8,699,060
6.595%, (SOFR + 1.30%), 4/7/25(2)	1,908	1,914,611
Hyundai Capital America, 5.80%, 6/26/25(1)	7,344	7,398,905
Tapestry, Inc., 7.05%, 11/27/25	3,025	3,086,061
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(1)	5,630	5,666,269
WarnerMedia Holdings, Inc., 6.412%, 3/15/26	8,659	8,664,186
		$56,038,729
Security	Principal Amount (000’s omitted)	Value
Consumer, Non-cyclical — 1.2%
Baxter International, Inc., 5.436%, (SOFR + 0.44%), 11/29/24(2)	$3,000	$ 2,999,934
Centene Corp., 4.25%, 12/15/27	3,500	3,440,295
Kroger Co., 4.70%, 8/15/26	3,018	3,039,081
		$ 9,479,310
Financial — 29.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/24	$3,000	$ 2,991,749
Air Lease Corp., 3.25%, 3/1/25	6,555	6,502,313
Athene Global Funding:
4.86%, 8/27/26(1)	3,167	3,188,950
5.958%, (SOFR + 0.85%), 5/8/26(1)(2)	8,889	8,883,013
Australia & New Zealand Banking Group Ltd., 5.437%, (SOFR + 0.56%), 3/18/26(1)(2)	7,690	7,710,335
Aviation Capital Group LLC, 5.50%, 12/15/24(1)	7,188	7,182,312
Banco Santander SA, 5.147%, 8/18/25	5,000	5,013,307
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(3)	11,000	10,980,630
3.384% to 4/2/25, 4/2/26(3)	11,250	11,161,767
Bank of Ireland Group PLC, 2.029% to 9/30/26, 9/30/27(1)(3)	3,000	2,867,084
BBVA Bancomer SA, 1.875%, 9/18/25(1)	1,718	1,672,497
Blackstone Private Credit Fund, 2.35%, 11/22/24	4,000	3,980,612
Blue Owl Credit Income Corp., 5.50%, 3/21/25	2,500	2,498,295
BPCE SA, 5.826%, (SOFR + 0.57%), 1/14/25(1)(2)	4,000	4,003,306
Capital One Financial Corp., 4.985% to 7/24/25, 7/24/26(3)	4,500	4,501,582
Capital One NA, 2.28% to 1/28/25, 1/28/26(3)	5,481	5,427,668
Citigroup, Inc.:
5.833%, (SOFR + 0.686%), 10/30/24(2)	6,725	6,728,133
5.88%, (SOFR + 0.694%), 1/25/26(2)	4,778	4,788,264
Corebridge Global Funding, 5.35%, 6/24/26(1)	3,125	3,181,788
EPR Properties, 4.50%, 4/1/25	8,959	8,914,832
Equinix, Inc., 1.00%, 9/15/25	2,400	2,317,672
Fifth Third Bank NA, 5.852% to 10/27/24, 10/27/25(3)	4,000	4,001,428
GA Global Funding Trust, 6.623%, (SOFR + 1.36%), 4/11/25(1)(2)	5,000	5,021,463
Goldman Sachs Bank USA, 5.414% to 5/21/26, 5/21/27(3)	2,659	2,702,810
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	3,575	3,464,478
8.00%, 6/15/27(1)	3,955	4,194,799
HSBC Holdings PLC, 4.18% to 12/9/24, 12/9/25(3)	7,425	7,406,762
JPMorgan Chase & Co.:
2.083% to 4/22/25, 4/22/26(3)	7,475	7,357,153
5.546% to 12/15/24, 12/15/25(3)	8,000	8,005,140
KeyCorp, 6.277%, (SOFR + 1.25%), 5/23/25(2)	6,050	6,059,920
Kimco Realty OP LLC, 3.30%, 2/1/25	4,253	4,224,579
Kite Realty Group Trust, 4.00%, 3/15/25	4,070	4,048,503
Lloyds Banking Group PLC, 4.50%, 11/4/24	3,581	3,576,965

3
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
National Bank of Canada, 6.341%, (SOFR + 1.03%), 7/2/27(2)	$2,450	$ 2,462,101
Nuveen Finance LLC, 4.125%, 11/1/24(1)	7,400	7,392,146
Protective Life Global Funding, 5.968%, (SOFR + 0.70%), 4/10/26(1)(2)	4,050	4,060,779
Santander Holdings USA, Inc., 5.807% to 9/9/25, 9/9/26(3)	5,000	5,029,080
Societe Generale SA, 5.519% to 1/19/27, 1/19/28(1)(3)	4,125	4,183,334
Standard Chartered PLC, 5.957%, (SOFR + 0.93%), 11/23/25(1)(2)	4,000	4,002,394
Synchrony Bank, 5.40%, 8/22/25	3,975	3,984,433
Synchrony Financial, 4.875%, 6/13/25	1,574	1,571,062
Truist Financial Corp., 4.26% to 7/28/25, 7/28/26(3)	8,000	7,970,024
UBS AG, 1.375%, 1/13/25(1)	2,128	2,105,166
Wells Fargo & Co.:
2.406% to 10/30/24, 10/30/25(3)	3,400	3,390,797
3.908% to 4/25/25, 4/25/26(3)	9,350	9,292,333
		$230,003,758
Industrial — 1.3%
BAE Systems Holdings, Inc., 3.80%, 10/7/24(1)	$8,075	$8,072,316
Sonoco Products Co., 4.45%, 9/1/26	1,805	1,806,272
		$9,878,588
Technology — 2.8%
Concentrix Corp., 6.65%, 8/2/26	$3,575	$3,674,759
Hewlett Packard Enterprise Co., 5.90%, 10/1/24	5,495	5,495,000
Kyndryl Holdings, Inc., 2.05%, 10/15/26	1,703	1,619,500
Oracle Corp., 2.50%, 4/1/25	6,543	6,468,589
Qorvo, Inc., 1.75%, 12/15/24	4,000	3,971,634
		$21,229,482
Utilities — 1.9%
AES Corp., 3.30%, 7/15/25(1)	$3,900	$3,845,919
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	3,745	3,791,967
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	6,998	7,028,282
		$14,666,168
Total Corporate Bonds (identified cost $368,784,365)		$370,433,314

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(4)(5)	$1,000	$ 1,013,790
Total High Social Impact Investments (identified cost $1,000,000)		$ 1,013,790

Senior Floating-Rate Loans — 1.7%(6)

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.2%
Standard Industries, Inc., Term Loan, 6.92%, (SOFR + 2.00%), 9/22/28	$1,170	$ 1,173,502
		$ 1,173,502
Commercial Services & Supplies — 0.3%
Aramark Services, Inc., Term Loan, 6.845%, (SOFR + 2.00%), 6/22/30	$1,741	$ 1,748,584
		$ 1,748,584
Diversified Consumer Services — 0.2%
Belron Finance U.S. LLC, Term Loan, 7.629%, (SOFR + 2.25%), 4/18/29	$1,741	$ 1,743,632
		$ 1,743,632
Hotels, Restaurants & Leisure — 0.2%
Four Seasons Hotels Ltd., Term Loan, 6.605%, (SOFR + 1.75%), 11/30/29	$1,741	$1,743,678
		$1,743,678
Life Sciences Tools & Services — 0.3%
Avantor Funding, Inc., Term Loan, 6.945%, (SOFR + 2.00%), 11/8/27	$1,719	$1,730,290
ICON Luxembourg SARL, Term Loan, 6.604%, (SOFR + 2.00%), 7/3/28	450	453,130
PRA Health Sciences, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 7/3/28	112	112,897
		$2,296,317
Professional Services — 0.2%
Trans Union LLC, Term Loan, 6.845%, (SOFR + 2.00%), 12/1/28	$1,741	$1,742,457
		$1,742,457
Software — 0.1%
Open Text Corp., Term Loan, 7.095%, (SOFR + 2.25%), 1/31/30	$673	$675,586
		$675,586
Trading Companies & Distributors — 0.2%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.961%, (SOFR + 2.00%), 6/24/30	$1,741	$1,747,758
		$1,747,758
Total Senior Floating-Rate Loans (identified cost $12,870,189)		$12,871,514

4
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Schedule of Investments — continued

U.S. Treasury Obligations — 9.3%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
2.75%, 8/31/25	$41,735	$ 41,252,274
3.125%, 8/15/25	31,289	31,041,520
Total U.S. Treasury Obligations (identified cost $72,252,067)		$ 72,293,794

Short-Term Investments — 7.9%
Affiliated Fund — 6.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(7)	52,819,253	$ 52,819,253
Total Affiliated Fund (identified cost $52,819,253)		$ 52,819,253

Commercial Paper — 1.0%
Security	Principal Amount (000's omitted)	Value
Brookfield BRP Holdings Canada, Inc.:
5.25%, 10/22/24(8)(9)	$1,400	$ 1,395,741
5.32%, 10/16/24(8)(9)	2,455	2,449,592
Brunswick Corp., 5.35%, 10/4/24(1)(8)(9)	3,890	3,887,832
Total Commercial Paper (identified cost $7,733,536)		$ 7,733,165
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(10)	930,180	$ 930,180
Total Securities Lending Collateral (identified cost $930,180)		$ 930,180
Total Short-Term Investments (identified cost $61,482,969)		$ 61,482,598
Total Investments — 98.9% (identified cost $763,289,484)		$765,631,196
Other Assets, Less Liabilities — 1.1%		$ 8,597,738
Net Assets — 100.0%		$774,228,934

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $355,879,789 or 46.0% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	May be deemed to be an affiliated company (see Note 8).
(5)	Restricted security. Total market value of restricted securities amounts to $1,013,790, which represents 0.1% of the net assets of the Fund as of September 30, 2024.
(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(8)	Security exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2024, the aggregate value of these securities is $7,733,165 representing 1.0% of the Fund’s net assets.
(9)	Rate shown is the discount rate at date of purchase.
(10)	Represents investment of cash collateral received in connection with securities lending.

5
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Schedule of Investments — continued

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$1,000,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk

Currency Abbreviations:
USD	– United States Dollar
6
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $709,470,231)	$711,798,153
Investments in securities of affiliated issuers, at value (identified cost $53,819,253)	53,833,043
Cash	7,368,065
Receivable for investments sold	2,742,386
Receivable for capital shares sold	873,058
Interest receivable	5,026,409
Dividends and interest receivable - affiliated	241,306
Securities lending income receivable	167
Trustees' deferred compensation plan	797,903
Total assets	$782,680,490
Liabilities
Payable for investments purchased	$4,056,356
Payable for capital shares redeemed	1,884,523
Distributions payable	136,425
Deposits for securities loaned	930,180
Payable to affiliates:
Investment advisory fee	160,842
Administrative fee	76,825
Distribution and service fees	43,540
Sub-transfer agency fee	16,033
Trustees' deferred compensation plan	797,903
Other	136,708
Accrued expenses	212,221
Total liabilities	$8,451,556
Net Assets	$774,228,934
Sources of Net Assets
Paid-in capital	$792,759,172
Accumulated loss	(18,530,238)
Net Assets	$774,228,934
Class A Shares
Net Assets	$212,680,116
Shares Outstanding	21,461,830
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.91
Class I Shares
Net Assets	$484,618,461
Shares Outstanding	48,897,221
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.91
Class R6 Shares
Net Assets	$76,930,357
Shares Outstanding	7,765,508
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.91
7
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income - affiliated issuers	$1,482,798
Interest income	47,547,902
Interest income - affiliated issuers	270,439
Securities lending income, net	11,277
Other income	23,514
Total investment income	$49,335,930
Expenses
Investment advisory fee	$2,214,508
Administrative fee	1,022,125
Distribution and service fees:
Class A	544,881
Trustees' fees and expenses	50,765
Custodian fees	18,509
Transfer agency fees and expenses	511,175
Accounting fees	194,399
Professional fees	64,026
Registration fees	122,030
Reports to shareholders	50,074
Miscellaneous	57,694
Total expenses	$4,850,186
Waiver and/or reimbursement of expenses by affiliates	$(397,110)
Net expenses	$4,453,076
Net investment income	$44,882,854
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$708,875
Futures contracts	(10,225)
Net realized gain	$698,650
Change in unrealized appreciation (depreciation):
Investment securities	$9,024,222
Investment securities - affiliated issuers	208,888
Futures contracts	(57,518)
Net change in unrealized appreciation (depreciation)	$9,175,592
Net realized and unrealized gain	$9,874,242
Net increase in net assets from operations	$54,757,096
8
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$44,882,854	$39,133,237
Net realized gain (loss)	698,650	(3,589,798)
Net change in unrealized appreciation (depreciation)	9,175,592	12,376,856
Net increase in net assets from operations	$54,757,096	$47,920,295
Distributions to shareholders:
Class A	$(10,853,525)	$(10,271,866)
Class I	(24,858,132)	(21,676,783)
Class R6	(8,164,239)	(6,926,869)
Total distributions to shareholders	$(43,875,896)	$(38,875,518)
Capital share transactions:
Class A	$(18,160,431)	$(56,486,722)
Class I	8,512,998	(21,967,326)
Class R6	(152,457,843)	140,365,504
Net increase (decrease) in net assets from capital share transactions	$(162,105,276)	$61,911,456
Net increase (decrease) in net assets	$(151,224,076)	$70,956,233
Net Assets
At beginning of year	$925,453,010	$854,496,777
At end of year	$774,228,934	$925,453,010
9
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.79	$9.68	$9.94	$9.86	$9.98
Income (Loss) From Operations
Net investment income(1)	$0.50	$0.40	$0.09	$0.06	$0.15
Net realized and unrealized gain (loss)	0.11	0.11	(0.24)	0.09	(0.12)
Total income (loss) from operations	$0.61	$0.51	$(0.15)	$0.15	$0.03
Less Distributions
From net investment income	$(0.49)	$(0.40)	$(0.11)	$(0.07)	$(0.15)
Total distributions	$(0.49)	$(0.40)	$(0.11)	$(0.07)	$(0.15)
Net asset value — End of year	$9.91	$9.79	$9.68	$9.94	$9.86
Total Return(2)	6.38%	5.39%	(1.56)%	1.55%	0.35%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$212,680	$228,165	$281,960	$331,648	$296,786
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.76%	0.77%	0.75%	0.76%	0.76%
Net expenses	0.72%(4)	0.72%(4)	0.72%(4)	0.72%	0.72%
Net investment income	5.10%	4.12%	0.93%	0.58%	1.48%
Portfolio Turnover	96%	70%	78%	92%(5)	128%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
10
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.79	$9.69	$9.94	$9.86	$9.98
Income (Loss) From Operations
Net investment income(1)	$0.53	$0.43	$0.12	$0.08	$0.17
Net realized and unrealized gain (loss)	0.11	0.10	(0.24)	0.10	(0.11)
Total income (loss) from operations	$0.64	$0.53	$(0.12)	$0.18	$0.06
Less Distributions
From net investment income	$(0.52)	$(0.43)	$(0.13)	$(0.10)	$(0.18)
Total distributions	$(0.52)	$(0.43)	$(0.13)	$(0.10)	$(0.18)
Net asset value — End of year	$9.91	$9.79	$9.69	$9.94	$9.86
Total Return(2)	6.65%	5.54%	(1.21)%	1.80%	0.60%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$484,618	$470,263	$487,115	$605,831	$490,798
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.51%	0.52%	0.51%	0.51%	0.51%
Net expenses	0.47%(4)	0.47%(4)	0.47%(4)	0.47%	0.47%
Net investment income	5.34%	4.40%	1.19%	0.82%	1.75%
Portfolio Turnover	96%	70%	78%	92%(5)	128%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
11
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$9.78	$9.68	$9.93	$9.86	$9.98
Income (Loss) From Operations
Net investment income(1)	$0.52	$0.45	$0.12	$0.08	$0.18
Net realized and unrealized gain (loss)	0.13	0.08	(0.24)	0.09	(0.12)
Total income (loss) from operations	$0.65	$0.53	$(0.12)	$0.17	$0.06
Less Distributions
From net investment income	$(0.52)	$(0.43)	$(0.13)	$(0.10)	$(0.18)
Total distributions	$(0.52)	$(0.43)	$(0.13)	$(0.10)	$(0.18)
Net asset value — End of year	$9.91	$9.78	$9.68	$9.93	$9.86
Total Return(2)	6.78%	5.59%	(1.17)%	1.75%	0.64%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$76,930	$227,025	$85,422	$83,675	$34,944
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.48%	0.48%	0.46%	0.46%	0.47%
Net expenses	0.43%(4)	0.43%(4)	0.43%(4)	0.43%	0.43%
Net investment income	5.32%	4.66%	1.22%	0.82%	1.85%
Portfolio Turnover	96%	70%	78%	92%(5)	128%(5)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended September 30, 2024, 2023 and 2022).
(5)	Includes the effect of To Be Announced (TBA) transactions.
12
See Notes to Financial Statements.

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Ultra-Short Duration Income Fund (the Fund) is a diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to maximize income, to the extent consistent with preservation of capital, through investment in short-term bonds and income-producing securities. The Fund invests primarily in investment grade, U.S. dollar denominated debt securities.
The Fund offers three classes of shares. Class A shares are sold at net asset value and are not subject to a sales charge. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
13

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$175,737,602	$ —	$175,737,602
Collateralized Mortgage Obligations	—	23,939,598	—	23,939,598
Commercial Mortgage-Backed Securities	—	47,858,986	—	47,858,986
Corporate Bonds	—	370,433,314	—	370,433,314
High Social Impact Investments	—	1,013,790	—	1,013,790
Senior Floating-Rate Loans	—	12,871,514	—	12,871,514
U.S. Treasury Obligations	—	72,293,794	—	72,293,794
Short-Term Investments:
Affiliated Fund	52,819,253	—	—	52,819,253
Commercial Paper	—	7,733,165	—	7,733,165
Securities Lending Collateral	930,180	—	—	930,180
Total Investments	$53,749,433	$711,881,763	$ —	$765,631,196
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
14

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Notes to Financial Statements — continued

G  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
H  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $1 billion	0.260%
Over $1 billion	0.250%
For the year ended September 30, 2024, the investment advisory fee amounted to $2,214,508 or 0.26% of the Fund’s average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $41,425 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.72%, 0.47% and 0.43% for Class A, Class I and Class R6, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the year ended September 30, 2024, CRM waived and/or reimbursed expenses of $355,685.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $1,022,125.
15

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Notes to Financial Statements — continued

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $544,881 for Class A shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $65,575 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $551,251,548 and $638,982,284, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $22,095,969 and $42,991,284, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30,
	2024	2023
Ordinary income	$43,875,896	$38,875,518
During the year ended September 30, 2024, accumulated loss was decreased by $31,927 and paid-in capital was decreased by $31,927 due to differences between book and tax accounting. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$90,910
Deferred capital losses	(20,694,673)
Net unrealized appreciation	2,209,950
Distributions payable	(136,425)
Accumulated loss	$(18,530,238)
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $20,694,673 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $9,527,346 are short-term and $11,167,327 are long-term.
16

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$763,421,246
Gross unrealized appreciation	$3,403,209
Gross unrealized depreciation	(1,193,259)
Net unrealized appreciation	$2,209,950
5  Financial Instruments
During the year ended September 30, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration. At September 30, 2024, there were no obligations outstanding under these financial instruments.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (10,225)	$ (57,518)
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the year ended September 30, 2024 was approximately $438,000 and $4,302,000, respectively.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At September 30, 2024, the Fund had a deposit for securities loaned of $930,180 related to a security on loan that matured on September 30, 2024. The carrying amount of the liability for deposits for securities loaned at September 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on
October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
17

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Notes to Financial Statements — continued

The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
8  Affiliated Investments
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. An officer of CRM's affiliate serves on the CIC Board.
At September 30, 2024, the value of the Fund's investment in the Notes and in issuers and funds that may be deemed to be affiliated was $53,833,043, which represents 6.9% of the Fund's net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$ 4,863,496	$ —	$ (5,047,332)	$ —	$181,388	$ —	$ 227,634	$ —
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	986,290	—	(1,000,000)	—	13,710	—	3,083	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	1,000,000	—	—	13,790	1,013,790	39,722	1,000,000
Short-Term Investments
Liquidity Fund	30,103,914	745,022,431	(722,307,092)	—	—	52,819,253	1,482,798	52,819,253
Total				$ —	$208,888	$53,833,043	$1,753,237

(1)	Restricted security.
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,085,579	$20,555,576	1,827,261	$17,802,545
Reinvestment of distributions	1,043,662	10,283,663	1,003,735	9,787,686
Shares redeemed	(4,979,499)	(48,999,670)	(8,633,310)	(84,076,953)
Net decrease	(1,850,258)	$(18,160,431)	(5,802,314)	$(56,486,722)
Class I
Shares sold	24,553,338	$241,884,574	29,254,440	$285,067,922
Reinvestment of distributions	2,448,295	24,129,152	2,105,763	20,540,873
Shares redeemed	(26,146,252)	(257,500,728)	(33,607,092)	(327,576,121)
Net increase (decrease)	855,381	$8,512,998	(2,246,889)	$(21,967,326)
18

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Notes to Financial Statements — continued

	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class R6
Shares sold	26,430,015	$259,813,341	35,494,292	$346,224,495
Reinvestment of distributions	791,520	7,786,389	697,380	6,806,208
Shares redeemed	(42,662,964)	(420,057,573)	(21,809,319)	(212,665,199)
Net increase (decrease)	(15,441,429)	$(152,457,843)	14,382,353	$140,365,504
19

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Calvert Fund and Shareholders of Calvert Ultra-Short Duration Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Ultra-Short Duration Income Fund (the "Fund") (one of the funds constituting The Calvert Fund), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended September 30, 2020 were audited by other auditors whose report, dated November 20, 2020, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of September 30, 2024, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
20

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended September 30, 2024, the Fund designates 95.86% of distributions from net investment income as a 163(j) interest dividend.
21

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Trustees reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Trustees were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
22

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Trustees were assisted throughout the contract review process by their independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Trustees, concluded that the continuation of the investment advisory agreement of Calvert Ultra-Short Duration Income Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had outperformed the median of its peer universe and its benchmark index for the one-, three- and five-year periods ended December 31, 2023. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each above the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
23

Calvert
Ultra-Short Duration Income Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoint in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above a specific asset level. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
24

CULAX-NCSR 9.30.24

Calvert
Mortgage Access Fund
Annual Financial Statements and
Additional Information
September 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Annual Financial Statements and Additional Information September 30, 2024
Calvert
Mortgage Access Fund

Calvert
Mortgage Access Fund
September 30, 2024
Schedule of Investments

Collateralized Mortgage Obligations — 65.8%

Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust, Series 2021-5, Class A2, 1.208%, 7/25/66(1)(2)	$59	$ 51,307
Angel Oak Mortgage Trust I LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(2)	250	249,842
Bellemeade Re Ltd., Series 2022-2, Class M1A, 9.28%, (30-day SOFR Average + 4.00%), 9/27/32(1)(3)	432	437,465
BRAVO Residential Funding Trust:
Series 2021-NQM1, Class A3, 1.332%, 2/25/49(1)(2)	62	58,432
Series 2021-NQM3, Class A3, 1.956%, 4/25/60(1)(2)	91	86,233
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	878	824,225
Champs Trust:
Series 2024-1, Class A, 8.39%, 7/25/59(1)(2)	1,895	1,973,882
Series 2024-2, Class A, 14.782%, 11/25/59(1)(2)	2,000	2,093,618
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00%, 10/25/57(1)	668	670,761
Series 2022-NQM1, Class A3, 5.82% to 8/25/25, 6/25/67(1)(4)	77	76,791
Series 2022-NQM1, Class M1, 5.82% to 8/25/25, 6/25/67(1)(4)	500	501,122
Series 2023-1, Class A1, 7.065% to 2/25/26, 3/25/58(1)(4)	280	284,645
Series 2023-4, Class A3, 8.38% to 8/25/26, 9/25/58(1)(4)	713	739,432
Deephaven Residential Mortgage Trust, Series 2020-2, Class B2, 5.786%, 5/25/65(1)(2)	500	503,200
FARM Mortgage Trust:
Series 2021-1, Class B, 3.244%, 7/25/51(1)(2)	735	564,821
Series 2022-1, Class B, 2.952%, 1/25/52(1)(2)	362	272,958
Series 2023-1, Class B, 3.037%, 3/25/52(1)(2)	940	716,096
Series 2024-1, Class B, 5.123%, 10/1/53(1)(2)	973	818,677
Federal Home Loan Mortgage Corp., Series 5327, Class B, 6.00%, 8/25/53	650	683,650
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 12.895%, (30-day SOFR Average + 7.614%), 9/25/49(1)(3)	250	284,582
Series 2021-HQA1, Class B2, 10.28%, (30-day SOFR Average + 5.00%), 8/25/33(1)(3)	1,250	1,372,972
Series 2022-HQA1, Class M1B, 8.78%, (30-day SOFR Average + 3.50%), 3/25/42(1)(3)	500	523,239
Series 2022-HQA2, Class M1B, 9.28%, (30-day SOFR Average + 4.00%), 7/25/42(1)(3)	500	532,562
Series 2023-HQA2, Class M1B, 8.63%, (30-day SOFR Average + 3.35%), 6/25/43(1)(3)	750	788,748
Federal National Mortgage Association, Series 2023-12, Class LW, 6.00%, 4/25/53	500	524,926
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R06, Class 2B1, 9.145%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	207	215,704
Series 2023-R03, Class 2M2, 9.18%, (30-day SOFR Average + 3.90%), 4/25/43(1)(3)	500	537,486
Security	Principal Amount (000's omitted)	Value
GCAT Trust:
Series 2022-NQM4, Class A3, 5.73% to 8/25/25, 8/25/67(1)(4)	$82	$ 82,478
Series 2022-NQM4, Class M1, 5.75%, 8/25/67(1)(2)	305	307,636
Series 2023-NQM2, Class A2, 6.243% to 2/25/26, 11/25/67(1)(4)	396	399,266
Government National Mortgage Association:
Series 2021-160, Class DI, 3.00%, 9/20/51(5)	569	89,047
Series 2022-126, Class AS, 0.00%, (3.69% - 30-day SOFR Average, Floor 0.00%), 7/20/52(5)(6)	759	13,887
Series 2022-173, Class S, 3.134%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(6)	204	228,979
Series 2022-195, Class AS, 3.347%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(6)	227	261,447
Series 2022-197, Class SW, 3.491%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(6)	188	194,927
Series 2023-13, Class SA, 0.055%, (5.40% - 30-day SOFR Average), 1/20/53(5)(6)	1,256	42,653
Series 2023-19, Class SD, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(5)(6)	774	38,173
Series 2023-22, Class ES, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(5)(6)	776	38,749
Series 2023-24, Class SB, 0.00%, (5.15% - 30-day SOFR Average, Floor 0.00%), 2/20/53(5)(6)	1,552	51,406
Series 2023-24, Class SG, 0.955%, (6.30% - 30-day SOFR Average), 2/20/53(5)(6)	776	38,749
Series 2023-38, Class LS, 0.955%, (6.30% - 30-day SOFR Average), 3/20/53(5)(6)	778	38,311
Series 2023-47, Class HS, 0.955%, (6.30% - 30-day SOFR Average), 3/20/53(5)(6)	272	13,409
Series 2023-47, Class SC, 0.905%, (6.25% - 30-day SOFR Average), 3/20/53(5)(6)	389	18,939
Series 2023-65, Class G, 2.95%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(6)	454	505,081
Series 2023-89, Class SE, 0.705%, (6.05% - 30-day SOFR Average), 6/20/53(5)(6)	2,294	131,843
Series 2023-96, Class BL, 6.00%, 7/20/53	650	688,528
Series 2023-96, Class DB, 6.00%, 7/20/53	750	795,029
Series 2023-98, Class BW, 6.00%, 7/20/53	250	264,996
Series 2023-99, Class AL, 6.00%, 7/20/53(7)	1,000	1,059,867
Series 2023-100, Class AY, 6.00%, 7/20/53(7)	2,000	2,119,169
Series 2023-100, Class JL, 6.00%, 7/20/53	500	529,423
Series 2023-102, Class SG, 2.626%, (22.55% - 30-day SOFR Average x 3.727), 7/20/53(6)	300	324,043
Series 2023-133, Class S, 5.564%, (21.60% - 30-day SOFR Average x 3.00), 9/20/53(6)	616	666,448
Series 2023-149, Class S, 5.414%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(6)	441	485,996
Series 2023-153, Class SM, 6.618%, (28.00% - 30-day SOFR Average x 4.00), 10/20/53(6)	343	386,518
Series 2023-164, Class EL, 6.00%, 11/20/53	1,500	1,555,776
Series 2023-165, Class DY, 6.00%, 11/20/53(7)	1,000	1,034,479
Series 2023-165, Class EY, 6.50%, 11/20/53(7)	1,000	1,048,021
Series 2023-173, Class AX, 6.00%, 11/20/53(7)	1,500	1,564,674
Series 2023-182, Class EL, 6.00%, 12/20/53	500	523,300
Series 2024-1, Class GL, 6.00%, 1/20/54	500	532,787

1

Calvert
Mortgage Access Fund
September 30, 2024
Schedule of Investments — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-44, Class LM, 6.00%, 3/20/54	$1,000	$ 1,063,995
Series 2024-59, Class LG, 6.00%, 4/20/54	2,000	2,148,567
Series 2024-64, Class EI, 6.50%, 4/20/64(5)	1,790	253,690
Series 2024-112, Class EZ, 6.00%, 7/20/54	505	538,209
Series 2024-129, Class ZC, 7.50%, 6/20/54	657	653,961
Series 2024-148, Class LZ, 5.50%, 9/20/54	2,000	2,024,482
New Residential Mortgage Loan Trust, Series 2021-NQM2R, Class M1, 2.201%, 10/25/58(1)(2)	130	117,778
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A, 9.53%, (30-day SOFR Average + 4.25%), 5/25/27(1)(3)	500	508,162
Radnor RE Ltd., Series 2022-1, Class M1A, 9.03%, (30-day SOFR Average + 3.75%), 9/25/32(1)(3)	227	229,177
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/59(1)(2)	4	4,381
Total Collateralized Mortgage Obligations (identified cost $38,321,334)		$40,003,812

Government National Mortgage Association Participation Agreements — 3.3%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 7.35%, 9/15/25(8)	$2,014	$ 2,021,259
Total Government National Mortgage Association Participation Agreements (identified cost $2,014,062)		$ 2,021,259

U.S. Government Agency Mortgage-Backed Securities — 83.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., 6.50%, 3/1/53	$225	$ 235,040
Federal National Mortgage Association:
4.50%, 8/1/52	48	47,503
5.50%, 11/1/52	84	85,436
6.00%, with various maturities to 2053	640	659,338
6.50%, with various maturities to 2053	990	1,029,798
7.00%, 6/1/53(7)	495	524,201
Government National Mortgage Association:
5.50%, 30-Year, TBA(9)	5,600	5,655,114
6.00%, 30-Year, TBA(9)	6,700	6,813,520
4.00%, with various maturities to 2052	881	849,364
4.50%, with various maturities to 2052	385	381,589
5.00%, with various maturities to 2052(7)	7,172	7,225,264
5.50%, with various maturities to 2062(7)	4,212	4,301,282
6.00%, with various maturities to 2054	7,607	7,846,067
6.50%, with various maturities to 2063	6,761	7,018,181
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
7.00%, with various maturities to 2062(7)	$5,396	$ 5,620,528
7.50%, 6/20/64	511	523,812
Government National Mortgage Association II:
6.00%, with various maturities to 2053(7)	975	999,983
6.50%, 7/20/53(7)	741	767,273
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $50,346,652)		$50,583,293

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(10)	232,040	$ 232,040
Total Short-Term Investments (identified cost $232,040)		$ 232,040
Total Investments — 152.7% (identified cost $90,914,088)		$92,840,404

TBA Sale Commitments — (4.7)%
U.S. Government Agency Mortgage-Backed Securities — (4.7)%
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 6.50%, 30-Year, TBA(9)	$(2,800)	$(2,864,926)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $2,865,188)		$(2,864,926)
Total TBA Sale Commitments (proceeds $2,865,188)		$(2,864,926)
Other Assets, Less Liabilities — (48.0)%		$(29,194,916)
Net Assets — 100.0%		$60,780,562

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $16,827,678 or 27.7% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2024.

2

Calvert
Mortgage Access Fund
September 30, 2024
Schedule of Investments — continued

(4)	Step coupon security. Interest rate represents the rate in effect at September 30, 2024.
(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at September 30, 2024.
(7)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(8)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(9)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	418	Long	12/31/24	$45,931,016	$55,194
U.S. Long Treasury Bond	(38)	Short	12/19/24	(4,719,125)	10,675
U.S. Ultra-Long Treasury Bond	(13)	Short	12/19/24	(1,730,219)	7,957
					$73,826
3

Calvert
Mortgage Access Fund
September 30, 2024
Statement of Assets and Liabilities

September 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $90,682,048)	$92,608,364
Investments in securities of affiliated issuers, at value (identified cost $232,040)	232,040
Deposits at broker for futures contracts	446,089
Receivable for TBA sale commitments	2,865,188
Receivable for capital shares sold	3,838
Interest receivable	429,419
Dividends receivable - affiliated	614
Trustees' deferred compensation plan	398
Total assets	$96,585,950
Liabilities
Payable for variation margin on open futures contracts	$117,179
Due to custodian	256,942
Payable for reverse repurchase agreements, including accrued interest of $13,893	19,912,453
Payable for when-issued/delayed delivery/forward commitment securities	12,511,526
TBA sale commitments, at value (proceeds receivable $2,865,188)	2,864,926
Payable for capital shares redeemed	24,757
Payable to affiliates:
Investment advisory fee	13,958
Administrative fee	5,990
Distribution and service fees	221
Sub-transfer agency fee	76
Trustees' deferred compensation plan	398
Other	44,452
Accrued expenses	52,510
Total liabilities	$35,805,388
Net Assets	$60,780,562
Sources of Net Assets
Paid-in capital	$59,601,710
Distributable earnings	1,178,852
Net Assets	$60,780,562
Class A Shares
Net Assets	$854,458
Shares Outstanding	85,338
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.01
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$10.35
Class C Shares
Net Assets	$55,246
Shares Outstanding	5,515
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$10.02
4
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
September 30, 2024
Statement of Assets and Liabilities — continued

September 30, 2024
Class I Shares
Net Assets	$59,814,264
Shares Outstanding	5,970,267
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.02
Class R6 Shares
Net Assets	$56,594
Shares Outstanding	5,649
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.02

On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
September 30, 2024
Statement of Operations

Year Ended
September 30, 2024
Investment Income
Dividend income - affiliated issuers	$47,790
Interest income	3,889,310
Total investment income	$3,937,100
Expenses
Investment advisory fee	$158,513
Administrative fee	67,934
Distribution and service fees:
Class A	1,556
Class C	519
Trustees' fees and expenses	3,460
Custodian fees	6,758
Transfer agency fees and expenses	2,059
Accounting fees	12,923
Professional fees	47,073
Registration fees	62,342
Reports to shareholders	84
Interest expense and fees	467,820
Miscellaneous	15,837
Total expenses	$846,878
Waiver and/or reimbursement of expenses by affiliates	$(100,963)
Net expenses	$745,915
Net investment income	$3,191,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$(73,610)
Futures contracts	(223,025)
Net realized loss	$(296,635)
Change in unrealized appreciation (depreciation):
Investment securities	$3,642,976
Futures contracts	175,257
TBA sale commitments	262
Net change in unrealized appreciation (depreciation)	$3,818,495
Net realized and unrealized gain	$3,521,860
Net increase in net assets from operations	$6,713,045
6
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
September 30, 2024
Statements of Changes in Net Assets

	Year Ended September 30,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,191,185	$1,793,622
Net realized loss	(296,635)	(430,067)
Net change in unrealized appreciation (depreciation)	3,818,495	(1,021,562)
Net increase in net assets from operations	$6,713,045	$341,993
Distributions to shareholders:
Class A	$(34,092)	$(4,790)
Class C	(2,459)	(2,244)
Class I	(3,205,802)	(1,775,398)
Class R6	(3,041)	(2,772)
Total distributions to shareholders	$(3,245,394)	$(1,785,204)
Capital share transactions:
Class A	$681,168	$81,894
Class C	2,459	2,241
Class I	4,508,103	28,833,498
Class R6	2,822	2,988
Net increase in net assets from capital share transactions	$5,194,552	$28,920,621
Net increase in net assets	$8,662,203	$27,477,410
Net Assets
At beginning of year	$52,118,359	$24,640,949
At end of year	$60,780,562	$52,118,359
7
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
September 30, 2024
Financial Highlights

	Class A
	Year Ended September 30,		Period Ended September 30, 2022(1)
	2024	2023
Net asset value — Beginning of period	$9.43	$9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.52	$0.52	$0.09
Net realized and unrealized gain (loss)	0.59	(0.25)	(0.33)
Total income (loss) from operations	$1.11	$0.27	$(0.24)
Less Distributions
From net investment income	$(0.53)	$(0.51)	$(0.09)
Total distributions	$(0.53)	$(0.51)	$(0.09)
Net asset value — End of period	$10.01	$9.43	$9.67
Total Return(3)	12.02%	2.73%	(2.37)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$854	$142	$65
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.74%(6)	1.45%(6)	1.58%(7)
Net expenses	1.56%(6)(8)	1.14%(6)(8)	0.66%(7)(8)
Net investment income	5.35%	5.31%	2.26%(7)
Portfolio Turnover	379%(9)	392%(9)	155%(4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.82% and 0.40% of average daily net assets for the years ended September 30, 2024 and 2023, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the years ended September 30, 2024 and 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
8
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
September 30, 2024
Financial Highlights — continued

	Class C
	Year Ended September 30,		Period Ended September 30, 2022(1)
	2024	2023
Net asset value — Beginning of period	$9.43	$9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.45	$0.44	$0.06
Net realized and unrealized gain (loss)	0.60	(0.24)	(0.33)
Total income (loss) from operations	$1.05	$0.20	$(0.27)
Less Distributions
From net investment income	$(0.46)	$(0.44)	$(0.06)
Total distributions	$(0.46)	$(0.44)	$(0.06)
Net asset value — End of period	$10.02	$9.43	$9.67
Total Return(3)	11.29%	1.96%	(2.70)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55	$50	$49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.49%(6)	2.20%(6)	2.33%(7)
Net expenses	2.31%(6)(8)	1.89%(6)(8)	1.41%(7)(8)
Net investment income	4.64%	4.50%	1.42%(7)
Portfolio Turnover	379%(9)	392%(9)	155%(4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.82% and 0.40% of average daily net assets for the years ended September 30, 2024 and 2023, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the years ended September 30, 2024 and 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
9
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
September 30, 2024
Financial Highlights — continued

	Class I
	Year Ended September 30,		Period Ended September 30, 2022(1)
	2024	2023
Net asset value — Beginning of period	$9.43	$9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.54	$0.54	$0.10
Net realized and unrealized gain (loss)	0.60	(0.24)	(0.33)
Total income (loss) from operations	$1.14	$0.30	$(0.23)
Less Distributions
From net investment income	$(0.55)	$(0.54)	$(0.10)
Total distributions	$(0.55)	$(0.54)	$(0.10)
Net asset value — End of period	$10.02	$9.43	$9.67
Total Return(3)	12.40%	2.99%	(2.30)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$59,814	$51,876	$24,479
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.49%(6)	1.20%(6)	1.34%(7)
Net expenses	1.31%(6)(8)	0.89%(6)(8)	0.41%(7)(8)
Net investment income	5.64%	5.55%	2.42%(7)
Portfolio Turnover	379%(9)	392%(9)	155%(4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.82% and 0.40% of average daily net assets for the years ended September 30, 2024 and 2023, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the years ended September 30, 2024 and 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
10
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
September 30, 2024
Financial Highlights — continued

	Class R6
	Year Ended September 30,		Period Ended September 30, 2022(1)
	2024	2023
Net asset value — Beginning of period	$9.43	$9.67	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.54	$0.54	$0.10
Net realized and unrealized gain (loss)	0.60	(0.25)	(0.32)
Total income (loss) from operations	$1.14	$0.29	$(0.22)
Less Distributions
From net investment income	$(0.55)	$(0.53)	$(0.11)
Total distributions	$(0.55)	$(0.53)	$(0.11)
Net asset value — End of period	$10.02	$9.43	$9.67
Total Return(3)	12.40%	2.99%	(2.24)%(4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57	$51	$49
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.50%(6)	1.20%(6)	1.34%(7)
Net expenses	1.32%(6)(8)	0.89%(6)(8)	0.41%(7)(8)
Net investment income	5.63%	5.49%	2.42%(7)
Portfolio Turnover	379%(9)	392%(9)	155%(4)(9)

(1)	For the period from the commencement of operations, April 29, 2022, to September 30, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Includes interest expense of 0.82% and 0.40% of average daily net assets for the years ended September 30, 2024 and 2023, respectively.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01% and 0.08% of average daily net assets for the years ended September 30, 2024 and 2023 and the period ended September 30, 2022, respectively).
(9)	Includes the effect of To-Be-Announced (TBA) transactions.
11
See Notes to Financial Statements.

Calvert
Mortgage Access Fund
September 30, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Calvert Mortgage Access Fund (the Fund) is a non-diversified series of The Calvert Fund (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
12

Calvert
Mortgage Access Fund
September 30, 2024
Notes to Financial Statements — continued

The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$40,003,812	$ —	$40,003,812
Government National Mortgage Association Participation Agreements	—	2,021,259	—	2,021,259
U.S. Government Agency Mortgage-Backed Securities	—	50,583,293	—	50,583,293
Short-Term Investments	232,040	—	—	232,040
Total Investments	$232,040	$92,608,364	$ —	$92,840,404
Futures Contracts	$73,826	$ —	$ —	$73,826
Total	$305,866	$92,608,364	$ —	$92,914,230
Liability Description
TBA Sales Commitments	$ —	$(2,864,926)	$ —	$(2,864,926)
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund declares income distributions daily to shareholders of record at the time of declaration and generally pays them monthly. The Fund makes distributions of net realized capital gains, if any, at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— Under the Trust’s organizational document, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and provides that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders or former shareholders. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
13

Calvert
Mortgage Access Fund
September 30, 2024
Notes to Financial Statements — continued

H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
J  Forward Sale Commitments—The Fund may enter into forward sale commitments to sell generic U.S. government agency mortgage-backed securities to hedge its portfolio positions and/or to enhance return. The proceeds to be received from the forward sale commitment are recorded as an asset and a corresponding liability, which is subsequently valued at approximately the current market value of the underlying security in accordance with the Fund's policies on investment valuations discussed above. The Fund records an unrealized gain or loss on investments to the extent of the difference between the proceeds to be received and the value of the open forward sale commitment on the day of determination. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment or the delivery of securities, the Fund realizes a gain or loss on investments based on the price established when the Fund entered into the commitment. If the Fund enters into a forward sale commitment for the delivery of a security that it does not own or has the right to obtain, it is subject to the risk of loss if the purchase price to settle the commitment is higher than the price at which it was sold.
K  Reverse Repurchase Agreements— Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.28% of the Fund’s average daily net assets and is payable monthly. For the year ended September 30, 2024, the investment advisory fee amounted to $158,513.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the year ended September 30, 2024, the investment advisory fee paid was reduced by $1,379 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund's operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.74%, 1.49%, 0.49% and 0.49% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2025. For the year ended September 30, 2024, CRM waived and/or reimbursed expenses of $99,584.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the year ended September 30, 2024, CRM was paid administrative fees of $67,934.
14

Calvert
Mortgage Access Fund
September 30, 2024
Notes to Financial Statements — continued

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended September 30, 2024 amounted to $1,556 and $519 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $281 as its portion of the sales charge on sales of Class A shares for the year ended September 30, 2024 and no contingent deferred sales charges paid by Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended September 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $366 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Trustee of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000 ($214,000 prior to January 1, 2024), an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Trustees may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Trustees. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Trustees’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Trustees of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the year ended September 30, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including paydowns, were $4,837,223 and $4,035,278, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $293,512,273 and $283,097,235, respectively.
4  Distributions to Shareholders and Income Tax Information
The tax character of distributions declared for the years ended September 30, 2024 and September 30, 2023 was as follows:
	Year Ended September 30, 2024	Year Ended September 30, 2023
Ordinary income	$3,245,394	$1,785,204
During the year ended September 30, 2024, distributable earnings was decreased by $4,307 and paid-in capital was increased by $4,307 due to the Fund's use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
As of September 30, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed ordinary income	$104,646
Deferred capital losses	(842,160)
Net unrealized appreciation	1,916,366
Distributable earnings	$1,178,852
15

Calvert
Mortgage Access Fund
September 30, 2024
Notes to Financial Statements — continued

At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $842,160 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $363,920 are short-term and $478,240 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at September 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$90,924,300
Gross unrealized appreciation	$2,140,346
Gross unrealized depreciation	(224,242)
Net unrealized appreciation	$1,916,104
5  Financial Instruments
A summary of futures contracts outstanding at September 30, 2024 is included in the Schedule of Investments. During the year ended September 30, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
At September 30, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Futures contracts	Distributable earnings	$73,826(1)	$ —

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2024 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Futures contracts	Change in unrealized appreciation (depreciation): Futures contracts
Futures contracts	$ (223,025)	$ 175,257
The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the year ended September 30, 2024 was approximately $42,324,000 and $5,436,000, respectively.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
16

Calvert
Mortgage Access Fund
September 30, 2024
Notes to Financial Statements — continued

The Fund had no borrowings outstanding pursuant to its line of credit at September 30, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended September 30, 2024. Effective October 22, 2024, the Fund renewed its line of credit agreement, which expires October 21, 2025, at substantially the same terms.
7  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of September 30, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
TD Securities (USA), LLC	9/19/24	On Demand(1)	5.03%	$5,146,100	$5,154,730
TD Securities (USA), LLC	9/19/24	On Demand(1)	5.05	2,219,557	2,223,291
TD Securities (USA), LLC	9/27/24	On Demand(1)	5.08	2,306,632	2,306,957
MUFG Securities Americas, Inc.	9/27/24	10/4/24	5.30	10,226,271	10,227,475
Total Investments				$19,898,560	$19,912,453

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At September 30, 2024, the remaining contractual maturity of all open reverse repurchase agreements was less than 30 days. The type of securities pledged as collateral for all open reverse repurchase agreements was U.S. Government Agency Mortgage-Backed Securities and Collateralized Mortgage Obligations.
For the year ended September 30, 2024, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $8,444,000 and 5.60%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at September 30, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at September 30, 2024.
Reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.
The following table presents the Fund’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Fund as of September 30, 2024.
Counterparty	Reverse Repurchase Agreements*	Assets Available For Offset	Securities Collateral Pledged(a)	Net Amount(b)
MUFG Securities Americas, Inc.	$(10,227,475)	$—	$10,227,475	$—
TD Securities (USA), LLC	$(9,684,978)	$ —	$9,684,978	$ —

*	Including accrued interest
(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.
17

Calvert
Mortgage Access Fund
September 30, 2024
Notes to Financial Statements — continued

8  Affiliated Investments
At September 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $232,040, which represents 0.4% of the Fund’s net assets. Transactions in such investments by the Fund for the year ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,881,424	$23,123,413	$(24,772,797)	$ —	$ —	$232,040	$47,790	232,040
9  Capital Shares
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes.
Transactions in capital shares were as follows:
	Year Ended September 30, 2024		Year Ended September 30, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	102,109	$987,571	8,973	$87,174
Reinvestment of distributions	3,235	31,350	471	4,588
Shares redeemed	(35,087)	(337,753)	(1,034)	(9,868)
Net increase	70,257	$681,168	8,410	$81,894
Class C
Reinvestment of distributions	255	$2,459	229	$2,241
Net increase	255	$2,459	229	$2,241
Class I
Shares sold	488,242	$4,712,847	2,790,545	$27,105,577
Reinvestment of distributions	331,760	3,205,559	182,231	1,775,046
Shares redeemed	(349,564)	(3,410,303)	(4,806)	(47,125)
Net increase	470,438	$4,508,103	2,967,970	$28,833,498
Class R6
Shares sold	13	$138	23	$217
Reinvestment of distributions	315	3,041	283	2,771
Shares redeemed	(37)	(357)	—	—
Net increase	291	$2,822	306	$2,988
At September 30, 2024, EVM, Calvert Conservative Allocation Fund and Calvert Moderate Allocation Fund owned in the aggregate 90.3% of the value of the outstanding shares of the Fund.
18

Calvert
Mortgage Access Fund
September 30, 2024
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Calvert Fund and Shareholders of Calvert Mortgage Access Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Calvert Mortgage Access Fund (the "Fund") (one of the funds constituting The Calvert Fund), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and for the period from April 29, 2022 (commencement of operations) to September 30, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period from April 29, 2022 (commencement of operations) to September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2024
We have served as the auditor of one or more Calvert investment companies since 2021.
19

Calvert
Mortgage Access Fund
September 30, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of 163(j) interest dividends.
163(j) Interest Dividends. For the fiscal year ended September 30, 2024, the Fund designates 100% of distributions from net investment income as a 163(j) interest dividend.
20

Calvert
Mortgage Access Fund
September 30, 2024
Board of Trustees' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
21

Calvert
Mortgage Access Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Mortgage Access Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-year period ended December 31, 2023. This performance data indicated that the Fund had outperformed the median of its peer universe and its benchmark index for the one-year period ended December 31, 2023. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective
22

Calvert
Mortgage Access Fund
September 30, 2024
Board of Trustees' Contract Approval — continued

median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
23

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CMMAX-NCSR 9.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Calvert Fund

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	November 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	November 25, 2024

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	November 25, 2024